Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® U.S. Bond Index Fund
May 31, 2025
ZUB-NPRT3-0725
1.9881608.108
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	200,000	205,184
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	180,000	180,932
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	111,000	107,939
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	280,000	255,591
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	88,380	88,539
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	234,905	234,257
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	399,762	400,930
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,000,000	1,006,226
Carmax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	220,000	221,876
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	600,000	614,523
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	700,000	761,875
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	246,775
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	821,000	810,229
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	250,510	250,607
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	700,000	703,726
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	180,000	180,664
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	369,972	369,894
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	510,000	513,429
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	97,377	97,206
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	148,333	148,805
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	281,900	281,861
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	150,000	151,331
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	100,000	100,723
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	460,000	462,437
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	145,000	146,301
TOTAL UNITED STATES		8,541,860
TOTAL ASSET-BACKED SECURITIES (Cost $8,532,855)		8,541,860

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	259,165
Capital One NA 2.7% 2/6/2030	500,000	453,793
Citizens Bank NA/Providence RI 3.75% 2/18/2026	960,000	953,437
KeyBank NA/Cleveland OH 5.85% 11/15/2027	710,000	728,305
Morgan Stanley Bank NA 4.952% 1/14/2028 (b)	730,000	734,386
PNC Bank NA 3.1% 10/25/2027	310,000	301,282
Wells Fargo Bank NA 5.45% 8/7/2026	800,000	808,858

TOTAL BANK NOTES (Cost $4,258,815)		4,239,226

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	88,141	87,283
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	380,000	326,274
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	700,000	598,777
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	300,000	263,383
BANK Series 2022-BNK41 Class A4, 3.7897% 4/15/2065 (b)	950,000	881,012
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	1,440,000	1,439,459
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	450,000	397,259
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	450,000	387,608
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	300,000	260,893
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	550,000	477,789
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	1,885,000	1,965,799
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	89,000	82,594
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	160,000	154,407
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	350,000	299,151
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	450,000	388,581
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	500,000	519,959
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	300,000	270,335
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	140,000	146,046
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	1,835,000	1,897,257
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	480,000	472,165
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	244,729
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	240,000	236,537
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	185,226
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	184,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	328,988	322,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	250,000	245,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	570,000	557,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	165,000	158,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	430,000	408,096
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	760,000	696,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	640,000	553,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	710,000	613,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	430,000	372,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	70,000	60,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	540,000	467,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	450,000	392,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	180,000	159,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	540,000	475,601
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	540,000	471,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	650,000	557,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	1,090,000	946,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,900,000	1,653,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	2,500,000	2,208,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	500,000	490,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,400,000	1,381,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	600,000	582,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	500,000	501,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	950,000	967,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,110,000	1,088,331
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	300,000	276,331
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	31,162	30,543
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	410,161
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	150,000	136,187
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	275,000	237,899
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	180,000	190,023
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	332,553
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	184,462
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	500,000	465,441
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	135,000	122,805
TOTAL UNITED STATES		30,885,370
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,714,387)		30,885,370

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	880,000	883,714
Province of Alberta 1.3% 7/22/2030	360,000	311,551
Province of Alberta 3.3% 3/15/2028	225,000	220,514
Province of Alberta 4.5% 1/24/2034	120,000	118,142
Province of British Columbia 2.25% 6/2/2026	350,000	343,214
Province of British Columbia 4.2% 7/6/2033	360,000	348,986
Province of British Columbia 4.9% 4/24/2029	500,000	513,840
Province of Manitoba 4.9% 5/31/2034	190,000	191,824
Province of Ontario 1.125% 10/7/2030	1,111,000	947,216
Province of Ontario 2.3% 6/15/2026	70,000	68,651
Province of Ontario 2.5% 4/27/2026	300,000	295,353
Province of Quebec 1.9% 4/21/2031	600,000	525,840
Province of Quebec 2.5% 4/20/2026	590,000	580,802
Province of Quebec 2.75% 4/12/2027	320,000	312,112
Province of Quebec 3.625% 4/13/2028	510,000	504,308
Province of Quebec 4.25% 9/5/2034	130,000	124,885
TOTAL CANADA		6,290,952
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	1,330,000	1,105,563
Chilean Republic 3.24% 2/6/2028	200,000	193,399
Chilean Republic 3.625% 10/30/2042	394,000	305,055
Chilean Republic 4.95% 1/5/2036	290,000	280,430
Chilean Republic 5.65% 1/13/2037	1,000,000	1,013,750
TOTAL CHILE		2,898,197
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	110,000	121,789
INDONESIA - 0.1%
Indonesia Government 1.85% 3/12/2031	460,000	391,575
Indonesia Government 2.85% 2/14/2030	200,000	184,850
Indonesia Government 3.35% 3/12/2071	270,000	165,375
Indonesia Government 3.4% 9/18/2029	360,000	345,600
Indonesia Government 3.5% 2/14/2050	400,000	282,000
Indonesia Government 3.85% 10/15/2030	750,000	722,925
Indonesia Government 4.1% 4/24/2028	240,000	238,560
Indonesia Government 4.35% 1/11/2048	250,000	204,750
Indonesia Government 4.45% 4/15/2070	150,000	116,372
Indonesia Government 5.25% 1/15/2030	300,000	308,700
Indonesia Government 5.6% 1/15/2035	300,000	309,300
TOTAL INDONESIA		3,270,007
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	760,000	728,525
Israel Government 3.375% 1/15/2050	475,000	294,120
Israel Government 4.5% 1/30/2043	200,000	163,643
Israel Government 5.375% 2/19/2030	350,000	352,625
Israel Government 5.375% 3/12/2029	200,000	202,604
Israel Government 5.5% 3/12/2034	200,000	197,222
Israel Government 5.625% 2/19/2035	350,000	345,631
Israel Government 5.75% 3/12/2054	200,000	177,344
TOTAL ISRAEL		2,461,714
ITALY - 0.1%
Italian Republic 1.25% 2/17/2026	1,161,000	1,135,590
Italian Republic 2.875% 10/17/2029	400,000	372,230
Italian Republic 3.875% 5/6/2051	200,000	134,800
TOTAL ITALY		1,642,620
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	172,023
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	570,000	556,340
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	400,000	364,800
United Mexican States 3.5% 2/12/2034	1,226,000	1,007,159
United Mexican States 3.75% 1/11/2028	320,000	312,840
United Mexican States 4.5% 1/31/2050	1,920,000	1,336,320
United Mexican States 4.5% 4/22/2029	250,000	244,500
United Mexican States 4.6% 2/10/2048	270,000	191,700
United Mexican States 4.75% 4/27/2032	200,000	186,800
United Mexican States 5% 4/27/2051	1,195,000	887,885
United Mexican States 5.4% 2/9/2028	200,000	203,125
United Mexican States 5.55% 1/21/2045	560,000	482,642
United Mexican States 6.05% 1/11/2040	120,000	111,390
United Mexican States 6.35% 2/9/2035	430,000	428,495
TOTAL MEXICO		5,757,656
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	705,488
Panamanian Republic 3.87% 7/23/2060	200,000	107,453
Panamanian Republic 4.5% 4/16/2050	400,000	254,400
Panamanian Republic 4.5% 5/15/2047	240,000	157,500
Panamanian Republic 6.4% 2/14/2035	480,000	452,760
Panamanian Republic 6.7% 1/26/2036	240,000	231,360
TOTAL PANAMA		1,908,961
PERU - 0.0%
Peruvian Republic 1.862% 12/1/2032	420,000	328,860
Peruvian Republic 2.78% 12/1/2060	810,000	423,630
Peruvian Republic 3.55% 3/10/2051	250,000	167,999
Peruvian Republic 5.375% 2/8/2035	290,000	284,795
Peruvian Republic 6.55% 3/14/2037	275,000	292,188
TOTAL PERU		1,497,472
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	610,000	386,191
Philippine Republic 2.95% 5/5/2045	370,000	247,438
Philippine Republic 3% 2/1/2028	200,000	193,040
Philippine Republic 3.95% 1/20/2040	300,000	253,722
Philippine Republic 4.75% 3/5/2035	400,000	387,944
Philippine Republic 5.17% 10/13/2027	1,200,000	1,220,625
Philippine Republic 5.25% 5/14/2034	400,000	403,800
Philippine Republic 5.5% 1/17/2048	200,000	191,778
Philippine Republic 6.375% 10/23/2034	130,000	141,570
Philippine Republic 9.5% 2/2/2030	170,000	204,850
TOTAL PHILIPPINES		3,630,958
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	560,000	561,966
Republic of Poland 4.875% 10/4/2033	260,000	254,670
Republic of Poland 4.875% 2/12/2030	400,000	403,632
Republic of Poland 5.125% 9/18/2034	300,000	296,775
Republic of Poland 5.375% 2/12/2035	400,000	398,276
Republic of Poland 5.5% 3/18/2054	200,000	180,925
Republic of Poland 5.5% 4/4/2053	260,000	236,405
Republic of Poland 5.75% 11/16/2032	200,000	208,510
TOTAL POLAND		2,541,159
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	130,000	107,120
Uruguay Republic 4.375% 1/23/2031	270,000	266,760
Uruguay Republic 4.375% 10/27/2027	140,000	139,860
Uruguay Republic 4.975% 4/20/2055	462,000	397,320
Uruguay Republic 5.1% 6/18/2050	100,000	89,830
Uruguay Republic 5.442% 2/14/2037	1,000,000	1,005,500
Uruguay Republic 7.625% 3/21/2036	130,000	152,750
TOTAL URUGUAY		2,159,140
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,088,094)		34,908,988

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	280,000	176,516
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	112,000	94,215
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	60,000	43,305
State of California 7.5% 4/1/2034	980,000	1,122,767
State of California 7.55% 4/1/2039	360,000	425,947
State of California 7.6% 11/1/2040	350,000	415,504
State of California Gen. Oblig. 3.5% 4/1/2028	175,000	171,995
		2,273,733
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	700,000	428,827
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	150,000	93,876
		522,703
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	325,000	334,182
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	55,000	60,987
City of Los Angeles Department of Airports Customer Facility Charge Revenue (Los Angeles CA Dept Arpts Rev Proj.) 4.242% 5/15/2048 (Assured Guaranty Municipal Corp Insured)	300,000	249,901
		645,070
TOTAL CALIFORNIA		3,618,022
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	300,000	302,761
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	75,000	50,242
Illinois - 0.1%
General Obligations - 0.1%
Illinois St 7.35% 7/1/2035	78,571	83,298
Illinois St Gen. Oblig. 5.1% 6/1/2033	654,412	650,702
		734,000
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	300,000	325,689
TOTAL ILLINOIS		1,059,689
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	140,000	129,432
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St 5.456% 12/1/2039	145,000	145,083
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	250,000	206,635
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	300,000	233,505
TOTAL MASSACHUSETTS		585,223
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	180,000	137,908
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	72,627
TOTAL MICHIGAN		210,535
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	210,000	162,798
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	140,000	156,439
New Jersey Turnpike Authority 7.414% 1/1/2040	320,000	377,340
		533,779
TOTAL NEW JERSEY		533,779
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	70,000	65,051
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	300,000	185,267
		250,318
TOTAL NEW JERSEY,NEW YORK		250,318
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	280,000	294,853
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	300,000	244,027
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.814% 11/15/2040	85,000	91,308
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	280,000	284,468
TOTAL NEW YORK		914,656
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	150,000	99,145
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	170,000	197,459
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 4.427% 2/1/2042	300,000	277,792
General Obligations - 0.0%
Texas State 4.681% 4/1/2040	300,000	282,834
Texas State Gen. Oblig. Series 2015 C, 3.738% 10/1/2031	190,000	182,601
		465,435
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	300,000	192,371
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	100,000	84,017
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	14,567
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	250,000	172,546
		271,130
TOTAL TEXAS		1,206,728
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	210,000	122,376
TOTAL MUNICIPAL SECURITIES (Cost $11,127,952)		9,443,163

Non-Convertible Corporate Bonds - 27.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	340,000	342,597
National Australia Bank Ltd/New York 4.9% 6/13/2028	300,000	305,820
National Australia Bank Ltd/New York 4.944% 1/12/2028	250,000	254,726
Westpac Banking Corp 1.953% 11/20/2028	170,000	157,469
Westpac Banking Corp 3.02% 11/18/2036 (b)	180,000	155,487
Westpac Banking Corp 3.133% 11/18/2041	100,000	70,378
Westpac Banking Corp 3.35% 3/8/2027	670,000	659,925
Westpac Banking Corp 4.043% 8/26/2027	230,000	229,487
Westpac Banking Corp 4.11% 7/24/2034 (b)	500,000	478,762
Westpac Banking Corp 4.322% 11/23/2031 (b)	270,000	267,222
Westpac Banking Corp 5.405% 8/10/2033 (b)	100,000	99,803
Westpac Banking Corp 5.618% 11/20/2035 (b)	100,000	99,270
Westpac Banking Corp 6.82% 11/17/2033	100,000	108,837
		3,229,783
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.125% 2/24/2042	225,000	187,833
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	400,000	404,952
BHP Billiton Finance USA Ltd 5% 9/30/2043	151,000	139,248
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	330,000	332,759
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	50,000	50,044
BHP Billiton Finance USA Ltd 5.5% 9/8/2053	50,000	48,004
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	390,000	228,793
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	324,000	311,207
Rio Tinto Finance USA PLC 4.875% 3/14/2030	210,000	212,288
Rio Tinto Finance USA PLC 5% 3/9/2033	200,000	199,814
Rio Tinto Finance USA PLC 5.25% 3/14/2035	420,000	418,743
Rio Tinto Finance USA PLC 5.75% 3/14/2055	105,000	102,083
		2,635,768
TOTAL AUSTRALIA		5,865,551
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	200,000	192,242
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	100,000	90,152
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	220,000	211,466
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	100,000	90,138
Anheuser-Busch InBev Worldwide Inc 4.35% 6/1/2040	180,000	158,850
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,195,000	994,894
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	487,000	422,338
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	230,000	213,333
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	380,000	381,004
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	400,000	392,538
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	370,000	369,605
Anheuser-Busch InBev Worldwide Inc 5.875% 6/15/2035	180,000	190,899
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	110,000	138,290

TOTAL BELGIUM		3,845,749
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	467,115
Vale Overseas Ltd 6.125% 6/12/2033	70,000	71,876
Vale Overseas Ltd 6.4% 6/28/2054	150,000	142,842
Vale Overseas Ltd 6.875% 11/21/2036	120,000	127,977
		809,810
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	320,000	293,562
Suzano Austria GmbH 3.125% 1/15/2032	250,000	213,121
Suzano Austria GmbH 6% 1/15/2029	230,000	234,140
		740,823
TOTAL BRAZIL		1,550,633
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	230,000	190,934
Bell Canada 3.2% 2/15/2052	100,000	62,436
Bell Canada 4.464% 4/1/2048	130,000	102,343
Bell Canada 5.55% 2/15/2054	240,000	220,577
TELUS Corp 4.3% 6/15/2049	100,000	75,151
		651,441
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 11/15/2026	90,000	87,737
Rogers Communications Inc 4.3% 2/15/2048	240,000	187,964
Rogers Communications Inc 4.55% 3/15/2052	480,000	376,508
Rogers Communications Inc 5% 3/15/2044	210,000	182,776
		834,985
TOTAL COMMUNICATION SERVICES		1,486,426

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	152,000	149,833
Canadian Natural Resources Ltd 4.95% 6/1/2047	210,000	171,008
Canadian Natural Resources Ltd 5% 12/15/2029 (c)	400,000	398,419
Canadian Natural Resources Ltd 6.25% 3/15/2038	50,000	50,183
Canadian Natural Resources Ltd 6.45% 6/30/2033	140,000	147,128
Cenovus Energy Inc 5.4% 6/15/2047	171,000	147,146
Enbridge Inc 1.6% 10/4/2026	860,000	826,827
Enbridge Inc 2.5% 8/1/2033	520,000	423,365
Enbridge Inc 3.125% 11/15/2029	420,000	392,074
Enbridge Inc 3.4% 8/1/2051	190,000	121,132
Enbridge Inc 4.5% 6/10/2044	120,000	96,256
Enbridge Inc 5.625% 4/5/2034	100,000	100,963
Enbridge Inc 5.7% 3/8/2033	200,000	203,983
Enbridge Inc 6.2% 11/15/2030	540,000	571,809
Enbridge Inc 8.5% 1/15/2084 (b)	60,000	65,107
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	100,000	99,159
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	150,000	144,382
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	100,000	91,003
Suncor Energy Inc 4% 11/15/2047	234,000	167,172
Suncor Energy Inc 6.8% 5/15/2038	130,000	136,208
Suncor Energy Inc 7.15% 2/1/2032	90,000	97,322
TransCanada PipeLines Ltd 4.1% 4/15/2030	270,000	261,516
TransCanada PipeLines Ltd 4.25% 5/15/2028	320,000	317,478
TransCanada PipeLines Ltd 4.875% 5/15/2048	80,000	68,191
TransCanada PipeLines Ltd 5% 10/16/2043	440,000	393,580
TransCanada PipeLines Ltd 6.1% 6/1/2040	170,000	171,391
TransCanada PipeLines Ltd 7.25% 8/15/2038	100,000	109,920
		5,922,555
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 1.25% 9/15/2026	395,000	379,402
Bank of Montreal 2.65% 3/8/2027	460,000	446,448
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	93,636
Bank of Montreal 3.803% 12/15/2032 (b)	100,000	96,713
Bank of Montreal 5.717% 9/25/2028	320,000	331,691
Bank of Nova Scotia/The 2.45% 2/2/2032	110,000	94,257
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	120,000	111,845
Bank of Nova Scotia/The 4.85% 2/1/2030	210,000	212,239
Bank of Nova Scotia/The 5.25% 6/12/2028	330,000	338,611
Bank of Nova Scotia/The 5.45% 6/12/2025	900,000	900,188
Bank of Nova Scotia/The 5.65% 2/1/2034	250,000	258,651
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	85,000	78,027
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	310,000	315,042
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	210,000	213,843
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	310,000	324,155
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	186,000	197,312
National Bank of Canada 4.5% 10/10/2029	250,000	247,555
Royal Bank of Canada 1.2% 4/27/2026	1,030,000	1,001,323
Royal Bank of Canada 2.05% 1/21/2027	1,120,000	1,081,046
Royal Bank of Canada 3.625% 5/4/2027	410,000	404,510
Royal Bank of Canada 4.24% 8/3/2027	390,000	389,081
Royal Bank of Canada 4.522% 10/18/2028 (b)	250,000	249,802
Royal Bank of Canada 4.65% 1/27/2026	210,000	209,776
Royal Bank of Canada 4.65% 10/18/2030 (b)	420,000	418,218
Royal Bank of Canada 4.95% 2/1/2029	90,000	91,613
Royal Bank of Canada 5% 5/2/2033	200,000	200,494
Royal Bank of Canada 5.15% 2/1/2034	100,000	100,949
Royal Bank of Canada 5.153% 2/4/2031 (b)	160,000	162,278
Toronto Dominion Bank 2% 9/10/2031	200,000	171,990
Toronto Dominion Bank 3.2% 3/10/2032	190,000	170,177
Toronto Dominion Bank 3.766% 6/6/2025	1,440,000	1,439,855
Toronto Dominion Bank 4.456% 6/8/2032	100,000	96,891
Toronto Dominion Bank 5.146% 9/10/2034 (b)	220,000	218,029
Toronto Dominion Bank 5.156% 1/10/2028	620,000	630,929
Toronto Dominion Bank 5.264% 12/11/2026	300,000	303,365
Toronto Dominion Bank 5.298% 1/30/2032	400,000	405,632
		12,385,573
Capital Markets - 0.0%
Brookfield Capital Finance LLC 6.087% 6/14/2033	100,000	104,216
Brookfield Finance Inc 2.724% 4/15/2031	330,000	293,271
Brookfield Finance Inc 3.5% 3/30/2051	100,000	65,698
Brookfield Finance Inc 3.9% 1/25/2028	190,000	186,464
Brookfield Finance Inc 5.813% 3/3/2055	100,000	94,784
Brookfield Finance Inc 5.968% 3/4/2054	100,000	96,660
Brookfield Finance Inc 6.35% 1/5/2034	170,000	180,005
Brookfield Finance LLC / Brookfield Finance Inc 3.45% 4/15/2050	120,000	78,543
CI Financial Corp 3.2% 12/17/2030	220,000	191,921
		1,291,562
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	240,000	236,491
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	70,000	71,117
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)	100,000	99,841
Fairfax Financial Holdings Ltd 6% 12/7/2033	70,000	71,967
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	50,000	47,458
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	150,000	146,801
Manulife Financial Corp 4.15% 3/4/2026	510,000	508,422
Manulife Financial Corp 5.375% 3/4/2046	50,000	47,932
		1,230,029
TOTAL FINANCIALS		14,907,164

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	290,000	165,440
Canadian National Railway Co 2.75% 3/1/2026	150,000	148,079
Canadian National Railway Co 3.65% 2/3/2048	100,000	74,477
Canadian National Railway Co 4.45% 1/20/2049	50,000	42,063
Canadian National Railway Co 6.125% 11/1/2053	60,000	63,600
Canadian Pacific Railway Co 1.75% 12/2/2026	200,000	192,262
Canadian Pacific Railway Co 2.45% 12/2/2031	200,000	173,203
Canadian Pacific Railway Co 3.1% 12/2/2051	300,000	192,218
Canadian Pacific Railway Co 3.5% 5/1/2050	260,000	179,401
Canadian Pacific Railway Co 4.2% 11/15/2069	50,000	36,296
Canadian Pacific Railway Co 4.8% 8/1/2045	230,000	201,071
Canadian Pacific Railway Co 6.125% 9/15/2115	100,000	97,926
		1,566,036
Professional Services - 0.0%
TR Finance LLC 5.85% 4/15/2040	110,000	110,877
TOTAL INDUSTRIALS		1,676,913

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	170,000	122,894
Nutrien Ltd 4.125% 3/15/2035	150,000	133,521
Nutrien Ltd 4.2% 4/1/2029	32,000	31,490
Nutrien Ltd 4.9% 3/27/2028	380,000	383,989
Nutrien Ltd 5% 4/1/2049	156,000	135,540
Nutrien Ltd 5.4% 6/21/2034	300,000	298,838
		1,106,272
Metals & Mining - 0.0%
Barrick North America Finance LLC 5.7% 5/30/2041	242,000	236,287
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	100,000	100,853
		337,140
TOTAL MATERIALS		1,443,412

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	130,000	111,937
Emera US Finance LP 3.55% 6/15/2026	160,000	157,874
Emera US Finance LP 4.75% 6/15/2046	100,000	80,701
		350,512
TOTAL CANADA		25,786,982
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	340,000	299,067
Alibaba Group Holding Ltd 3.15% 2/9/2051	235,000	150,145
Alibaba Group Holding Ltd 4% 12/6/2037	140,000	121,572
Alibaba Group Holding Ltd 4.5% 11/28/2034	230,000	218,581

TOTAL CHINA		789,365
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% 1/13/2042	270,000	255,745
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	100,000	64,111
TotalEnergies Capital International SA 3.386% 6/29/2060	380,000	240,208
TotalEnergies Capital International SA 3.461% 7/12/2049	140,000	95,760
TotalEnergies Capital SA 3.883% 10/11/2028	470,000	465,470
TotalEnergies Capital SA 5.15% 4/5/2034	230,000	231,665
TotalEnergies Capital SA 5.488% 4/5/2054	240,000	223,987
TotalEnergies Capital SA 5.638% 4/5/2064	70,000	65,415
		1,386,616
TOTAL FRANCE		1,642,361
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	370,000	433,706
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	100,000	117,697
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	700,000	697,273
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	830,000	798,972
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	150,000	138,225
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	520,000	468,383
Deutsche Bank AG/New York NY 4.1% 1/13/2026	154,000	153,201
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	200,000	196,276
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	149,340
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	250,000	250,346
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)	150,000	146,381
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	150,000	156,541
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	280,000	296,270
		3,451,208
Financial Services - 0.2%
KfW 0% 6/29/2037 (d)	1,000,000	576,645
KfW 0.375% 7/18/2025	208,000	206,939
KfW 3% 5/20/2027	2,200,000	2,159,664
Landwirtschaftliche Rentenbank 3.875% 9/28/2027	1,110,000	1,108,880
		4,052,128
TOTAL FINANCIALS		7,503,336

TOTAL GERMANY		8,054,739
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	100,000	93,903
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	969,194
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	250,000	235,992
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	160,000	142,073
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	250,000	215,265
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	250,000	194,595
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	300,000	299,623
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	270,000	269,295
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	210,000	208,379
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	200,000	197,569
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	150,000	158,394
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	219,000	225,365
		3,115,744
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	300,000	300,372
Smurfit Westrock Financing DAC 5.418% 1/15/2035	200,000	199,142
		499,514
TOTAL IRELAND		3,615,258
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.967% 3/10/2032	130,000	114,860
Toyota Motor Corp 3.669% 7/20/2028	290,000	285,603
		400,463
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,012,000	859,405
Japan Bank for International Cooperation 2% 10/17/2029	240,000	219,211
Japan Bank for International Cooperation 2.75% 11/16/2027	760,000	736,116
Japan Bank for International Cooperation 4.875% 10/18/2028	390,000	399,257
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	550,000	531,144
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	550,000	472,902
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	330,000	318,166
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	200,000	181,783
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,050,000	1,027,358
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	670,000	633,921
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	100,000	98,913
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	150,000	134,144
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	110,000	99,611
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	400,000	406,353
Mitsubishi UFJ Financial Group Inc 5.406% 4/19/2034 (b)	200,000	202,505
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (b)	240,000	243,819
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (b)	200,000	205,418
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (b)	200,000	203,143
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	200,000	193,353
Mizuho Financial Group Inc 1.979% 9/8/2031 (b)	280,000	242,006
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	400,000	404,212
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	630,000	642,893
Mizuho Financial Group Inc 5.669% 9/13/2033 (b)	200,000	204,804
Mizuho Financial Group Inc 5.739% 5/27/2031 (b)	590,000	612,119
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	430,000	444,020
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	650,000	648,022
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,010,000	974,458
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	183,806
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	725,000	710,987
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	260,000	188,696
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	204,212
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	500,000	513,254
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	200,000	203,620
Sumitomo Mitsui Financial Group Inc 5.632% 1/15/2035	200,000	204,579
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	280,000	290,120
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	311,081
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	200,000	209,658
Sumitomo Mitsui Financial Group Inc 5.836% 7/9/2044	170,000	169,440
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	60,000	62,838
		14,591,347
Capital Markets - 0.1%
Nomura Holdings Inc 1.851% 7/16/2025	666,000	663,586
Nomura Holdings Inc 2.329% 1/22/2027	290,000	278,803
Nomura Holdings Inc 2.679% 7/16/2030	210,000	188,260
Nomura Holdings Inc 2.999% 1/22/2032	565,000	492,507
Nomura Holdings Inc 6.07% 7/12/2028	200,000	207,715
		1,830,871
TOTAL FINANCIALS		16,422,218

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	290,000	256,931
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	330,000	240,639
Takeda Pharmaceutical Co Ltd 5% 11/26/2028	210,000	212,877
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	410,000	385,508
		1,095,955
TOTAL JAPAN		17,918,636
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 0.625% 2/9/2026	400,000	389,752
Export-Import Bank of Korea 1.25% 9/21/2030	680,000	578,682
Export-Import Bank of Korea 4% 9/11/2029	200,000	196,659
Export-Import Bank of Korea 4.25% 9/15/2027	430,000	428,780
Export-Import Bank of Korea 5.125% 9/18/2028	290,000	296,968
Export-Import Bank of Korea 5.25% 1/14/2035	200,000	205,020
Korea Development Bank/The 1.625% 1/19/2031	250,000	214,673
Korea Development Bank/The 2% 10/25/2031	350,000	302,318

TOTAL KOREA (SOUTH)		2,612,852
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6% 6/17/2034	60,000	61,911
ArcelorMittal SA 6.35% 6/17/2054	100,000	97,938
ArcelorMittal SA 6.55% 11/29/2027	230,000	238,527
ArcelorMittal SA 6.8% 11/29/2032	270,000	292,172

TOTAL LUXEMBOURG		690,548
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 5% 5/13/2045	100,000	66,985
Grupo Televisa SAB 6.625% 1/15/2040	110,000	96,628
		163,613
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.875% 5/7/2030	511,000	467,029
America Movil SAB de CV 3.625% 4/22/2029	200,000	191,978
America Movil SAB de CV 6.125% 3/30/2040	100,000	101,511
		760,518
TOTAL COMMUNICATION SERVICES		924,131

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV 2.75% 1/22/2030	150,000	138,393
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	100,000	89,848
Southern Copper Corp 5.875% 4/23/2045	178,000	168,778
Southern Copper Corp 7.5% 7/27/2035	320,000	358,602
		617,228
TOTAL MEXICO		1,679,752
MULTI-NATIONAL - 0.8%
Financials - 0.8%
Banks - 0.5%
African Development Bank 0.875% 7/22/2026	200,000	192,783
Asian Development Bank 0.75% 10/8/2030	150,000	126,345
Asian Development Bank 1.875% 1/24/2030	1,139,000	1,036,920
Asian Development Bank 2.5% 11/2/2027	20,000	19,350
Asian Development Bank 4% 1/12/2033	500,000	491,188
Asian Development Bank 4.375% 3/6/2029	1,340,000	1,358,866
Asian Development Bank 4.5% 8/25/2028	630,000	640,753
Corp Andina de Fomento 4.125% 1/7/2028	147,000	146,482
Corp Andina de Fomento 5% 1/22/2030	150,000	153,537
Corp Andina de Fomento 5% 1/24/2029	330,000	336,547
European Investment Bank 0.75% 9/23/2030	400,000	337,869
European Investment Bank 0.875% 5/17/2030	80,000	68,782
European Investment Bank 1.25% 2/14/2031	630,000	540,838
European Investment Bank 1.75% 3/15/2029	2,950,000	2,724,587
European Investment Bank 3.625% 7/15/2030	1,710,000	1,678,695
European Investment Bank 4.875% 2/15/2036	400,000	412,900
Inter-American Development Bank 0.875% 4/20/2026	400,000	388,481
Inter-American Development Bank 1.125% 1/13/2031	730,000	622,326
Inter-American Development Bank 1.5% 1/13/2027	1,000,000	960,850
Inter-American Development Bank 3.125% 9/18/2028	680,000	662,741
Inter-American Development Bank 4% 1/12/2028	1,500,000	1,502,754
Inter-American Development Bank 4.375% 1/24/2044	190,000	173,657
Inter-American Development Bank 4.5% 9/13/2033	270,000	272,275
		14,849,526
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	300,000	297,017
Financial Services - 0.3%
International Bank for Reconstruction & Development 0.5% 10/28/2025	364,000	358,297
International Bank for Reconstruction & Development 0.75% 8/26/2030	1,433,000	1,211,788
International Bank for Reconstruction & Development 0.875% 5/14/2030	1,054,000	906,067
International Bank for Reconstruction & Development 1.875% 10/27/2026	320,000	310,569
International Bank for Reconstruction & Development 2.5% 11/22/2027	1,340,000	1,294,927
International Bank for Reconstruction & Development 3.625% 9/21/2029	2,750,000	2,711,098
International Bank for Reconstruction & Development 4% 7/25/2030	750,000	748,738
International Bank for Reconstruction & Development 4.75% 11/14/2033	530,000	544,545
International Finance Corp 0.75% 8/27/2030	100,000	84,522
		8,170,551
TOTAL MULTI-NATIONAL		23,317,094
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	250,000	247,441
Cooperatieve Rabobank UA 4.375% 8/4/2025	290,000	289,624
Cooperatieve Rabobank UA 5.25% 5/24/2041	180,000	173,384
Cooperatieve Rabobank UA 5.75% 12/1/2043	260,000	255,712
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	300,000	304,804
ING Groep NV 2.727% 4/1/2032 (b)	200,000	176,915
ING Groep NV 3.95% 3/29/2027	200,000	198,042
ING Groep NV 4.017% 3/28/2028 (b)	200,000	197,722
ING Groep NV 4.252% 3/28/2033 (b)	200,000	189,712
ING Groep NV 5.066% 3/25/2031 (b)	350,000	351,975
ING Groep NV 5.525% 3/25/2036 (b)	200,000	199,515
ING Groep NV 5.55% 3/19/2035 (b)	220,000	221,404
		2,806,250
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	300,000	255,611
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	120,000	74,220
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	190,000	135,043
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	100,000	93,406
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	140,000	138,862
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	100,000	98,070
		795,212
TOTAL NETHERLANDS		3,601,462
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	310,000	280,481
Equinor ASA 3.625% 9/10/2028	130,000	127,709
Equinor ASA 4.8% 11/8/2043	130,000	116,548
Equinor ASA 5.1% 8/17/2040	180,000	171,094

TOTAL NORWAY		695,832
SPAIN - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 4.103% 3/8/2027	300,000	297,822
Telefonica Emisiones SA 4.895% 3/6/2048	270,000	221,570
Telefonica Emisiones SA 5.213% 3/8/2047	160,000	138,128
Telefonica Emisiones SA 7.045% 6/20/2036	100,000	109,461
Telefonica Europe BV 8.25% 9/15/2030	608,000	701,480
		1,468,461
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 1.125% 9/18/2025	200,000	197,909
Banco Bilbao Vizcaya Argentaria SA 5.862% 9/14/2026 (b)	400,000	400,865
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	400,000	411,984
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	769,000
Banco Santander SA 3.306% 6/27/2029	200,000	190,249
Banco Santander SA 3.8% 2/23/2028	600,000	585,514
Banco Santander SA 5.179% 11/19/2025	400,000	400,609
Banco Santander SA 5.294% 8/18/2027	600,000	607,670
Banco Santander SA 5.365% 7/15/2028 (b)	1,400,000	1,421,087
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	409,404
Banco Santander SA 6.35% 3/14/2034	200,000	206,667
Banco Santander SA 6.921% 8/8/2033	200,000	213,405
		5,814,363
TOTAL SPAIN		7,282,824
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	970,000	938,049
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	220,000	246,118
UBS AG/London 4.5% 6/26/2048	210,000	175,688
UBS AG/Stamford CT 1.25% 8/7/2026	1,010,000	972,875
		1,394,681
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	70,000	59,880
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	110,000	94,569
Tyco Electronics Group SA 4.5% 2/13/2026	200,000	199,954
		294,523
TOTAL SWITZERLAND		1,749,084
UNITED KINGDOM - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	154,000	187,843
Media - 0.0%
RELX Capital Inc 4% 3/18/2029	240,000	236,804
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.25% 9/17/2050	170,000	128,609
Vodafone Group PLC 4.375% 5/30/2028	250,000	252,661
Vodafone Group PLC 4.875% 6/19/2049	280,000	234,392
Vodafone Group PLC 5% 5/30/2038	130,000	122,939
Vodafone Group PLC 5.125% 6/19/2059	500,000	421,556
Vodafone Group PLC 5.75% 6/28/2054	260,000	243,375
Vodafone Group PLC 6.25% 11/30/2032	100,000	107,026
		1,510,558
TOTAL COMMUNICATION SERVICES		1,935,205

Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	200,000	197,951
Diageo Capital PLC 2% 4/29/2030	400,000	356,187
Diageo Capital PLC 2.125% 4/29/2032	200,000	167,985
Diageo Capital PLC 5.5% 1/24/2033	200,000	206,039
Diageo Capital PLC 5.875% 9/30/2036	120,000	126,825
		1,054,987
Food Products - 0.0%
Mead Johnson Nutrition Co 5.9% 11/1/2039	100,000	103,167
Unilever Capital Corp 1.375% 9/14/2030	380,000	327,136
Unilever Capital Corp 2.9% 5/5/2027	400,000	391,292
Unilever Capital Corp 4.875% 9/8/2028	180,000	184,112
		1,005,707
Tobacco - 0.2%
BAT Capital Corp 3.215% 9/6/2026	100,000	98,304
BAT Capital Corp 3.462% 9/6/2029	430,000	408,977
BAT Capital Corp 3.557% 8/15/2027	1,440,000	1,408,451
BAT Capital Corp 3.734% 9/25/2040	50,000	38,344
BAT Capital Corp 3.984% 9/25/2050	100,000	69,828
BAT Capital Corp 4.39% 8/15/2037	470,000	413,462
BAT Capital Corp 4.54% 8/15/2047	128,000	101,044
BAT Capital Corp 4.7% 4/2/2027	270,000	270,550
BAT Capital Corp 4.742% 3/16/2032	170,000	166,272
BAT Capital Corp 4.758% 9/6/2049	260,000	208,735
BAT Capital Corp 5.282% 4/2/2050	100,000	86,115
BAT Capital Corp 5.65% 3/16/2052	50,000	45,224
BAT Capital Corp 5.834% 2/20/2031	100,000	104,189
BAT Capital Corp 6% 2/20/2034	100,000	104,033
BAT Capital Corp 6.421% 8/2/2033	200,000	214,401
BAT International Finance PLC 5.931% 2/2/2029	70,000	73,111
Reynolds American Inc 4.45% 6/12/2025	140,000	139,990
Reynolds American Inc 5.7% 8/15/2035	110,000	110,353
Reynolds American Inc 5.85% 8/15/2045	100,000	94,258
		4,155,641
TOTAL CONSUMER STAPLES		6,216,335

Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (b)	300,000	289,488
Barclays PLC 2.894% 11/24/2032 (b)	520,000	452,463
Barclays PLC 3.33% 11/24/2042 (b)	465,000	333,836
Barclays PLC 3.564% 9/23/2035 (b)	240,000	218,687
Barclays PLC 4.375% 1/12/2026	210,000	209,495
Barclays PLC 4.836% 5/9/2028	310,000	310,553
Barclays PLC 4.95% 1/10/2047	200,000	176,900
Barclays PLC 5.088% 6/20/2030 (b)	200,000	199,229
Barclays PLC 5.2% 5/12/2026	360,000	360,911
Barclays PLC 5.25% 8/17/2045	200,000	187,312
Barclays PLC 5.304% 8/9/2026 (b)	250,000	250,222
Barclays PLC 5.335% 9/10/2035 (b)	520,000	505,675
Barclays PLC 5.501% 8/9/2028 (b)	590,000	598,719
Barclays PLC 5.746% 8/9/2033 (b)	200,000	204,135
Barclays PLC 5.785% 2/25/2036 (b)	200,000	200,439
Barclays PLC 5.829% 5/9/2027 (b)	400,000	403,651
Barclays PLC 6.49% 9/13/2029 (b)	800,000	839,595
HSBC Holdings PLC 2.013% 9/22/2028 (b)	630,000	592,247
HSBC Holdings PLC 2.206% 8/17/2029 (b)	550,000	506,897
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	297,482
HSBC Holdings PLC 3.973% 5/22/2030 (b)	214,000	206,355
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,600,000	1,596,907
HSBC Holdings PLC 4.762% 3/29/2033 (b)	210,000	201,496
HSBC Holdings PLC 5.24% 5/13/2031 (b)	300,000	301,353
HSBC Holdings PLC 5.402% 8/11/2033 (b)	680,000	685,965
HSBC Holdings PLC 5.597% 5/17/2028 (b)	390,000	395,794
HSBC Holdings PLC 5.79% 5/13/2036 (b)	300,000	302,094
HSBC Holdings PLC 6.1% 1/14/2042	240,000	249,766
HSBC Holdings PLC 6.332% 3/9/2044 (b)	930,000	975,969
HSBC Holdings PLC 6.5% 5/2/2036	100,000	106,530
HSBC Holdings PLC 6.5% 9/15/2037	670,000	692,726
HSBC Holdings PLC 6.5% 9/15/2037	140,000	147,407
HSBC Holdings PLC 6.547% 6/20/2034 (b)	200,000	209,231
HSBC Holdings PLC 6.8% 6/1/2038	100,000	108,509
HSBC Holdings PLC 7.399% 11/13/2034 (b)	310,000	341,468
HSBC Holdings PLC 8.113% 11/3/2033 (b)	290,000	331,361
Lloyds Banking Group PLC 3.369% 12/14/2046 (b)	200,000	139,561
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	420,000	408,751
Lloyds Banking Group PLC 4.375% 3/22/2028	656,000	651,909
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	200,000	196,220
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	201,800
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	200,000	199,921
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	300,000	309,486
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	200,000	227,336
NatWest Group PLC 3.032% 11/28/2035 (b)	200,000	177,280
NatWest Group PLC 4.964% 8/15/2030 (b)	240,000	240,460
NatWest Group PLC 5.516% 9/30/2028 (b)	290,000	294,788
NatWest Group PLC 5.778% 3/1/2035 (b)	400,000	407,722
NatWest Group PLC 5.847% 3/2/2027 (b)	480,000	483,886
NatWest Group PLC 7.472% 11/10/2026 (b)	330,000	333,790
Santander UK Group Holdings PLC 1.532% 8/21/2026 (b)	250,000	248,136
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	250,000	259,568
		18,771,481
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	1,220,000	1,184,461
Astrazeneca Finance LLC 2.25% 5/28/2031	170,000	149,988
Astrazeneca Finance LLC 4.875% 3/3/2033	380,000	381,706
Astrazeneca Finance LLC 5% 2/26/2034	130,000	130,862
Astrazeneca PLC 1.375% 8/6/2030	240,000	205,853
Astrazeneca PLC 2.125% 8/6/2050	90,000	48,112
Astrazeneca PLC 3.125% 6/12/2027	140,000	137,337
Astrazeneca PLC 4% 9/18/2042	220,000	182,904
Astrazeneca PLC 4.375% 8/17/2048	180,000	150,895
Astrazeneca PLC 6.45% 9/15/2037	219,000	241,786
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	331,000	360,653
		3,174,557
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	60,000	60,467
National Grid PLC 5.809% 6/12/2033	100,000	103,238
		163,705
TOTAL UNITED KINGDOM		30,261,283
UNITED STATES - 22.1%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	200,000	186,131
AT&T Inc 1.7% 3/25/2026	1,160,000	1,132,847
AT&T Inc 2.25% 2/1/2032	1,280,000	1,085,991
AT&T Inc 2.55% 12/1/2033	210,000	172,715
AT&T Inc 2.75% 6/1/2031	401,000	358,867
AT&T Inc 3.1% 2/1/2043	210,000	147,061
AT&T Inc 3.3% 2/1/2052	350,000	224,846
AT&T Inc 3.5% 2/1/2061	410,000	256,949
AT&T Inc 3.5% 6/1/2041	630,000	482,028
AT&T Inc 3.5% 9/15/2053	1,009,000	670,465
AT&T Inc 3.55% 9/15/2055	723,000	477,962
AT&T Inc 3.65% 6/1/2051	520,000	361,550
AT&T Inc 3.65% 9/15/2059	419,000	275,317
AT&T Inc 4.3% 2/15/2030	720,000	712,413
AT&T Inc 4.5% 5/15/2035	220,000	206,950
AT&T Inc 4.65% 6/1/2044	110,000	92,837
AT&T Inc 4.75% 5/15/2046	130,000	110,872
AT&T Inc 4.85% 7/15/2045	110,000	94,781
AT&T Inc 5.15% 3/15/2042	236,000	214,244
AT&T Inc 5.45% 3/1/2047	160,000	148,179
AT&T Inc 5.7% 3/1/2057	110,000	102,896
Sprint Capital Corp 6.875% 11/15/2028	490,000	524,202
Verizon Communications Inc 1.5% 9/18/2030	930,000	793,014
Verizon Communications Inc 2.355% 3/15/2032	615,000	524,511
Verizon Communications Inc 2.85% 9/3/2041	920,000	638,574
Verizon Communications Inc 2.987% 10/30/2056	802,000	469,618
Verizon Communications Inc 3.55% 3/22/2051	500,000	349,502
Verizon Communications Inc 3.7% 3/22/2061	140,000	94,320
Verizon Communications Inc 4.016% 12/3/2029	1,020,000	998,545
Verizon Communications Inc 4.125% 3/16/2027	540,000	537,794
Verizon Communications Inc 4.272% 1/15/2036	106,000	96,512
Verizon Communications Inc 4.329% 9/21/2028	270,000	269,435
Verizon Communications Inc 4.4% 11/1/2034	420,000	393,335
Verizon Communications Inc 4.5% 8/10/2033	300,000	287,493
Verizon Communications Inc 4.812% 3/15/2039	780,000	719,067
Verizon Communications Inc 5.012% 4/15/2049	146,000	131,376
Verizon Communications Inc 5.012% 8/21/2054	214,000	187,106
Verizon Communications Inc 5.25% 3/16/2037	102,000	100,048
		14,630,353
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	170,000	170,777
Netflix Inc 6.375% 5/15/2029	390,000	417,537
Walt Disney Co/The 2% 9/1/2029	730,000	665,694
Walt Disney Co/The 2.65% 1/13/2031	200,000	182,218
Walt Disney Co/The 2.75% 9/1/2049	160,000	98,221
Walt Disney Co/The 3.5% 5/13/2040	163,000	130,889
Walt Disney Co/The 3.6% 1/13/2051	300,000	215,427
Walt Disney Co/The 3.7% 10/15/2025	434,000	432,768
Walt Disney Co/The 3.8% 5/13/2060	60,000	42,633
Walt Disney Co/The 4.75% 9/15/2044	151,000	133,285
Walt Disney Co/The 6.15% 2/15/2041	100,000	105,273
Walt Disney Co/The 6.15% 3/1/2037	120,000	128,708
Walt Disney Co/The 6.2% 12/15/2034	280,000	308,247
		3,031,677
Interactive Media & Services - 0.1%
Alphabet Inc 1.1% 8/15/2030	410,000	350,387
Alphabet Inc 1.9% 8/15/2040	100,000	65,499
Alphabet Inc 2.05% 8/15/2050	510,000	277,344
Alphabet Inc 5.3% 5/15/2065	100,000	95,750
Meta Platforms Inc 3.5% 8/15/2027	470,000	464,143
Meta Platforms Inc 3.85% 8/15/2032	120,000	113,695
Meta Platforms Inc 4.3% 8/15/2029	200,000	200,782
Meta Platforms Inc 4.45% 8/15/2052	480,000	396,959
Meta Platforms Inc 4.65% 8/15/2062	100,000	82,472
Meta Platforms Inc 4.75% 8/15/2034	230,000	227,445
Meta Platforms Inc 4.95% 5/15/2033	290,000	293,145
Meta Platforms Inc 5.4% 8/15/2054	176,000	167,078
Meta Platforms Inc 5.6% 5/15/2053	150,000	146,718
Meta Platforms Inc 5.75% 5/15/2063	530,000	523,645
		3,405,062
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	100,000	87,805
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	680,000	470,287
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	280,000	196,782
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	150,000	146,400
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	400,000	246,531
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	310,000	192,303
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	120,000	80,839
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	700,000	645,685
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	200,000	160,913
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	110,000	101,363
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	100,000	84,003
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	370,000	302,837
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	250,000	219,379
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	210,000	218,610
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	100,000	96,232
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	250,000	261,542
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	390,000	388,250
Comcast Corp 1.5% 2/15/2031	295,000	248,580
Comcast Corp 1.95% 1/15/2031	300,000	259,653
Comcast Corp 2.35% 1/15/2027	2,935,000	2,843,222
Comcast Corp 2.45% 8/15/2052	645,000	342,853
Comcast Corp 2.65% 2/1/2030	680,000	626,669
Comcast Corp 2.8% 1/15/2051	120,000	70,274
Comcast Corp 2.887% 11/1/2051	273,000	162,000
Comcast Corp 2.937% 11/1/2056	660,000	377,388
Comcast Corp 2.987% 11/1/2063	160,000	88,088
Comcast Corp 3.2% 7/15/2036	390,000	319,687
Comcast Corp 3.4% 7/15/2046	100,000	69,322
Comcast Corp 3.45% 2/1/2050	230,000	154,264
Comcast Corp 3.969% 11/1/2047	170,000	127,461
Comcast Corp 3.999% 11/1/2049	300,000	222,576
Comcast Corp 4% 3/1/2048	150,000	112,744
Comcast Corp 4.049% 11/1/2052	15,000	11,051
Comcast Corp 4.15% 10/15/2028	150,000	149,012
Comcast Corp 4.55% 1/15/2029	330,000	332,203
Comcast Corp 4.6% 8/15/2045	180,000	152,342
Comcast Corp 5.3% 5/15/2035	350,000	350,720
Comcast Corp 5.35% 5/15/2053	330,000	298,771
Comcast Corp 5.5% 5/15/2064	450,000	409,137
Comcast Corp 5.65% 6/15/2035	476,000	490,572
Comcast Corp 7.05% 3/15/2033	210,000	236,531
Discovery Communications LLC 3.625% 5/15/2030	475,000	420,069
Discovery Communications LLC 3.95% 3/20/2028	1,370,000	1,308,195
Discovery Communications LLC 5% 9/20/2037	340,000	267,701
Fox Corp 3.5% 4/8/2030	290,000	274,676
Fox Corp 4.709% 1/25/2029	220,000	220,523
Fox Corp 5.476% 1/25/2039	214,000	204,877
Fox Corp 5.576% 1/25/2049	166,000	152,309
Paramount Global 4.2% 5/19/2032	150,000	135,199
Paramount Global 4.2% 6/1/2029	200,000	193,298
Paramount Global 4.375% 3/15/2043	100,000	72,915
Paramount Global 4.6% 1/15/2045	110,000	80,955
Paramount Global 4.95% 1/15/2031	237,000	229,463
Paramount Global 4.95% 5/19/2050	70,000	52,752
Paramount Global 5.85% 9/1/2043	239,000	204,758
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	100,000	114,852
Time Warner Cable LLC 5.5% 9/1/2041	110,000	96,946
Time Warner Cable LLC 5.875% 11/15/2040	360,000	336,669
Time Warner Cable LLC 6.55% 5/1/2037	100,000	100,665
Time Warner Cable LLC 7.3% 7/1/2038	100,000	106,566
TWDC Enterprises 18 Corp 1.85% 7/30/2026	470,000	457,399
TWDC Enterprises 18 Corp 3% 7/30/2046	110,000	72,469
TWDC Enterprises 18 Corp 3.7% 12/1/2042	250,000	194,889
TWDC Enterprises 18 Corp 4.125% 6/1/2044	192,000	156,608
TWDC Enterprises 18 Corp 7% 3/1/2032	290,000	328,853
Warnermedia Holdings Inc 3.755% 3/15/2027	180,000	174,487
Warnermedia Holdings Inc 4.279% 3/15/2032	345,000	292,756
Warnermedia Holdings Inc 5.05% 3/15/2042	330,000	237,378
Warnermedia Holdings Inc 5.141% 3/15/2052	651,000	422,017
Warnermedia Holdings Inc 5.391% 3/15/2062	510,000	328,303
		19,593,428
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	200,000	187,947
T-Mobile USA Inc 2.55% 2/15/2031	340,000	301,146
T-Mobile USA Inc 2.625% 4/15/2026	1,300,000	1,279,852
T-Mobile USA Inc 3% 2/15/2041	210,000	150,218
T-Mobile USA Inc 3.3% 2/15/2051	400,000	260,094
T-Mobile USA Inc 3.6% 11/15/2060	560,000	363,886
T-Mobile USA Inc 3.875% 4/15/2030	190,000	183,211
T-Mobile USA Inc 4.375% 4/15/2040	100,000	86,712
T-Mobile USA Inc 4.5% 4/15/2050	480,000	387,262
T-Mobile USA Inc 4.8% 7/15/2028	350,000	353,744
T-Mobile USA Inc 5.05% 7/15/2033	350,000	347,017
T-Mobile USA Inc 5.2% 1/15/2033	150,000	150,567
T-Mobile USA Inc 5.25% 6/15/2055	320,000	284,877
T-Mobile USA Inc 5.65% 1/15/2053	470,000	444,638
T-Mobile USA Inc 5.8% 9/15/2062	330,000	316,176
		5,097,347
TOTAL COMMUNICATION SERVICES		45,757,867

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	1,000,000	983,620
Lear Corp 2.6% 1/15/2032	110,000	93,502
Lear Corp 3.55% 1/15/2052	80,000	49,314
Lear Corp 3.8% 9/15/2027	240,000	234,784
		1,361,220
Automobiles - 0.4%
American Honda Finance Corp 1% 9/10/2025	240,000	237,662
American Honda Finance Corp 1.2% 7/8/2025	400,000	398,615
American Honda Finance Corp 1.8% 1/13/2031	140,000	118,729
American Honda Finance Corp 2.35% 1/8/2027	690,000	666,518
American Honda Finance Corp 4.8% 3/5/2030	230,000	230,282
American Honda Finance Corp 4.85% 10/23/2031	100,000	99,125
American Honda Finance Corp 4.9% 1/10/2034	140,000	136,385
American Honda Finance Corp 5.125% 7/7/2028	170,000	172,727
American Honda Finance Corp 5.2% 3/5/2035	120,000	117,234
Ford Motor Co 4.75% 1/15/2043	400,000	300,601
Ford Motor Co 5.291% 12/8/2046	250,000	197,118
Ford Motor Co 6.1% 8/19/2032	540,000	527,446
Ford Motor Co 7.4% 11/1/2046	120,000	121,998
General Motors Co 4.2% 10/1/2027	90,000	88,538
General Motors Co 5% 4/1/2035	260,000	240,167
General Motors Co 5.15% 4/1/2038	120,000	108,353
General Motors Co 5.2% 4/1/2045	110,000	91,465
General Motors Co 5.4% 4/1/2048	90,000	75,736
General Motors Co 5.6% 10/15/2032	360,000	358,254
General Motors Co 5.95% 4/1/2049	260,000	234,627
General Motors Co 6.75% 4/1/2046	405,000	403,940
General Motors Co 6.8% 10/1/2027	330,000	342,067
General Motors Financial Co Inc 2.4% 4/10/2028	190,000	177,172
General Motors Financial Co Inc 2.7% 8/20/2027	140,000	133,215
General Motors Financial Co Inc 3.85% 1/5/2028	160,000	155,461
General Motors Financial Co Inc 4.3% 4/6/2029	370,000	358,398
General Motors Financial Co Inc 4.35% 1/17/2027	1,540,000	1,525,388
General Motors Financial Co Inc 5.25% 3/1/2026	170,000	170,193
General Motors Financial Co Inc 5.4% 4/6/2026	360,000	361,061
General Motors Financial Co Inc 5.45% 7/15/2030	600,000	600,825
General Motors Financial Co Inc 5.45% 9/6/2034	100,000	95,736
General Motors Financial Co Inc 5.6% 6/18/2031	100,000	100,411
General Motors Financial Co Inc 5.65% 1/17/2029	130,000	131,802
General Motors Financial Co Inc 6% 1/9/2028	330,000	338,211
General Motors Financial Co Inc 6.4% 1/9/2033	260,000	268,506
		9,683,966
Broadline Retail - 0.2%
Amazon.com Inc 0.8% 6/3/2025	130,000	129,986
Amazon.com Inc 1% 5/12/2026	200,000	194,003
Amazon.com Inc 1.5% 6/3/2030	160,000	140,418
Amazon.com Inc 2.1% 5/12/2031	360,000	317,172
Amazon.com Inc 2.5% 6/3/2050	780,000	458,628
Amazon.com Inc 3.1% 5/12/2051	200,000	132,466
Amazon.com Inc 3.15% 8/22/2027	680,000	666,208
Amazon.com Inc 3.45% 4/13/2029	100,000	97,823
Amazon.com Inc 3.875% 8/22/2037	280,000	249,484
Amazon.com Inc 3.95% 4/13/2052	570,000	440,670
Amazon.com Inc 4.05% 8/22/2047	228,000	185,580
Amazon.com Inc 4.1% 4/13/2062	490,000	374,995
Amazon.com Inc 4.25% 8/22/2057	100,000	79,934
Amazon.com Inc 4.6% 12/1/2025	1,280,000	1,281,061
Amazon.com Inc 4.8% 12/5/2034	230,000	231,692
Amazon.com Inc 4.95% 12/5/2044	200,000	189,342
eBay Inc 1.4% 5/10/2026	410,000	398,104
eBay Inc 3.6% 6/5/2027	190,000	187,164
eBay Inc 4% 7/15/2042	150,000	118,097
eBay Inc 6.3% 11/22/2032	200,000	215,073
		6,087,900
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030	240,000	204,875
Genuine Parts Co 2.75% 2/1/2032	100,000	85,881
		290,756
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	200,000	147,061
Duke University 2.832% 10/1/2055	34,000	20,415
George Washington University/The 4.126% 9/15/2048	200,000	156,149
Massachusetts Institute of Technology 2.294% 7/1/2051	1,000,000	547,046
Massachusetts Institute of Technology 2.989% 7/1/2050	400,000	258,870
Northwestern University 3.662% 12/1/2057	100,000	69,510
Northwestern University 3.868% 12/1/2048	120,000	91,585
President and Fellows of Harvard College 2.517% 10/15/2050	500,000	290,952
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	240,000	235,617
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	190,000	151,399
University of Chicago/The 3% 10/1/2052	120,000	78,296
University of Notre Dame du Lac 3.394% 2/15/2048	110,000	78,548
University of Southern California 2.945% 10/1/2051	350,000	219,145
		2,344,593
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants Inc 4.55% 2/15/2048	100,000	78,379
Expedia Group Inc 2.95% 3/15/2031	170,000	152,690
Expedia Group Inc 3.25% 2/15/2030	110,000	102,574
Expedia Group Inc 3.8% 2/15/2028	100,000	97,937
Expedia Group Inc 5% 2/15/2026	255,000	255,287
Marriott International Inc/MD 2.75% 10/15/2033	100,000	83,125
Marriott International Inc/MD 3.125% 6/15/2026	510,000	501,769
Marriott International Inc/MD 3.5% 10/15/2032	130,000	116,095
Marriott International Inc/MD 4.625% 6/15/2030	123,000	122,028
Marriott International Inc/MD 4.875% 5/15/2029	300,000	302,292
Marriott International Inc/MD 5.35% 3/15/2035	240,000	236,753
Marriott International Inc/MD 5.5% 4/15/2037	250,000	244,011
McDonald's Corp 3.3% 7/1/2025	280,000	279,638
McDonald's Corp 3.6% 7/1/2030	1,010,000	969,303
McDonald's Corp 3.625% 5/1/2043	180,000	135,048
McDonald's Corp 3.625% 9/1/2049	420,000	299,562
McDonald's Corp 4.2% 4/1/2050	110,000	85,856
McDonald's Corp 4.45% 3/1/2047	153,000	126,503
McDonald's Corp 4.45% 9/1/2048	124,000	101,976
McDonald's Corp 4.6% 9/9/2032	210,000	208,017
McDonald's Corp 4.7% 12/9/2035	100,000	96,185
McDonald's Corp 4.95% 8/14/2033	140,000	141,145
McDonald's Corp 6.3% 3/1/2038	100,000	107,525
Starbucks Corp 2.25% 3/12/2030	190,000	170,185
Starbucks Corp 2.55% 11/15/2030	400,000	357,651
Starbucks Corp 3.5% 11/15/2050	110,000	73,984
Starbucks Corp 3.75% 12/1/2047	100,000	71,576
Starbucks Corp 4% 11/15/2028	350,000	345,020
Starbucks Corp 4.45% 8/15/2049	100,000	79,748
Starbucks Corp 5% 2/15/2034	120,000	118,527
Starbucks Corp 5.4% 5/15/2035	250,000	250,553
		6,310,942
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	130,000	124,532
DR Horton Inc 5% 10/15/2034	120,000	116,735
DR Horton Inc 5.5% 10/15/2035	100,000	100,009
Lennar Corp 4.75% 11/29/2027	100,000	100,344
PulteGroup Inc 6% 2/15/2035	120,000	122,867
Toll Brothers Finance Corp 4.35% 2/15/2028	100,000	99,128
		663,615
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029	300,000	304,796
Hasbro Inc 3.5% 9/15/2027	280,000	272,417
Hasbro Inc 3.55% 11/19/2026	445,000	437,186
Hasbro Inc 3.9% 11/19/2029	222,000	211,584
Mattel Inc 5.45% 11/1/2041	50,000	43,375
		1,269,358
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	160,000	144,575
AutoNation Inc 5.89% 3/15/2035	90,000	89,502
AutoZone Inc 1.65% 1/15/2031	180,000	152,508
AutoZone Inc 3.75% 4/18/2029	210,000	203,925
AutoZone Inc 4.5% 2/1/2028	240,000	240,653
AutoZone Inc 5.1% 7/15/2029	50,000	50,962
AutoZone Inc 5.165% 6/15/2030	170,000	172,686
AutoZone Inc 5.4% 7/15/2034	50,000	50,383
Home Depot Inc/The 1.375% 3/15/2031	460,000	385,337
Home Depot Inc/The 2.375% 3/15/2051	250,000	136,766
Home Depot Inc/The 2.5% 4/15/2027	750,000	727,705
Home Depot Inc/The 2.75% 9/15/2051	160,000	95,205
Home Depot Inc/The 2.95% 6/15/2029	330,000	313,667
Home Depot Inc/The 3% 4/1/2026	900,000	890,712
Home Depot Inc/The 3.3% 4/15/2040	100,000	78,067
Home Depot Inc/The 4.2% 4/1/2043	300,000	249,997
Home Depot Inc/The 4.25% 4/1/2046	150,000	122,610
Home Depot Inc/The 4.4% 3/15/2045	156,000	131,094
Home Depot Inc/The 4.5% 12/6/2048	100,000	83,727
Home Depot Inc/The 4.75% 6/25/2029	130,000	131,968
Home Depot Inc/The 4.95% 6/25/2034	600,000	600,272
Home Depot Inc/The 4.95% 9/15/2052	280,000	248,096
Home Depot Inc/The 5.3% 6/25/2054	200,000	187,068
Home Depot Inc/The 5.875% 12/16/2036	290,000	306,259
Home Depot Inc/The 5.95% 4/1/2041	120,000	124,286
Lowe's Cos Inc 2.8% 9/15/2041	370,000	250,771
Lowe's Cos Inc 3.375% 9/15/2025	210,000	209,279
Lowe's Cos Inc 3.65% 4/5/2029	620,000	601,362
Lowe's Cos Inc 3.7% 4/15/2046	380,000	275,711
Lowe's Cos Inc 4.05% 5/3/2047	132,000	99,937
Lowe's Cos Inc 4.25% 4/1/2052	140,000	106,225
Lowe's Cos Inc 4.45% 4/1/2062	270,000	203,365
Lowe's Cos Inc 4.8% 4/1/2026	300,000	300,574
Lowe's Cos Inc 5% 4/15/2033	260,000	259,342
Lowe's Cos Inc 5% 4/15/2040	330,000	304,245
Lowe's Cos Inc 5.15% 7/1/2033	320,000	322,181
Lowe's Cos Inc 5.625% 4/15/2053	230,000	215,678
Lowe's Cos Inc 5.8% 9/15/2062	50,000	46,861
O'Reilly Automotive Inc 1.75% 3/15/2031	270,000	229,135
O'Reilly Automotive Inc 4.35% 6/1/2028	150,000	149,817
O'Reilly Automotive Inc 5% 8/19/2034	100,000	97,605
TJX Cos Inc/The 1.6% 5/15/2031	250,000	212,855
		9,802,973
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	230,000	224,130
NIKE Inc 3.375% 3/27/2050	260,000	178,500
NIKE Inc 3.875% 11/1/2045	110,000	84,964
Tapestry Inc 5.1% 3/11/2030	120,000	119,971
Tapestry Inc 5.5% 3/11/2035	120,000	117,705
VF Corp 2.8% 4/23/2027	150,000	141,013
		866,283
TOTAL CONSUMER DISCRETIONARY		38,681,606

Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Co/The 1% 3/15/2028	230,000	212,412
Coca-Cola Co/The 1.45% 6/1/2027	120,000	114,231
Coca-Cola Co/The 1.65% 6/1/2030	240,000	211,331
Coca-Cola Co/The 2.125% 9/6/2029	140,000	129,191
Coca-Cola Co/The 2.25% 1/5/2032	120,000	105,238
Coca-Cola Co/The 2.5% 3/15/2051	100,000	58,145
Coca-Cola Co/The 2.5% 6/1/2040	260,000	184,281
Coca-Cola Co/The 2.6% 6/1/2050	230,000	138,272
Coca-Cola Co/The 2.75% 6/1/2060	120,000	69,202
Coca-Cola Co/The 2.875% 5/5/2041	210,000	153,238
Coca-Cola Co/The 3.45% 3/25/2030	160,000	154,731
Coca-Cola Co/The 5% 5/13/2034	520,000	528,081
Coca-Cola Co/The 5.2% 1/14/2055	230,000	215,262
Constellation Brands Inc 2.875% 5/1/2030	560,000	512,864
Constellation Brands Inc 3.15% 8/1/2029	300,000	282,369
Constellation Brands Inc 3.6% 2/15/2028	272,000	265,955
Constellation Brands Inc 4.5% 5/9/2047	100,000	80,949
Constellation Brands Inc 4.9% 5/1/2033	80,000	78,311
Keurig Dr Pepper Inc 2.25% 3/15/2031	270,000	235,735
Keurig Dr Pepper Inc 3.8% 5/1/2050	430,000	307,534
Keurig Dr Pepper Inc 5.085% 5/25/2048	120,000	104,625
Molson Coors Beverage Co 3% 7/15/2026	254,000	249,738
Molson Coors Beverage Co 4.2% 7/15/2046	160,000	125,147
Molson Coors Beverage Co 5% 5/1/2042	200,000	178,663
PepsiCo Inc 1.4% 2/25/2031	680,000	576,576
PepsiCo Inc 1.625% 5/1/2030	309,000	271,286
PepsiCo Inc 2.625% 10/21/2041	100,000	68,880
PepsiCo Inc 2.75% 10/21/2051	180,000	109,486
PepsiCo Inc 2.85% 2/24/2026	250,000	247,484
PepsiCo Inc 2.875% 10/15/2049	80,000	51,162
PepsiCo Inc 3% 10/15/2027	100,000	97,408
PepsiCo Inc 3.625% 3/19/2050	100,000	73,347
PepsiCo Inc 3.875% 3/19/2060	210,000	153,369
PepsiCo Inc 4.45% 4/14/2046	140,000	120,354
PepsiCo Inc 5% 2/7/2035	500,000	499,125
PepsiCo Inc 7% 3/1/2029	100,000	109,432
		7,073,414
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp 1.375% 6/20/2027	150,000	142,191
Costco Wholesale Corp 1.6% 4/20/2030	240,000	211,993
Costco Wholesale Corp 3% 5/18/2027	210,000	205,882
Dollar General Corp 3.5% 4/3/2030	210,000	196,504
Dollar General Corp 5% 11/1/2032	100,000	98,361
Dollar General Corp 5.2% 7/5/2028	100,000	101,347
Dollar General Corp 5.45% 7/5/2033	120,000	120,427
Dollar Tree Inc 4.2% 5/15/2028	160,000	157,389
Kroger Co/The 1.7% 1/15/2031	240,000	203,770
Kroger Co/The 3.5% 2/1/2026	130,000	129,029
Kroger Co/The 3.7% 8/1/2027	120,000	118,344
Kroger Co/The 3.95% 1/15/2050	100,000	73,562
Kroger Co/The 4.45% 2/1/2047	130,000	104,730
Kroger Co/The 4.65% 1/15/2048	50,000	41,081
Kroger Co/The 5% 9/15/2034	130,000	126,616
Kroger Co/The 5.4% 1/15/2049	70,000	63,555
Kroger Co/The 5.5% 9/15/2054	290,000	268,159
Kroger Co/The 5.65% 9/15/2064	130,000	120,028
Kroger Co/The 7.5% 4/1/2031	110,000	124,608
Sysco Corp 2.4% 2/15/2030	150,000	135,466
Sysco Corp 2.45% 12/14/2031	240,000	207,292
Sysco Corp 3.3% 2/15/2050	260,000	168,648
Sysco Corp 6.6% 4/1/2050	140,000	147,933
Target Corp 1.95% 1/15/2027	280,000	270,522
Target Corp 2.5% 4/15/2026	100,000	98,448
Target Corp 3.375% 4/15/2029	310,000	299,921
Target Corp 3.9% 11/15/2047	270,000	203,780
Target Corp 4.8% 1/15/2053	200,000	173,841
Walmart Inc 1.8% 9/22/2031	240,000	206,769
Walmart Inc 2.5% 9/22/2041	390,000	269,323
Walmart Inc 2.65% 9/22/2051	100,000	61,430
Walmart Inc 3.05% 7/8/2026	400,000	395,142
Walmart Inc 3.25% 7/8/2029	220,000	213,221
Walmart Inc 3.7% 6/26/2028	140,000	138,736
Walmart Inc 3.9% 4/15/2028	100,000	99,791
Walmart Inc 4.1% 4/15/2033	300,000	290,728
Walmart Inc 4.5% 4/15/2053	110,000	94,574
Walmart Inc 5.25% 9/1/2035	645,000	670,936
Walmart Inc 5.625% 4/15/2041	169,000	175,491
		6,929,568
Food Products - 0.4%
Archer-Daniels-Midland Co 3.25% 3/27/2030	330,000	312,184
Archer-Daniels-Midland Co 3.75% 9/15/2047	200,000	148,145
Archer-Daniels-Midland Co 4.5% 3/15/2049	90,000	74,486
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	96,407
Bunge Ltd Fin Corp 2.75% 5/14/2031	110,000	98,528
Bunge Ltd Fin Corp 4.2% 9/17/2029	100,000	98,682
Bunge Ltd Fin Corp 4.65% 9/17/2034	100,000	96,168
Conagra Brands Inc 4.85% 11/1/2028	510,000	512,193
Conagra Brands Inc 5.3% 11/1/2038	121,000	113,388
General Mills Inc 3% 2/1/2051	110,000	68,161
General Mills Inc 4.2% 4/17/2028	200,000	199,051
General Mills Inc 4.875% 1/30/2030	520,000	524,538
General Mills Inc 4.95% 3/29/2033	250,000	247,139
Hershey Co/The 1.7% 6/1/2030	340,000	299,036
Hershey Co/The 2.65% 6/1/2050	55,000	32,662
Hormel Foods Corp 1.8% 6/11/2030	200,000	176,345
Ingredion Inc 3.2% 10/1/2026	270,000	264,931
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (c)	60,000	59,646
JM Smucker Co 4.25% 3/15/2035	200,000	182,053
JM Smucker Co 6.2% 11/15/2033	100,000	106,161
JM Smucker Co 6.5% 11/15/2043	270,000	282,238
Kellanova 2.1% 6/1/2030	160,000	142,266
Kellanova 3.25% 4/1/2026	290,000	287,147
Kellanova 7.45% 4/1/2031	110,000	124,511
Kraft Heinz Foods Co 3.75% 4/1/2030	800,000	765,363
Kraft Heinz Foods Co 4.375% 6/1/2046	50,000	39,472
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	87,391
Kraft Heinz Foods Co 4.875% 10/1/2049	190,000	158,903
Kraft Heinz Foods Co 5% 6/4/2042	100,000	88,192
Kraft Heinz Foods Co 5.5% 6/1/2050	590,000	536,148
McCormick & Co Inc/MD 1.85% 2/15/2031	260,000	221,104
Mondelez International Inc 1.875% 10/15/2032	370,000	303,880
Mondelez International Inc 2.75% 4/13/2030	190,000	174,559
Pilgrim's Pride Corp 4.25% 4/15/2031	140,000	132,459
Pilgrim's Pride Corp 6.25% 7/1/2033	180,000	186,570
The Campbell's Company 2.375% 4/24/2030	100,000	89,445
The Campbell's Company 4.15% 3/15/2028	410,000	406,859
The Campbell's Company 4.8% 3/15/2048	100,000	85,285
The Campbell's Company 5.4% 3/21/2034	160,000	159,580
Tyson Foods Inc 4% 3/1/2026	160,000	159,326
Tyson Foods Inc 4.35% 3/1/2029	450,000	445,071
Tyson Foods Inc 4.55% 6/2/2047	100,000	81,085
Tyson Foods Inc 4.875% 8/15/2034	80,000	76,368
Tyson Foods Inc 5.1% 9/28/2048	100,000	87,454
		8,830,580
Household Products - 0.1%
Church & Dwight Co Inc 3.95% 8/1/2047	150,000	114,481
Colgate-Palmolive Co 3.1% 8/15/2027	410,000	402,345
Colgate-Palmolive Co 3.25% 8/15/2032	130,000	119,253
Colgate-Palmolive Co 3.7% 8/1/2047	140,000	106,682
Kimberly-Clark Corp 1.05% 9/15/2027	184,000	171,755
Kimberly-Clark Corp 3.2% 4/25/2029	260,000	250,770
Kimberly-Clark Corp 3.2% 7/30/2046	100,000	69,027
Kimberly-Clark Corp 6.625% 8/1/2037	140,000	159,137
Procter & Gamble Co/The 1.2% 10/29/2030	710,000	606,600
Procter & Gamble Co/The 1.95% 4/23/2031	200,000	175,671
Procter & Gamble Co/The 2.85% 8/11/2027	140,000	136,458
Procter & Gamble Co/The 3% 3/25/2030	100,000	94,883
Procter & Gamble Co/The 3.6% 3/25/2050	160,000	120,173
Procter & Gamble Co/The 4.55% 1/29/2034	280,000	277,237
		2,804,472
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	330,000	283,266
Estee Lauder Cos Inc/The 2.375% 12/1/2029	220,000	201,145
Estee Lauder Cos Inc/The 3.125% 12/1/2049	130,000	79,649
Estee Lauder Cos Inc/The 3.15% 3/15/2027	260,000	254,521
Kenvue Inc 4.9% 3/22/2033	260,000	260,833
Kenvue Inc 5.05% 3/22/2028	140,000	143,536
Kenvue Inc 5.05% 3/22/2053	200,000	182,600
Kenvue Inc 5.2% 3/22/2063	110,000	99,685
Kenvue Inc 5.35% 3/22/2026	140,000	141,028
		1,646,263
Tobacco - 0.2%
Altria Group Inc 2.45% 2/4/2032	520,000	441,303
Altria Group Inc 3.4% 2/4/2041	180,000	130,209
Altria Group Inc 3.4% 5/6/2030	100,000	93,814
Altria Group Inc 3.875% 9/16/2046	374,000	267,856
Altria Group Inc 4.8% 2/14/2029	30,000	30,106
Altria Group Inc 5.8% 2/14/2039	330,000	326,687
Altria Group Inc 5.95% 2/14/2049	240,000	233,476
Altria Group Inc 6.875% 11/1/2033	370,000	406,548
Philip Morris International Inc 3.125% 8/17/2027	2,350,000	2,293,859
Philip Morris International Inc 4.125% 3/4/2043	330,000	269,454
Philip Morris International Inc 4.25% 11/10/2044	110,000	90,863
Philip Morris International Inc 4.625% 11/1/2029	140,000	140,473
Philip Morris International Inc 4.875% 11/15/2043	224,000	200,180
Philip Morris International Inc 4.875% 2/15/2028	170,000	172,305
Philip Morris International Inc 4.9% 11/1/2034	140,000	137,286
Philip Morris International Inc 5.125% 11/17/2027	170,000	173,019
Philip Morris International Inc 5.125% 2/15/2030	520,000	531,184
Philip Morris International Inc 5.375% 2/15/2033	480,000	489,449
Philip Morris International Inc 5.75% 11/17/2032	120,000	125,643
		6,553,714
TOTAL CONSUMER STAPLES		33,838,011

Energy - 1.3%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/7/2029	230,000	216,515
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	290,000	217,897
Halliburton Co 4.75% 8/1/2043	50,000	42,167
Halliburton Co 5% 11/15/2045	410,000	351,624
Halliburton Co 6.7% 9/15/2038	100,000	107,591
Halliburton Co 7.45% 9/15/2039	120,000	137,003
NOV Inc 3.6% 12/1/2029	280,000	266,208
NOV Inc 3.95% 12/1/2042	50,000	35,968
		1,374,973
Oil, Gas & Consumable Fuels - 1.3%
APA Corp 5.25% 2/1/2042 (c)	107,000	82,866
APA Corp 6.75% 2/15/2055 (c)	80,000	72,176
Boardwalk Pipelines LP 4.45% 7/15/2027	140,000	139,620
Boardwalk Pipelines LP 5.625% 8/1/2034	120,000	119,026
Burlington Resources LLC 5.95% 10/15/2036	110,000	113,454
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039	160,000	127,729
Cheniere Energy Inc 5.65% 4/15/2034	190,000	189,605
Cheniere Energy Partners LP 3.25% 1/31/2032	160,000	140,386
Cheniere Energy Partners LP 4% 3/1/2031	280,000	262,358
Cheniere Energy Partners LP 5.75% 8/15/2034	180,000	180,642
Chevron Corp 1.995% 5/11/2027	70,000	67,359
Chevron Corp 2.236% 5/11/2030	70,000	63,206
Chevron Corp 2.954% 5/16/2026	231,000	228,157
Chevron Corp 2.978% 5/11/2040	70,000	52,403
Chevron Corp 3.078% 5/11/2050	70,000	45,601
Chevron USA Inc 4.95% 8/15/2047	100,000	89,125
Chevron USA Inc 5.05% 11/15/2044	70,000	64,683
Columbia Pipeline Group Inc 5.8% 6/1/2045	50,000	47,537
ConocoPhillips 6.5% 2/1/2039	120,000	130,814
ConocoPhillips Co 3.8% 3/15/2052	100,000	69,995
ConocoPhillips Co 4.025% 3/15/2062	230,000	159,590
ConocoPhillips Co 4.7% 1/15/2030	240,000	241,097
ConocoPhillips Co 5% 1/15/2035	290,000	283,217
ConocoPhillips Co 5.05% 9/15/2033	50,000	50,006
ConocoPhillips Co 5.3% 5/15/2053	130,000	116,001
ConocoPhillips Co 5.5% 1/15/2055	140,000	129,078
ConocoPhillips Co 5.55% 3/15/2054	50,000	46,418
ConocoPhillips Co 5.65% 1/15/2065	170,000	156,579
ConocoPhillips Co 5.7% 9/15/2063	230,000	211,792
Continental Resources Inc/OK 4.375% 1/15/2028	300,000	293,481
Continental Resources Inc/OK 4.9% 6/1/2044	60,000	45,964
DCP Midstream Operating LP 5.6% 4/1/2044	80,000	70,434
Devon Energy Corp 5% 6/15/2045	315,000	254,139
Devon Energy Corp 5.6% 7/15/2041	100,000	89,704
Devon Energy Corp 5.75% 9/15/2054	110,000	95,621
Diamondback Energy Inc 4.25% 3/15/2052	160,000	116,596
Diamondback Energy Inc 4.4% 3/24/2051	100,000	74,788
Diamondback Energy Inc 5.15% 1/30/2030	160,000	161,926
Diamondback Energy Inc 5.9% 4/18/2064	370,000	331,092
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	90,000	63,574
Enbridge Energy Partners LP 7.375% 10/15/2045	210,000	233,274
Energy Transfer LP 3.75% 5/15/2030	390,000	368,998
Energy Transfer LP 4.4% 3/15/2027	170,000	169,322
Energy Transfer LP 4.95% 6/15/2028	567,000	570,858
Energy Transfer LP 5% 5/15/2050	330,000	266,759
Energy Transfer LP 5.25% 4/15/2029	1,300,000	1,319,830
Energy Transfer LP 5.3% 4/15/2047	50,000	42,498
Energy Transfer LP 5.4% 10/1/2047	80,000	68,976
Energy Transfer LP 5.7% 4/1/2035	500,000	498,656
Energy Transfer LP 5.8% 6/15/2038	260,000	254,570
Energy Transfer LP 6% 6/15/2048	330,000	306,413
Energy Transfer LP 6.05% 9/1/2054	110,000	101,702
Energy Transfer LP 6.125% 12/15/2045	230,000	219,096
Energy Transfer LP 6.25% 4/15/2049	130,000	123,779
Energy Transfer LP 6.4% 12/1/2030	100,000	106,313
Energy Transfer LP 6.55% 12/1/2033	220,000	233,671
Energy Transfer LP 6.625% 10/15/2036	280,000	294,706
Energy Transfer LP 7.5% 7/1/2038	210,000	234,910
Enterprise Products Operating LLC 2.8% 1/31/2030	560,000	519,989
Enterprise Products Operating LLC 3.2% 2/15/2052	290,000	183,096
Enterprise Products Operating LLC 3.3% 2/15/2053	100,000	63,859
Enterprise Products Operating LLC 3.95% 2/15/2027	214,000	212,735
Enterprise Products Operating LLC 4.2% 1/31/2050	370,000	283,237
Enterprise Products Operating LLC 4.25% 2/15/2048	270,000	211,888
Enterprise Products Operating LLC 4.45% 2/15/2043	100,000	84,122
Enterprise Products Operating LLC 4.8% 2/1/2049	56,000	47,277
Enterprise Products Operating LLC 4.85% 8/15/2042	170,000	150,709
Enterprise Products Operating LLC 4.95% 2/15/2035	130,000	127,059
Enterprise Products Operating LLC 5.35% 1/31/2033	500,000	509,709
Enterprise Products Operating LLC 5.55% 2/16/2055	130,000	121,299
Enterprise Products Operating LLC 7.55% 4/15/2038	120,000	140,319
EOG Resources Inc 4.95% 4/15/2050	200,000	172,562
EOG Resources Inc 5.65% 12/1/2054	80,000	75,718
EQT Corp 5.7% 4/1/2028	154,000	157,256
EQT Corp 5.75% 2/1/2034	110,000	110,734
Expand Energy Corp 5.375% 3/15/2030	240,000	238,696
Exxon Mobil Corp 2.995% 8/16/2039	450,000	344,593
Exxon Mobil Corp 3.452% 4/15/2051	610,000	420,636
Exxon Mobil Corp 4.114% 3/1/2046	200,000	160,049
Exxon Mobil Corp 4.327% 3/19/2050	100,000	80,869
Hess Corp 5.6% 2/15/2041	190,000	184,170
Hess Corp 5.8% 4/1/2047	100,000	96,391
Hess Corp 7.125% 3/15/2033	170,000	189,465
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	100,000	103,584
Kinder Morgan Energy Partners LP 6.95% 1/15/2038	200,000	216,174
Kinder Morgan Inc 3.6% 2/15/2051	270,000	179,210
Kinder Morgan Inc 4.8% 2/1/2033	600,000	579,476
Kinder Morgan Inc 5.05% 2/15/2046	50,000	42,701
Kinder Morgan Inc 5.2% 3/1/2048	264,000	229,338
Kinder Morgan Inc 5.45% 8/1/2052	210,000	186,265
Kinder Morgan Inc 5.55% 6/1/2045	300,000	275,349
Marathon Petroleum Corp 4.5% 4/1/2048	280,000	207,408
Marathon Petroleum Corp 5.15% 3/1/2030	130,000	131,262
Marathon Petroleum Corp 5.7% 3/1/2035	130,000	128,574
Marathon Petroleum Corp 6.5% 3/1/2041	50,000	50,786
MPLX LP 2.65% 8/15/2030	150,000	134,223
MPLX LP 4.125% 3/1/2027	60,000	59,536
MPLX LP 4.5% 4/15/2038	570,000	491,509
MPLX LP 4.7% 4/15/2048	226,000	177,724
MPLX LP 4.95% 9/1/2032	130,000	126,465
MPLX LP 5% 3/1/2033	500,000	485,235
MPLX LP 5.2% 12/1/2047	200,000	169,523
MPLX LP 5.5% 2/15/2049	100,000	87,849
MPLX LP 5.65% 3/1/2053	100,000	88,549
Occidental Petroleum Corp 4.2% 3/15/2048	450,000	299,385
Occidental Petroleum Corp 5.55% 10/1/2034	320,000	302,468
Occidental Petroleum Corp 6.05% 10/1/2054	150,000	130,381
Occidental Petroleum Corp 6.125% 1/1/2031	60,000	61,084
Occidental Petroleum Corp 6.375% 9/1/2028	980,000	1,010,674
Occidental Petroleum Corp 6.45% 9/15/2036	80,000	78,617
Occidental Petroleum Corp 7.5% 5/1/2031	100,000	107,638
ONEOK Inc 3.25% 6/1/2030	150,000	138,630
ONEOK Inc 3.95% 3/1/2050	35,000	23,905
ONEOK Inc 4% 7/13/2027	80,000	79,202
ONEOK Inc 4.25% 9/24/2027	90,000	89,411
ONEOK Inc 4.4% 10/15/2029	60,000	59,040
ONEOK Inc 4.45% 9/1/2049	150,000	110,961
ONEOK Inc 4.75% 10/15/2031	240,000	234,271
ONEOK Inc 4.85% 2/1/2049	130,000	102,369
ONEOK Inc 5% 3/1/2026	147,000	147,217
ONEOK Inc 5.05% 11/1/2034	660,000	628,847
ONEOK Inc 5.2% 7/15/2048	22,000	18,510
ONEOK Inc 5.65% 11/1/2028	60,000	61,760
ONEOK Inc 5.65% 9/1/2034	100,000	99,328
ONEOK Inc 5.7% 11/1/2054	180,000	160,874
ONEOK Inc 5.85% 11/1/2064	50,000	44,762
ONEOK Inc 6.1% 11/15/2032	340,000	353,686
ONEOK Inc 6.625% 9/1/2053	130,000	131,120
ONEOK Inc 7.15% 1/15/2051	150,000	157,931
ONEOK Partners LP 6.65% 10/1/2036	350,000	367,806
Ovintiv Inc 5.65% 5/15/2028	250,000	254,845
Ovintiv Inc 6.5% 2/1/2038	220,000	214,353
Ovintiv Inc 6.625% 8/15/2037	100,000	97,855
Phillips 66 3.3% 3/15/2052	320,000	199,222
Phillips 66 3.9% 3/15/2028	380,000	374,243
Phillips 66 4.65% 11/15/2034	220,000	206,397
Phillips 66 Co 4.68% 2/15/2045	100,000	80,865
Phillips 66 Co 4.95% 3/15/2035	110,000	104,844
Phillips 66 Co 5.25% 6/15/2031	100,000	101,238
Phillips 66 Co 5.5% 3/15/2055	100,000	87,990
Phillips 66 Co 5.65% 6/15/2054	130,000	117,204
Pioneer Natural Resources Co 1.9% 8/15/2030	210,000	183,893
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	760,000	717,650
Plains All American Pipeline LP / PAA Finance Corp 4.7% 6/15/2044	90,000	72,082
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	420,000	413,804
Shell Finance US Inc 2.375% 11/7/2029	320,000	295,134
Shell Finance US Inc 3.25% 4/6/2050	240,000	158,930
Shell Finance US Inc 3.75% 9/12/2046	106,000	79,386
Shell Finance US Inc 4% 5/10/2046	100,000	77,854
Shell Finance US Inc 4.125% 5/11/2035	170,000	157,890
Shell Finance US Inc 4.375% 5/11/2045	160,000	132,285
Shell Finance US Inc 4.55% 8/12/2043	430,000	369,623
Shell International Finance BV 2.5% 9/12/2026	270,000	264,499
Shell International Finance BV 2.875% 11/26/2041	440,000	307,838
Shell International Finance BV 3% 11/26/2051	100,000	62,428
Shell International Finance BV 3.125% 11/7/2049	100,000	64,862
Shell International Finance BV 5.5% 3/25/2040	190,000	189,043
Targa Resources Corp 4.2% 2/1/2033	130,000	118,825
Targa Resources Corp 6.125% 3/15/2033	250,000	257,489
Targa Resources Corp 6.125% 5/15/2055	110,000	103,607
Targa Resources Corp 6.5% 2/15/2053	190,000	187,289
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	460,000	420,632
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 1/15/2029	620,000	631,902
Tennessee Gas Pipeline Co LLC 7% 10/15/2028	630,000	673,645
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	1,105,000	1,029,619
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	100,000	73,641
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	190,000	155,101
Valero Energy Corp 3.4% 9/15/2026	110,000	108,482
Valero Energy Corp 3.65% 12/1/2051	210,000	137,329
Valero Energy Corp 4.35% 6/1/2028	70,000	69,642
Valero Energy Corp 6.625% 6/15/2037	200,000	209,945
Valero Energy Partners LP 4.5% 3/15/2028	270,000	269,258
Western Gas Partners LP 4.05% 2/1/2030 (e)	230,000	218,646
Western Gas Partners LP 5.3% 3/1/2048	150,000	121,126
Western Gas Partners LP 6.15% 4/1/2033	110,000	112,356
Williams Cos Inc/The 3.5% 10/15/2051	350,000	232,152
Williams Cos Inc/The 3.75% 6/15/2027	460,000	453,426
Williams Cos Inc/The 4.85% 3/1/2048	50,000	41,968
Williams Cos Inc/The 4.9% 1/15/2045	100,000	85,445
Williams Cos Inc/The 5.1% 9/15/2045	100,000	87,524
Williams Cos Inc/The 5.15% 3/15/2034	130,000	127,681
Williams Cos Inc/The 5.4% 3/2/2026	160,000	160,797
Williams Cos Inc/The 5.65% 3/15/2033	230,000	235,506
Williams Cos Inc/The 5.8% 11/15/2043	100,000	95,865
Williams Cos Inc/The Series A, 7.5% 1/15/2031	205,000	230,948
		36,765,327
TOTAL ENERGY		38,140,300

Financials - 6.5%
Banks - 2.9%
Bank of America Corp 1.658% 3/11/2027 (b)	340,000	332,146
Bank of America Corp 1.734% 7/22/2027 (b)	510,000	493,322
Bank of America Corp 2.087% 6/14/2029 (b)	1,210,000	1,123,257
Bank of America Corp 2.299% 7/21/2032 (b)	110,000	94,378
Bank of America Corp 2.482% 9/21/2036 (b)	320,000	267,497
Bank of America Corp 2.572% 10/20/2032 (b)	1,690,000	1,465,219
Bank of America Corp 2.651% 3/11/2032 (b)	340,000	300,968
Bank of America Corp 2.676% 6/19/2041 (b)	1,480,000	1,031,968
Bank of America Corp 2.687% 4/22/2032 (b)	2,030,000	1,792,850
Bank of America Corp 2.831% 10/24/2051 (b)	140,000	84,552
Bank of America Corp 2.972% 2/4/2033 (b)	250,000	220,349
Bank of America Corp 2.972% 7/21/2052 (b)	110,000	68,597
Bank of America Corp 3.194% 7/23/2030 (b)	270,000	254,356
Bank of America Corp 3.311% 4/22/2042 (b)	100,000	74,531
Bank of America Corp 3.419% 12/20/2028 (b)	735,000	713,173
Bank of America Corp 3.946% 1/23/2049 (b)	360,000	274,652
Bank of America Corp 3.97% 3/5/2029 (b)	780,000	766,028
Bank of America Corp 3.974% 2/7/2030 (b)	825,000	804,594
Bank of America Corp 4.078% 4/23/2040 (b)	100,000	84,885
Bank of America Corp 4.083% 3/20/2051 (b)	100,000	77,236
Bank of America Corp 4.244% 4/24/2038 (b)	480,000	425,705
Bank of America Corp 4.271% 7/23/2029 (b)	360,000	355,953
Bank of America Corp 4.33% 3/15/2050 (b)	200,000	161,552
Bank of America Corp 4.376% 4/27/2028 (b)	1,000,000	995,120
Bank of America Corp 4.623% 5/9/2029 (b)	1,750,000	1,749,585
Bank of America Corp 5% 1/21/2044	235,000	216,638
Bank of America Corp 5.08% 1/20/2027 (b)	1,000,000	1,002,100
Bank of America Corp 5.202% 4/25/2029 (b)	200,000	203,234
Bank of America Corp 5.425% 8/15/2035 (b)	600,000	587,911
Bank of America Corp 5.518% 10/25/2035 (b)	240,000	235,579
Bank of America Corp 5.744% 2/12/2036 (b)	140,000	139,203
Bank of America Corp 5.872% 9/15/2034 (b)	560,000	581,901
Bank of America Corp 6.11% 1/29/2037	508,000	526,109
Bank of America Corp 6.204% 11/10/2028 (b)	400,000	414,139
Bank of America Corp 6.22% 9/15/2026	480,000	488,520
Bank of America Corp 7.75% 5/14/2038	120,000	140,497
Citibank NA 4.838% 8/6/2029	510,000	516,258
Citibank NA 4.914% 5/29/2030	1,250,000	1,260,638
Citigroup Inc 1.122% 1/28/2027 (b)	600,000	585,738
Citigroup Inc 1.462% 6/9/2027 (b)	300,000	290,013
Citigroup Inc 2.561% 5/1/2032 (b)	600,000	524,080
Citigroup Inc 2.572% 6/3/2031 (b)	380,000	340,402
Citigroup Inc 3.07% 2/24/2028 (b)	610,000	593,565
Citigroup Inc 3.2% 10/21/2026	80,000	78,557
Citigroup Inc 3.52% 10/27/2028 (b)	2,060,000	2,004,235
Citigroup Inc 3.785% 3/17/2033 (b)	100,000	91,783
Citigroup Inc 3.878% 1/24/2039 (b)	470,000	394,729
Citigroup Inc 3.887% 1/10/2028 (b)	140,000	138,165
Citigroup Inc 3.98% 3/20/2030 (b)	150,000	145,705
Citigroup Inc 4.075% 4/23/2029 (b)	770,000	757,755
Citigroup Inc 4.45% 9/29/2027	1,185,000	1,180,125
Citigroup Inc 4.6% 3/9/2026	1,590,000	1,588,489
Citigroup Inc 4.65% 7/23/2048	195,000	162,956
Citigroup Inc 4.65% 7/30/2045	267,000	228,562
Citigroup Inc 4.75% 5/18/2046	518,000	429,637
Citigroup Inc 5.316% 3/26/2041 (b)	500,000	476,799
Citigroup Inc 5.333% 3/27/2036 (b)	1,000,000	986,366
Citigroup Inc 5.449% 6/11/2035 (b)	300,000	300,602
Citigroup Inc 5.61% 9/29/2026 (b)	500,000	501,151
Citigroup Inc 5.827% 2/13/2035 (b)	380,000	379,025
Citigroup Inc 5.875% 1/30/2042	100,000	100,450
Citigroup Inc 5.875% 2/22/2033	310,000	317,839
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	106,093
Citigroup Inc 6.625% 6/15/2032	200,000	215,212
Citigroup Inc 6.675% 9/13/2043	200,000	212,164
Citizens Financial Group Inc 2.5% 2/6/2030	190,000	169,895
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	260,000	260,271
Citizens Financial Group Inc 5.641% 5/21/2037 (b)	70,000	68,066
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	150,000	153,129
Comerica Inc 5.982% 1/30/2030 (b)	140,000	142,290
Fifth Third Bancorp 2.55% 5/5/2027	100,000	96,249
Fifth Third Bancorp 3.95% 3/14/2028	50,000	49,351
Fifth Third Bancorp 4.337% 4/25/2033 (b)	50,000	46,882
Fifth Third Bancorp 4.772% 7/28/2030 (b)	170,000	169,438
Fifth Third Bancorp 6.339% 7/27/2029 (b)	290,000	303,352
Fifth Third Bancorp 6.361% 10/27/2028 (b)	380,000	393,946
Fifth Third Bancorp 8.25% 3/1/2038	90,000	105,104
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	190,000	157,504
Huntington Bancshares Inc/OH 2.55% 2/4/2030	310,000	280,178
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	290,000	289,554
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	350,000	353,791
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	100,000	104,236
JPMorgan Chase & Co 1.045% 11/19/2026 (b)	1,200,000	1,178,924
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	360,000	345,718
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	300,000	292,147
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	300,000	256,840
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	340,000	316,224
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	340,000	232,069
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	1,080,000	935,901
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	300,000	264,793
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	570,000	525,425
JPMorgan Chase & Co 2.95% 10/1/2026	190,000	186,594
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	360,000	327,783
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	630,000	557,275
JPMorgan Chase & Co 3.109% 4/22/2041 (b)	220,000	164,377
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	50,000	32,556
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	320,000	217,275
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	240,000	231,686
JPMorgan Chase & Co 3.897% 1/23/2049 (b)	350,000	268,326
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	550,000	547,572
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	630,000	625,772
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	1,230,000	1,198,975
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	880,000	874,789
JPMorgan Chase & Co 4.95% 6/1/2045	290,000	262,057
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	150,000	151,401
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	230,000	233,337
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	1,500,000	1,523,281
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	460,000	459,121
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	1,700,000	1,719,424
JPMorgan Chase & Co 5.5% 10/15/2040	430,000	427,929
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	230,000	234,006
JPMorgan Chase & Co 5.6% 7/15/2041	325,000	325,889
JPMorgan Chase & Co 5.625% 8/16/2043	247,000	243,265
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	440,000	455,044
JPMorgan Chase & Co 8% 4/29/2027	1,060,000	1,128,596
JPMorgan Chase Bank NA 5.11% 12/8/2026	725,000	733,152
KeyCorp 2.25% 4/6/2027	280,000	268,004
KeyCorp 5.121% 4/4/2031 (b)	310,000	309,340
M&T Bank Corp 5.053% 1/27/2034 (b)	190,000	184,104
M&T Bank Corp 6.082% 3/13/2032 (b)	100,000	104,133
Morgan Stanley Bank NA 4.754% 4/21/2026	1,710,000	1,713,935
PNC Financial Services Group Inc/The 1.15% 8/13/2026	400,000	384,964
PNC Financial Services Group Inc/The 2.55% 1/22/2030	530,000	484,191
PNC Financial Services Group Inc/The 3.45% 4/23/2029	710,000	684,829
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	220,000	209,055
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	500,000	493,764
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)	100,000	100,100
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	160,000	158,094
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	270,000	274,352
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	180,000	181,198
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	80,000	82,315
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	200,000	204,026
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	200,000	207,200
Regions Financial Corp 5.502% 9/6/2035 (b)	200,000	196,429
Regions Financial Corp 7.375% 12/10/2037	100,000	109,994
Santander Holdings USA Inc 4.4% 7/13/2027	110,000	109,040
Santander Holdings USA Inc 4.5% 7/17/2025	406,000	405,766
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	150,000	151,557
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	103,773
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	430,000	473,388
Truist Financial Corp 1.125% 8/3/2027	430,000	401,925
Truist Financial Corp 1.2% 8/5/2025	850,000	844,906
Truist Financial Corp 1.267% 3/2/2027 (b)	950,000	924,410
Truist Financial Corp 4.916% 7/28/2033 (b)	250,000	240,254
Truist Financial Corp 5.153% 8/5/2032 (b)	160,000	160,883
Truist Financial Corp 5.711% 1/24/2035 (b)	270,000	274,351
Truist Financial Corp 5.867% 6/8/2034 (b)	300,000	307,344
Truist Financial Corp 6.123% 10/28/2033 (b)	370,000	386,806
US Bancorp 2.491% 11/3/2036 (b)	200,000	166,488
US Bancorp 2.677% 1/27/2033 (b)	190,000	163,844
US Bancorp 3.15% 4/27/2027	810,000	793,464
US Bancorp 3.9% 4/26/2028	550,000	545,007
US Bancorp 4.839% 2/1/2034 (b)	490,000	475,231
US Bancorp 4.967% 7/22/2033 (b)	150,000	145,913
US Bancorp 5.046% 2/12/2031 (b)	250,000	251,761
US Bancorp 5.775% 6/12/2029 (b)	100,000	103,230
US Bancorp 5.85% 10/21/2033 (b)	460,000	476,805
Wachovia Corp 5.5% 8/1/2035	350,000	348,725
Wells Fargo & Co 2.393% 6/2/2028 (b)	220,000	210,561
Wells Fargo & Co 3% 10/23/2026	710,000	695,651
Wells Fargo & Co 3.068% 4/30/2041 (b)	380,000	278,464
Wells Fargo & Co 3.9% 5/1/2045	1,100,000	845,173
Wells Fargo & Co 4.3% 7/22/2027	2,480,000	2,468,578
Wells Fargo & Co 4.4% 6/14/2046	120,000	95,006
Wells Fargo & Co 4.54% 8/15/2026 (b)	500,000	499,798
Wells Fargo & Co 4.611% 4/25/2053 (b)	1,160,000	955,278
Wells Fargo & Co 4.75% 12/7/2046	508,000	420,303
Wells Fargo & Co 4.897% 7/25/2033 (b)	300,000	294,851
Wells Fargo & Co 4.9% 11/17/2045	97,000	82,777
Wells Fargo & Co 5.013% 4/4/2051 (b)	280,000	245,682
Wells Fargo & Co 5.198% 1/23/2030 (b)	720,000	731,769
Wells Fargo & Co 5.375% 11/2/2043	100,000	92,181
Wells Fargo & Co 5.389% 4/24/2034 (b)	580,000	582,479
Wells Fargo & Co 5.557% 7/25/2034 (b)	590,000	597,551
Wells Fargo & Co 5.574% 7/25/2029 (b)	400,000	410,355
Wells Fargo & Co 5.606% 1/15/2044	360,000	338,601
Wells Fargo Bank NA 5.254% 12/11/2026	1,760,000	1,782,461
		80,308,573
Capital Markets - 1.6%
Affiliated Managers Group Inc 3.3% 6/15/2030	150,000	139,800
Ameriprise Financial Inc 5.15% 5/15/2033	70,000	70,606
Ameriprise Financial Inc 5.7% 12/15/2028	130,000	135,478
Apollo Debt Solutions BDC 6.55% 3/15/2032 (c)	250,000	252,514
Ares Capital Corp 2.875% 6/15/2028	100,000	93,369
Ares Capital Corp 3.2% 11/15/2031	150,000	129,110
Ares Capital Corp 3.875% 1/15/2026	200,000	198,673
Ares Capital Corp 5.8% 3/8/2032	130,000	128,111
Ares Capital Corp 5.95% 7/15/2029	190,000	193,387
Ares Capital Corp 7% 1/15/2027	90,000	92,724
Ares Management Corp 5.6% 10/11/2054	100,000	91,372
Ares Strategic Income Fund 5.6% 2/15/2030	230,000	226,018
Ares Strategic Income Fund 6.2% 3/21/2032	150,000	148,667
Bank of New York Mellon Corp/The 1.8% 7/28/2031	170,000	145,474
Bank of New York Mellon Corp/The 1.9% 1/25/2029	245,000	224,768
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	500,000	499,640
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	560,000	562,156
Bank of New York Mellon Corp/The 4.596% 7/26/2030 (b)	100,000	100,168
Bank of New York Mellon Corp/The 4.706% 2/1/2034 (b)	110,000	107,179
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	152,553
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)	260,000	259,834
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	500,000	528,776
Bank of New York Mellon/The 4.729% 4/20/2029 (b)	380,000	383,273
BlackRock Funding Inc 4.6% 7/26/2027	90,000	90,746
BlackRock Funding Inc 5% 3/14/2034	100,000	101,077
BlackRock Funding Inc 5.25% 3/14/2054	60,000	56,141
BlackRock Funding Inc 5.35% 1/8/2055	100,000	94,989
Blackrock Inc 2.1% 2/25/2032	650,000	553,913
Blackrock Inc 2.4% 4/30/2030	550,000	501,978
Blackrock Inc 3.2% 3/15/2027	220,000	216,541
Blackrock Inc 3.25% 4/30/2029	180,000	173,992
Blackrock Inc 4.75% 5/25/2033	80,000	80,114
Blackstone Private Credit Fund 3.25% 3/15/2027	140,000	135,360
Blackstone Private Credit Fund 5.25% 4/1/2030	150,000	146,898
Blackstone Private Credit Fund 5.95% 7/16/2029	110,000	111,013
Blackstone Private Credit Fund 6% 1/29/2032	160,000	159,840
Blackstone Private Credit Fund 6% 11/22/2034	90,000	86,825
Blackstone Private Credit Fund 6.25% 1/25/2031	50,000	50,983
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	52,950
Blackstone Secured Lending Fund 5.35% 4/13/2028	210,000	210,435
Blue Owl Capital Corp 2.875% 6/11/2028	270,000	249,099
Blue Owl Capital Corp 5.95% 3/15/2029	100,000	99,890
Cboe Global Markets Inc 1.625% 12/15/2030	130,000	111,040
Charles Schwab Corp/The 0.9% 3/11/2026	460,000	447,348
Charles Schwab Corp/The 1.65% 3/11/2031	197,000	166,658
Charles Schwab Corp/The 2% 3/20/2028	120,000	113,055
Charles Schwab Corp/The 2.9% 3/3/2032	310,000	273,812
Charles Schwab Corp/The 3.2% 3/2/2027	910,000	892,936
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	240,000	254,891
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	220,000	232,603
CME Group Inc 3.75% 6/15/2028	140,000	138,455
CME Group Inc 4.15% 6/15/2048	100,000	81,991
CME Group Inc 5.3% 9/15/2043	150,000	147,046
Franklin Resources Inc 1.6% 10/30/2030	220,000	187,515
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,000,000	981,039
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	600,000	577,907
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	1,370,000	1,178,915
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	460,000	403,391
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (b)	470,000	326,807
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	140,000	123,646
Goldman Sachs Group Inc/The 3.85% 1/26/2027	960,000	951,559
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	630,000	536,506
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	1,650,000	1,632,992
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	820,000	817,282
Goldman Sachs Group Inc/The 4.75% 10/21/2045	245,000	212,220
Goldman Sachs Group Inc/The 4.8% 7/8/2044	120,000	104,913
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	500,000	504,271
Goldman Sachs Group Inc/The 5.15% 5/22/2045	330,000	290,700
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	600,000	608,415
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	800,000	805,673
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	500,000	478,745
Goldman Sachs Group Inc/The 6.25% 2/1/2041	220,000	229,458
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (b)	110,000	119,785
Goldman Sachs Group Inc/The 6.75% 10/1/2037	492,000	529,197
Golub Capital BDC Inc 6% 7/15/2029	120,000	121,399
HPS Corporate Lending Fund 5.45% 1/14/2028	220,000	219,959
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	101,594
HPS Corporate Lending Fund 6.75% 1/30/2029	60,000	61,971
Intercontinental Exchange Inc 1.85% 9/15/2032	160,000	130,958
Intercontinental Exchange Inc 2.65% 9/15/2040	270,000	191,104
Intercontinental Exchange Inc 3% 9/15/2060	100,000	58,931
Intercontinental Exchange Inc 3.1% 9/15/2027	535,000	520,563
Intercontinental Exchange Inc 3.75% 9/21/2028	100,000	97,855
Intercontinental Exchange Inc 4% 9/15/2027	1,160,000	1,149,678
Intercontinental Exchange Inc 4.25% 9/21/2048	120,000	96,306
Intercontinental Exchange Inc 4.6% 3/15/2033	100,000	98,177
Intercontinental Exchange Inc 5.2% 6/15/2062	320,000	287,709
Invesco Finance PLC 3.75% 1/15/2026	240,000	238,701
Invesco Finance PLC 5.375% 11/30/2043	50,000	46,093
Jefferies Financial Group Inc 2.75% 10/15/2032	240,000	199,112
Jefferies Financial Group Inc 4.15% 1/23/2030	507,000	489,079
Jefferies Financial Group Inc 4.85% 1/15/2027	110,000	110,518
Jefferies Financial Group Inc 5.875% 7/21/2028	320,000	328,507
Lazard Group LLC 4.375% 3/11/2029	110,000	107,714
Lazard Group LLC 4.5% 9/19/2028	100,000	98,985
Legg Mason Inc 5.625% 1/15/2044	60,000	57,751
LPL Holdings Inc 4.9% 4/3/2028	230,000	230,312
LPL Holdings Inc 5.15% 6/15/2030	210,000	210,510
LPL Holdings Inc 5.65% 3/15/2035	30,000	29,586
LPL Holdings Inc 6% 5/20/2034	100,000	101,564
LPL Holdings Inc 6.75% 11/17/2028	80,000	84,962
Moody's Corp 2% 8/19/2031	140,000	119,664
Moody's Corp 2.55% 8/18/2060	100,000	49,077
Moody's Corp 4.875% 12/17/2048	120,000	104,638
Moody's Corp 5% 8/5/2034	200,000	198,814
Morgan Stanley 1.512% 7/20/2027 (b)	470,000	453,486
Morgan Stanley 1.593% 5/4/2027 (b)	1,100,000	1,068,884
Morgan Stanley 1.794% 2/13/2032 (b)	390,000	328,448
Morgan Stanley 2.239% 7/21/2032 (b)	470,000	400,260
Morgan Stanley 2.484% 9/16/2036 (b)	520,000	434,558
Morgan Stanley 3.625% 1/20/2027	160,000	158,015
Morgan Stanley 3.772% 1/24/2029 (b)	180,000	176,138
Morgan Stanley 3.971% 7/22/2038 (b)	440,000	376,042
Morgan Stanley 4.21% 4/20/2028 (b)	575,000	570,676
Morgan Stanley 4.3% 1/27/2045	120,000	99,598
Morgan Stanley 4.375% 1/22/2047	324,000	267,432
Morgan Stanley 4.457% 4/22/2039 (b)	250,000	226,638
Morgan Stanley 5.042% 7/19/2030 (b)	110,000	111,092
Morgan Stanley 5.123% 2/1/2029 (b)	500,000	506,028
Morgan Stanley 5.164% 4/20/2029 (b)	850,000	861,862
Morgan Stanley 5.192% 4/17/2031 (b)	230,000	233,359
Morgan Stanley 5.25% 4/21/2034 (b)	1,480,000	1,478,929
Morgan Stanley 5.297% 4/20/2037 (b)	330,000	323,795
Morgan Stanley 5.32% 7/19/2035 (b)	570,000	566,284
Morgan Stanley 5.424% 7/21/2034 (b)	480,000	484,327
Morgan Stanley 5.587% 1/18/2036 (b)	1,000,000	1,009,712
Morgan Stanley 5.597% 3/24/2051 (b)	190,000	183,681
Morgan Stanley 5.664% 4/17/2036 (b)	230,000	233,757
Morgan Stanley 5.942% 2/7/2039 (b)	200,000	201,860
Morgan Stanley 6.375% 7/24/2042	528,000	564,887
Morgan Stanley Direct Lending Fund 6.15% 5/17/2029	90,000	91,627
Nasdaq Inc 1.65% 1/15/2031	290,000	246,989
Nasdaq Inc 2.5% 12/21/2040	100,000	67,311
Nasdaq Inc 3.95% 3/7/2052	85,000	61,225
Nasdaq Inc 5.35% 6/28/2028	100,000	102,629
Nasdaq Inc 5.95% 8/15/2053	168,000	166,715
Northern Trust Corp 1.95% 5/1/2030	150,000	133,009
Northern Trust Corp 6.125% 11/2/2032	100,000	106,435
Raymond James Financial Inc 4.95% 7/15/2046	200,000	175,493
S&P Global Inc 1.25% 8/15/2030	120,000	102,351
S&P Global Inc 2.3% 8/15/2060	110,000	54,516
S&P Global Inc 2.45% 3/1/2027	300,000	290,998
S&P Global Inc 2.7% 3/1/2029	270,000	254,466
S&P Global Inc 2.95% 1/22/2027	220,000	215,580
S&P Global Inc 3.9% 3/1/2062	250,000	181,432
S&P Global Inc 4.25% 5/1/2029	110,000	109,332
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	80,000	81,330
State Street Corp 1.684% 11/18/2027 (b)	515,000	495,744
State Street Corp 3.031% 11/1/2034 (b)	170,000	154,964
State Street Corp 4.164% 8/4/2033 (b)	110,000	104,111
State Street Corp 4.729% 2/28/2030	220,000	221,340
State Street Corp 4.821% 1/26/2034 (b)	100,000	98,109
State Street Corp 4.834% 4/24/2030	260,000	262,231
State Street Corp 5.146% 2/28/2036 (b)	270,000	268,510
State Street Corp 5.272% 8/3/2026	440,000	444,340
State Street Corp 5.684% 11/21/2029 (b)	200,000	207,971
		44,457,502
Consumer Finance - 0.7%
Ally Financial Inc 2.2% 11/2/2028	100,000	91,269
Ally Financial Inc 4.75% 6/9/2027	550,000	550,643
Ally Financial Inc 6.184% 7/26/2035 (b)	200,000	198,922
Ally Financial Inc 6.848% 1/3/2030 (b)	240,000	250,564
Ally Financial Inc 6.992% 6/13/2029 (b)	50,000	52,239
Ally Financial Inc 8% 11/1/2031	100,000	111,895
American Express Co 3.3% 5/3/2027	510,000	500,791
American Express Co 3.95% 8/1/2025	400,000	399,794
American Express Co 4.05% 12/3/2042	140,000	116,346
American Express Co 4.989% 5/26/2033 (b)	250,000	247,252
American Express Co 5.043% 5/1/2034 (b)	250,000	249,065
American Express Co 5.284% 7/26/2035 (b)	420,000	418,403
American Express Co 5.442% 1/30/2036 (b)	200,000	201,319
American Express Co 5.645% 4/23/2027 (b)	1,550,000	1,563,958
American Express Co 5.85% 11/5/2027	420,000	434,621
Capital One Financial Corp 1.878% 11/2/2027 (b)	360,000	346,249
Capital One Financial Corp 2.359% 7/29/2032 (b)	110,000	91,073
Capital One Financial Corp 3.75% 3/9/2027	280,000	276,457
Capital One Financial Corp 3.8% 1/31/2028	438,000	429,395
Capital One Financial Corp 4.2% 10/29/2025	100,000	99,702
Capital One Financial Corp 4.5% 1/30/2026	208,000	207,711
Capital One Financial Corp 5.247% 7/26/2030 (b)	470,000	474,262
Capital One Financial Corp 5.268% 5/10/2033 (b)	100,000	98,930
Capital One Financial Corp 5.468% 2/1/2029 (b)	450,000	457,995
Capital One Financial Corp 5.817% 2/1/2034 (b)	70,000	70,915
Capital One Financial Corp 6.051% 2/1/2035 (b)	200,000	205,247
Capital One Financial Corp 6.183% 1/30/2036 (b)	220,000	218,362
Capital One Financial Corp 6.312% 6/8/2029 (b)	270,000	281,202
Capital One Financial Corp 6.377% 6/8/2034 (b)	150,000	156,774
Capital One Financial Corp 6.7% 11/29/2032	170,000	182,922
Capital One Financial Corp 7.964% 11/2/2034 (b)	50,000	57,221
Ford Motor Credit Co LLC 5.85% 5/17/2027	1,120,000	1,118,431
Ford Motor Credit Co LLC 5.918% 3/20/2028	400,000	400,803
Ford Motor Credit Co LLC 6.798% 11/7/2028	310,000	316,616
Ford Motor Credit Co LLC 6.8% 5/12/2028	740,000	755,499
Ford Motor Credit Co LLC 6.95% 3/6/2026	260,000	261,628
Ford Motor Credit Co LLC 6.95% 6/10/2026	910,000	920,350
Ford Motor Credit Co LLC 7.122% 11/7/2033	210,000	213,331
Ford Motor Credit Co LLC 7.2% 6/10/2030	520,000	539,722
John Deere Capital Corp 1.45% 1/15/2031	170,000	144,937
John Deere Capital Corp 2.35% 3/8/2027	200,000	193,815
John Deere Capital Corp 2.8% 7/18/2029	310,000	292,172
John Deere Capital Corp 2.8% 9/8/2027	290,000	280,855
John Deere Capital Corp 4.35% 9/15/2032	320,000	312,894
John Deere Capital Corp 4.75% 6/8/2026	730,000	733,178
John Deere Capital Corp 4.95% 7/14/2028	450,000	459,423
John Deere Capital Corp 5.05% 6/12/2034	210,000	210,226
John Deere Capital Corp 5.15% 9/8/2033	170,000	173,032
Synchrony Financial 3.95% 12/1/2027	380,000	369,541
Synchrony Financial 5.15% 3/19/2029	109,000	108,109
Toyota Motor Credit Corp 1.15% 8/13/2027	470,000	439,826
Toyota Motor Credit Corp 1.65% 1/10/2031	180,000	153,409
Toyota Motor Credit Corp 1.9% 9/12/2031	210,000	177,664
Toyota Motor Credit Corp 3.2% 1/11/2027	810,000	795,706
Toyota Motor Credit Corp 4.45% 6/29/2029	340,000	340,364
Toyota Motor Credit Corp 4.8% 1/5/2034	70,000	69,055
Toyota Motor Credit Corp 5.4% 11/20/2026	1,155,000	1,172,772
Toyota Motor Credit Corp 5.55% 11/20/2030	190,000	198,059
		20,192,915
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	100,000	97,119
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	200,000	143,483
Berkshire Hathaway Inc 3.125% 3/15/2026	222,000	219,964
Berkshire Hathaway Inc 4.5% 2/11/2043	110,000	99,982
Blackstone Reg Finance Co LLC 5% 12/6/2034	100,000	97,499
Blue Owl Credit Income Corp 5.8% 3/15/2030	105,000	104,002
Blue Owl Credit Income Corp 6.6% 9/15/2029	240,000	245,217
Blue Owl Credit Income Corp 6.65% 3/15/2031	190,000	193,309
BP Capital Markets America Inc 2.939% 6/4/2051	220,000	133,960
BP Capital Markets America Inc 3% 2/24/2050	130,000	81,479
BP Capital Markets America Inc 3.001% 3/17/2052	200,000	122,173
BP Capital Markets America Inc 3.017% 1/16/2027	635,000	622,301
BP Capital Markets America Inc 3.06% 6/17/2041	810,000	582,385
BP Capital Markets America Inc 3.379% 2/8/2061	110,000	68,531
BP Capital Markets America Inc 4.234% 11/6/2028	830,000	825,618
BP Capital Markets America Inc 4.812% 2/13/2033	150,000	147,227
BP Capital Markets America Inc 4.893% 9/11/2033	110,000	108,138
CNH Industrial Capital LLC 4.55% 4/10/2028	180,000	179,625
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	123,095
Corebridge Financial Inc 3.65% 4/5/2027	290,000	285,419
Corebridge Financial Inc 3.9% 4/5/2032	210,000	193,300
Corebridge Financial Inc 4.4% 4/5/2052	290,000	225,059
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	126,500
CRH SMW Finance DAC 5.125% 1/9/2030	500,000	507,954
DH Europe Finance II Sarl 2.6% 11/15/2029	320,000	296,431
DH Europe Finance II Sarl 3.4% 11/15/2049	80,000	55,146
Equitable Holdings Inc 4.35% 4/20/2028	380,000	377,430
Equitable Holdings Inc 5% 4/20/2048	120,000	102,918
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	189,843	161,755
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	239,679
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	172,927
Fidelity National Information Services Inc 5.625% 7/15/2052	100,000	92,989
Fiserv Inc 2.25% 6/1/2027	100,000	95,756
Fiserv Inc 3.5% 7/1/2029	520,000	495,731
Fiserv Inc 4.4% 7/1/2049	310,000	243,336
Fiserv Inc 4.75% 3/15/2030	180,000	179,495
Fiserv Inc 5.375% 8/21/2028	300,000	307,161
Fiserv Inc 5.45% 3/15/2034	270,000	270,663
Fiserv Inc 5.45% 3/2/2028	150,000	153,423
Global Payments Inc 1.2% 3/1/2026	350,000	340,638
Global Payments Inc 2.9% 5/15/2030	310,000	280,898
Global Payments Inc 3.2% 8/15/2029	110,000	102,895
Global Payments Inc 4.45% 6/1/2028	170,000	168,475
Global Payments Inc 5.95% 8/15/2052	100,000	92,923
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (c)	110,000	110,411
Golub Capital Private Credit Fund 5.875% 5/1/2030 (c)	100,000	99,138
Jackson Financial Inc 3.125% 11/23/2031	64,000	55,573
Jackson Financial Inc 5.17% 6/8/2027	110,000	110,850
Jackson Financial Inc 5.67% 6/8/2032	195,000	194,875
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	85,958
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	500,000	506,471
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	280,000	283,758
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	110,000	118,183
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	170,000	187,455
Mastercard Inc 2.95% 11/21/2026	615,000	604,601
Mastercard Inc 3.8% 11/21/2046	220,000	170,417
Mastercard Inc 3.85% 3/26/2050	410,000	314,654
Mastercard Inc 3.95% 2/26/2048	100,000	78,872
Mastercard Inc 4.85% 3/9/2033	160,000	160,957
Mastercard Inc 4.875% 3/9/2028	210,000	214,204
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	340,000	321,374
National Rural Utilities Cooperative Finance Corp 4.3% 3/15/2049	70,000	56,898
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	220,000	222,325
National Rural Utilities Cooperative Finance Corp 5.05% 9/15/2028	300,000	305,616
National Rural Utilities Cooperative Finance Corp 5.25% 4/20/2046 (b)	140,000	138,281
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	110,000	114,914
PayPal Holdings Inc 1.65% 6/1/2025	80,000	80,000
PayPal Holdings Inc 2.3% 6/1/2030	130,000	117,020
PayPal Holdings Inc 2.85% 10/1/2029	420,000	392,758
PayPal Holdings Inc 5.05% 6/1/2052	160,000	142,358
PayPal Holdings Inc 5.1% 4/1/2035	200,000	197,167
PayPal Holdings Inc 5.15% 6/1/2034	260,000	259,564
Rexford Industrial Realty LP 5% 6/15/2028	100,000	100,058
Sixth Street Lending Partners 6.5% 3/11/2029	130,000	133,352
Visa Inc 2% 8/15/2050	440,000	234,673
Visa Inc 2.05% 4/15/2030	430,000	387,850
Visa Inc 2.7% 4/15/2040	120,000	89,108
Visa Inc 2.75% 9/15/2027	815,000	792,122
Visa Inc 3.15% 12/14/2025	160,000	158,950
Visa Inc 4.3% 12/14/2045	402,000	343,034
Voya Financial Inc 3.65% 6/15/2026	170,000	168,435
Voya Financial Inc 4.7% 1/23/2048 (b)	60,000	56,787
Voya Financial Inc 5.7% 7/15/2043	50,000	47,172
Western Union Co/The 2.75% 3/15/2031	110,000	95,504
		18,015,705
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	340,000	327,859
Allstate Corp/The 1.45% 12/15/2030	500,000	422,000
Allstate Corp/The 4.5% 6/15/2043	180,000	151,840
Allstate Corp/The 5.35% 6/1/2033	90,000	91,769
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.5259% 8/15/2053 (b)(f)	160,000	158,691
American International Group Inc 4.375% 6/30/2050	350,000	282,873
American International Group Inc 4.5% 7/16/2044	115,000	97,624
American International Group Inc 4.75% 4/1/2048	40,000	34,440
American International Group Inc 4.85% 5/7/2030	280,000	281,075
Aon Corp 4.5% 12/15/2028	630,000	631,771
Aon Global Ltd 4.6% 6/14/2044	165,000	138,584
Aon Global Ltd 4.75% 5/15/2045	140,000	119,709
Aon North America Inc 5.45% 3/1/2034	300,000	303,328
Aon North America Inc 5.75% 3/1/2054	150,000	143,216
Arch Capital Finance LLC 4.011% 12/15/2026	360,000	356,900
Arch Capital Group Ltd 3.635% 6/30/2050	187,000	131,894
Arch Capital Group US Inc 5.144% 11/1/2043	100,000	90,092
Arthur J Gallagher & Co 3.5% 5/20/2051	340,000	228,858
Arthur J Gallagher & Co 4.85% 12/15/2029	120,000	120,936
Arthur J Gallagher & Co 5.15% 2/15/2035	120,000	118,103
Arthur J Gallagher & Co 5.55% 2/15/2055	87,000	80,655
Arthur J Gallagher & Co 5.75% 3/2/2053	100,000	95,699
Arthur J Gallagher & Co 6.5% 2/15/2034	170,000	183,642
Arthur J Gallagher & Co 6.75% 2/15/2054	100,000	107,890
Assurant Inc 4.9% 3/27/2028	100,000	100,193
Assured Guaranty US Holdings Inc 3.6% 9/15/2051	35,000	22,916
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	180,000	187,933
Athene Holding Ltd 3.5% 1/15/2031	220,000	204,082
Athene Holding Ltd 4.125% 1/12/2028	90,000	88,485
Athene Holding Ltd 6.25% 4/1/2054	100,000	95,548
Athene Holding Ltd 6.625% 10/15/2054 (b)	110,000	108,167
Athene Holding Ltd 6.65% 2/1/2033	210,000	222,722
Baylor Scott & White Holdings 2.839% 11/15/2050	250,000	152,600
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	900,000	781,372
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	340,000	213,885
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	270,000	202,380
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	130,000	106,707
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	100,000	82,850
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	300,000	270,481
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	160,000	169,478
Brighthouse Financial Inc 3.85% 12/22/2051	65,000	41,201
Brighthouse Financial Inc 5.625% 5/15/2030	309,000	313,730
Brown & Brown Inc 4.2% 3/17/2032	140,000	130,870
Brown & Brown Inc 5.65% 6/11/2034	130,000	131,342
Chubb Corp/The 6.5% 5/15/2038	358,000	395,129
Chubb INA Holdings LLC 1.375% 9/15/2030	380,000	326,446
Chubb INA Holdings LLC 2.85% 12/15/2051	155,000	96,386
Chubb INA Holdings LLC 3.05% 12/15/2061	90,000	53,545
Chubb INA Holdings LLC 4.35% 11/3/2045	74,000	61,914
CNA Financial Corp 3.45% 8/15/2027	190,000	185,334
CNA Financial Corp 3.9% 5/1/2029	400,000	388,663
First American Financial Corp 2.4% 8/15/2031	180,000	152,391
Globe Life Inc 2.15% 8/15/2030	270,000	234,611
Hartford Insurance Group Inc/The 2.8% 8/19/2029	490,000	456,614
Hartford Insurance Group Inc/The 2.9% 9/15/2051	50,000	30,491
Hartford Insurance Group Inc/The 4.4% 3/15/2048	210,000	172,262
Lincoln National Corp 3.8% 3/1/2028	230,000	224,818
Lincoln National Corp 6.3% 10/9/2037	50,000	51,451
Markel Group Inc 3.35% 9/17/2029	100,000	95,293
Markel Group Inc 3.5% 11/1/2027	300,000	292,683
Markel Group Inc 5% 5/20/2049	120,000	101,694
Markel Group Inc 6% 5/16/2054	100,000	97,366
Marsh & McLennan Cos Inc 2.25% 11/15/2030	140,000	124,107
Marsh & McLennan Cos Inc 4.2% 3/1/2048	40,000	31,853
Marsh & McLennan Cos Inc 4.375% 3/15/2029	120,000	119,937
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	401,642
Marsh & McLennan Cos Inc 4.75% 3/15/2039	120,000	111,699
Marsh & McLennan Cos Inc 4.85% 11/15/2031	400,000	401,673
Marsh & McLennan Cos Inc 4.9% 3/15/2049	270,000	237,125
Marsh & McLennan Cos Inc 5% 3/15/2035	100,000	98,387
Marsh & McLennan Cos Inc 5.35% 11/15/2044	140,000	133,563
Marsh & McLennan Cos Inc 5.4% 3/15/2055	150,000	140,140
Marsh & McLennan Cos Inc 5.7% 9/15/2053	190,000	185,828
MetLife Inc 4.05% 3/1/2045	100,000	80,003
MetLife Inc 4.125% 8/13/2042	180,000	147,960
MetLife Inc 4.55% 3/23/2030	110,000	110,723
MetLife Inc 4.6% 5/13/2046	272,000	236,481
MetLife Inc 4.875% 11/13/2043	145,000	130,602
MetLife Inc 5% 7/15/2052	120,000	106,220
MetLife Inc 5.375% 7/15/2033	210,000	216,194
MetLife Inc 6.375% 6/15/2034	310,000	338,336
MetLife Inc 6.4% 12/15/2066 (b)	150,000	151,990
Principal Financial Group Inc 2.125% 6/15/2030	160,000	141,006
Principal Financial Group Inc 3.7% 5/15/2029	180,000	174,166
Principal Financial Group Inc 5.375% 3/15/2033	110,000	111,530
Principal Financial Group Inc 5.5% 3/15/2053	50,000	46,960
Progressive Corp/The 2.5% 3/15/2027	270,000	261,983
Progressive Corp/The 3% 3/15/2032	560,000	503,663
Progressive Corp/The 3.2% 3/26/2030	400,000	379,310
Progressive Corp/The 4.2% 3/15/2048	100,000	80,543
Prudential Financial Inc 3% 3/10/2040	110,000	81,004
Prudential Financial Inc 3.878% 3/27/2028	45,000	44,583
Prudential Financial Inc 3.935% 12/7/2049	70,000	52,184
Prudential Financial Inc 4.35% 2/25/2050	180,000	144,896
Prudential Financial Inc 4.418% 3/27/2048	260,000	211,780
Prudential Financial Inc 4.5% 9/15/2047 (b)	200,000	195,880
Prudential Financial Inc 4.6% 5/15/2044	110,000	94,110
Prudential Financial Inc 5.125% 3/1/2052 (b)	140,000	134,511
Prudential Financial Inc 5.7% 12/14/2036	120,000	123,330
Prudential Financial Inc 5.7% 9/15/2048 (b)	74,000	74,043
Prudential Financial Inc 6% 9/1/2052 (b)	230,000	229,606
Prudential Financial Inc 6.5% 3/15/2054 (b)	110,000	111,676
Reinsurance Group of America Inc 3.9% 5/15/2029	120,000	116,923
Reinsurance Group of America Inc 3.95% 9/15/2026	200,000	198,296
Reinsurance Group of America Inc 6% 9/15/2033	160,000	165,643
Selective Insurance Group Inc 5.9% 4/15/2035	45,000	45,072
The Travelers Companies, Inc. 2.55% 4/27/2050	360,000	210,413
The Travelers Companies, Inc. 3.05% 6/8/2051	100,000	63,956
The Travelers Companies, Inc. 3.75% 5/15/2046	50,000	37,902
The Travelers Companies, Inc. 4.05% 3/7/2048	74,000	57,929
The Travelers Companies, Inc. 6.25% 6/15/2037	256,000	277,908
Travelers Property Casualty Corp 6.375% 3/15/2033	160,000	176,332
Unum Group 4% 6/15/2029	100,000	97,113
Unum Group 5.75% 8/15/2042	160,000	151,927
Unum Group 6% 6/15/2054	60,000	57,677
Willis North America Inc 4.5% 9/15/2028	504,000	502,379
Willis North America Inc 5.9% 3/5/2054	190,000	183,240
		20,787,418
TOTAL FINANCIALS		183,762,113

Health Care - 2.7%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	1,180,000	1,156,778
AbbVie Inc 3.2% 11/21/2029	1,940,000	1,840,164
AbbVie Inc 4.05% 11/21/2039	210,000	179,308
AbbVie Inc 4.25% 11/14/2028	92,000	91,989
AbbVie Inc 4.25% 11/21/2049	470,000	376,550
AbbVie Inc 4.3% 5/14/2036	25,000	23,133
AbbVie Inc 4.45% 5/14/2046	280,000	234,722
AbbVie Inc 4.5% 5/14/2035	300,000	285,268
AbbVie Inc 4.55% 3/15/2035	570,000	544,186
AbbVie Inc 4.75% 3/15/2045	420,000	369,265
AbbVie Inc 4.8% 3/15/2029	370,000	375,352
AbbVie Inc 4.85% 6/15/2044	340,000	305,246
AbbVie Inc 5.05% 3/15/2034	560,000	561,626
AbbVie Inc 5.4% 3/15/2054	370,000	350,210
Amgen Inc 1.65% 8/15/2028	550,000	504,731
Amgen Inc 2.8% 8/15/2041	200,000	140,885
Amgen Inc 3% 1/15/2052	100,000	62,440
Amgen Inc 3.15% 2/21/2040	320,000	241,915
Amgen Inc 3.2% 11/2/2027	1,200,000	1,167,167
Amgen Inc 3.35% 2/22/2032	140,000	127,965
Amgen Inc 3.375% 2/21/2050	210,000	143,743
Amgen Inc 4.2% 3/1/2033	560,000	529,793
Amgen Inc 4.4% 2/22/2062	110,000	83,152
Amgen Inc 4.4% 5/1/2045	188,000	155,921
Amgen Inc 4.563% 6/15/2048	120,000	99,265
Amgen Inc 4.663% 6/15/2051	100,000	82,948
Amgen Inc 4.875% 3/1/2053	130,000	110,613
Amgen Inc 4.95% 10/1/2041	200,000	180,218
Amgen Inc 5.15% 3/2/2028	400,000	407,314
Amgen Inc 5.25% 3/2/2030	600,000	615,154
Amgen Inc 5.25% 3/2/2033	410,000	413,763
Amgen Inc 5.6% 3/2/2043	250,000	242,616
Amgen Inc 5.65% 3/2/2053	460,000	437,885
Amgen Inc 5.75% 3/2/2063	580,000	548,335
Biogen Inc 2.25% 5/1/2030	280,000	248,361
Biogen Inc 3.15% 5/1/2050	230,000	140,076
Biogen Inc 3.25% 2/15/2051	150,000	92,592
Gilead Sciences Inc 1.65% 10/1/2030	590,000	509,431
Gilead Sciences Inc 2.6% 10/1/2040	580,000	405,874
Gilead Sciences Inc 2.8% 10/1/2050	180,000	109,429
Gilead Sciences Inc 2.95% 3/1/2027	430,000	421,742
Gilead Sciences Inc 4.15% 3/1/2047	112,000	89,563
Gilead Sciences Inc 4.6% 9/1/2035	100,000	95,668
Gilead Sciences Inc 4.75% 3/1/2046	240,000	210,105
Gilead Sciences Inc 4.8% 11/15/2029	250,000	253,478
Gilead Sciences Inc 5.5% 11/15/2054	250,000	239,005
Gilead Sciences Inc 5.55% 10/15/2053	100,000	95,888
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	300,000	257,001
		16,157,833
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.75% 11/30/2036	170,000	166,345
Abbott Laboratories 4.75% 4/15/2043	170,000	158,001
Abbott Laboratories 5.3% 5/27/2040	390,000	390,040
Baxter International Inc 1.915% 2/1/2027	330,000	315,605
Baxter International Inc 2.539% 2/1/2032	330,000	282,990
Baxter International Inc 3.95% 4/1/2030	140,000	135,406
Becton Dickinson & Co 2.823% 5/20/2030	260,000	237,523
Becton Dickinson & Co 3.7% 6/6/2027	60,000	59,101
Becton Dickinson & Co 4.669% 6/6/2047	290,000	241,540
Becton Dickinson & Co 4.693% 2/13/2028	130,000	130,566
Becton Dickinson & Co 5.081% 6/7/2029	400,000	405,790
Becton Dickinson & Co 5.11% 2/8/2034	100,000	98,533
Boston Scientific Corp 4% 3/1/2029	100,000	98,716
Boston Scientific Corp 4.7% 3/1/2049	230,000	201,398
GE HealthCare Technologies Inc 5.65% 11/15/2027	120,000	123,189
GE HealthCare Technologies Inc 5.905% 11/22/2032	230,000	241,467
GE HealthCare Technologies Inc 6.377% 11/22/2052	100,000	105,515
Medtronic Global Holdings SCA 4.5% 3/30/2033	300,000	293,155
Medtronic Inc 4.375% 3/15/2035	280,000	266,329
Medtronic Inc 4.625% 3/15/2045	110,000	96,404
Solventum Corp 6% 5/15/2064	280,000	267,147
Stryker Corp 1.95% 6/15/2030	100,000	88,198
Stryker Corp 2.9% 6/15/2050	200,000	127,355
Stryker Corp 3.5% 3/15/2026	570,000	565,304
Stryker Corp 4.625% 9/11/2034	300,000	290,230
Zimmer Biomet Holdings Inc 3.55% 3/20/2030	194,000	182,572
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	120,000	121,774
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	120,000	121,126
		5,811,319
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	100,000	81,639
AHS Hospital Corp 2.78% 7/1/2051	250,000	149,059
Allina Health System 3.887% 4/15/2049	40,000	29,613
Banner Health 2.907% 1/1/2042	400,000	273,934
Banner Health 2.913% 1/1/2051	150,000	93,753
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	125,000	83,912
Cardinal Health Inc 3.41% 6/15/2027	460,000	450,949
Cardinal Health Inc 4.368% 6/15/2047	30,000	23,747
Cardinal Health Inc 4.9% 9/15/2045	100,000	85,451
Cardinal Health Inc 5.75% 11/15/2054	210,000	200,065
Cencora Inc 2.7% 3/15/2031	170,000	151,668
Cencora Inc 2.8% 5/15/2030	300,000	275,614
Cencora Inc 4.85% 12/15/2029	90,000	90,692
Cencora Inc 5.15% 2/15/2035	190,000	188,378
Centene Corp 2.5% 3/1/2031	110,000	93,399
Centene Corp 2.625% 8/1/2031	365,000	309,161
Centene Corp 3.375% 2/15/2030	400,000	364,560
Centene Corp 4.25% 12/15/2027	410,000	400,437
Centene Corp 4.625% 12/15/2029	390,000	375,570
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	98,000	58,243
Cigna Group/The 3.4% 3/1/2027	790,000	776,099
Cigna Group/The 4.125% 11/15/2025	99,000	98,749
Cigna Group/The 4.375% 10/15/2028	100,000	99,442
Cigna Group/The 4.8% 7/15/2046	230,000	195,224
Cigna Group/The 4.8% 8/15/2038	290,000	265,204
Cigna Group/The 4.9% 12/15/2048	590,000	499,979
Cigna Group/The 5.125% 5/15/2031	100,000	101,655
Cigna Group/The 5.25% 2/15/2034	370,000	369,484
Cigna Group/The 5.4% 3/15/2033	300,000	304,872
Cigna Group/The 5.6% 2/15/2054	250,000	231,219
CommonSpirit Health 3.91% 10/1/2050	150,000	106,459
CommonSpirit Health 4.35% 11/1/2042	560,000	457,688
CommonSpirit Health 5.318% 12/1/2034	300,000	294,389
CVS Health Corp 1.75% 8/21/2030	735,000	625,081
CVS Health Corp 2.875% 6/1/2026	60,000	58,923
CVS Health Corp 3% 8/15/2026	38,000	37,268
CVS Health Corp 3.25% 8/15/2029	250,000	234,861
CVS Health Corp 3.625% 4/1/2027	2,400,000	2,358,439
CVS Health Corp 4.125% 4/1/2040	43,000	34,764
CVS Health Corp 4.3% 3/25/2028	1,000,000	988,911
CVS Health Corp 4.78% 3/25/2038	712,000	632,775
CVS Health Corp 5.05% 3/25/2048	250,000	208,438
CVS Health Corp 5.125% 2/21/2030	160,000	160,912
CVS Health Corp 5.125% 7/20/2045	760,000	651,826
CVS Health Corp 5.25% 1/30/2031	330,000	332,758
CVS Health Corp 5.3% 12/5/2043	310,000	271,577
CVS Health Corp 5.3% 6/1/2033	470,000	463,953
CVS Health Corp 5.625% 2/21/2053	140,000	124,411
CVS Health Corp 6.05% 6/1/2054	100,000	94,308
CVS Health Corp 6.125% 9/15/2039	100,000	99,928
Elevance Health Inc 3.125% 5/15/2050	100,000	63,235
Elevance Health Inc 4.101% 3/1/2028	130,000	128,868
Elevance Health Inc 4.55% 3/1/2048	80,000	64,705
Elevance Health Inc 4.625% 5/15/2042	150,000	128,423
Elevance Health Inc 4.65% 1/15/2043	180,000	153,961
Elevance Health Inc 4.75% 2/15/2030	60,000	60,279
Elevance Health Inc 4.75% 2/15/2033	160,000	155,539
Elevance Health Inc 5.1% 1/15/2044	132,000	117,666
Elevance Health Inc 5.2% 2/15/2035	130,000	129,006
Elevance Health Inc 5.5% 10/15/2032	100,000	102,816
Elevance Health Inc 5.65% 6/15/2054	270,000	251,913
Elevance Health Inc 5.7% 2/15/2055	100,000	94,027
Elevance Health Inc 6.1% 10/15/2052	440,000	436,599
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	86,190
HCA Inc 3.5% 7/15/2051	140,000	89,718
HCA Inc 3.5% 9/1/2030	270,000	251,840
HCA Inc 4.125% 6/15/2029	242,000	235,635
HCA Inc 5.125% 6/15/2039	100,000	91,709
HCA Inc 5.25% 3/1/2030	60,000	60,900
HCA Inc 5.25% 6/15/2049	120,000	103,786
HCA Inc 5.45% 4/1/2031	1,200,000	1,221,677
HCA Inc 5.5% 6/15/2047	610,000	552,037
HCA Inc 5.6% 4/1/2034	700,000	703,894
HCA Inc 6% 4/1/2054	180,000	170,792
HCA Inc 6.1% 4/1/2064	100,000	94,464
HCA Inc 6.2% 3/1/2055	280,000	273,391
Humana Inc 1.35% 2/3/2027	170,000	161,844
Humana Inc 2.15% 2/3/2032	510,000	417,782
Humana Inc 3.125% 8/15/2029	100,000	93,153
Humana Inc 3.95% 8/15/2049	100,000	69,388
Humana Inc 4.875% 4/1/2030	380,000	378,348
Humana Inc 4.95% 10/1/2044	180,000	149,974
Humana Inc 5.875% 3/1/2033	170,000	172,732
Humana Inc 6% 5/1/2055	120,000	111,243
Icon Investments Six DAC 5.849% 5/8/2029	200,000	204,954
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	200,000	121,421
Integris Baptist Medical Center Inc 3.875% 8/15/2050	104,000	72,313
Kaiser Foundation Hospitals 2.81% 6/1/2041	290,000	201,159
Kaiser Foundation Hospitals 3.266% 11/1/2049	110,000	73,983
Kaiser Foundation Hospitals 4.15% 5/1/2047	460,000	366,556
Laboratory Corp of America Holdings 2.7% 6/1/2031	160,000	141,992
Laboratory Corp of America Holdings 4.8% 10/1/2034	340,000	326,457
Mass General Brigham Inc 3.342% 7/1/2060	150,000	94,423
Mayo Clinic 3.196% 11/15/2061	120,000	73,268
McKesson Corp 4.65% 5/30/2030	60,000	60,084
McKesson Corp 5.1% 7/15/2033	100,000	101,220
McKesson Corp 5.25% 5/30/2035	120,000	120,280
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050	160,000	101,474
Mount Sinai Hospital/The 3.737% 7/1/2049	130,000	83,128
MyMichigan Health 3.409% 6/1/2050	42,000	28,024
New York and Presbyterian Hospital/The 4.024% 8/1/2045	280,000	220,770
Novant Health Inc 3.168% 11/1/2051	110,000	70,212
NYU Langone Hospitals 3.38% 7/1/2055	180,000	117,926
Orlando Health Obligated Grp 3.327% 10/1/2050	68,000	46,154
Orlando Health Obligated Grp 5.475% 10/1/2035	90,000	91,258
Piedmont Healthcare Inc 2.719% 1/1/2042	150,000	100,571
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	280,000	151,385
Quest Diagnostics Inc 2.8% 6/30/2031	200,000	179,044
Quest Diagnostics Inc 2.95% 6/30/2030	150,000	138,297
Quest Diagnostics Inc 4.6% 12/15/2027	600,000	603,376
Sabra Health Care LP 3.2% 12/1/2031	100,000	87,094
Sutter Health 3.361% 8/15/2050	170,000	113,733
Sutter Health 5.164% 8/15/2033	160,000	159,723
Sutter Health 5.537% 8/15/2035	420,000	425,974
Trinity Health Corp 2.632% 12/1/2040	50,000	34,678
Trinity Health Corp 4.125% 12/1/2045	80,000	63,885
UnitedHealth Group Inc 1.25% 1/15/2026	223,000	218,303
UnitedHealth Group Inc 2% 5/15/2030	170,000	149,742
UnitedHealth Group Inc 2.3% 5/15/2031	270,000	234,297
UnitedHealth Group Inc 2.875% 8/15/2029	360,000	335,832
UnitedHealth Group Inc 2.9% 5/15/2050	1,197,000	719,615
UnitedHealth Group Inc 3.05% 5/15/2041	100,000	71,192
UnitedHealth Group Inc 3.25% 5/15/2051	100,000	63,868
UnitedHealth Group Inc 3.375% 4/15/2027	220,000	215,659
UnitedHealth Group Inc 3.45% 1/15/2027	370,000	364,199
UnitedHealth Group Inc 3.7% 8/15/2049	90,000	63,144
UnitedHealth Group Inc 3.85% 6/15/2028	960,000	944,141
UnitedHealth Group Inc 3.875% 8/15/2059	170,000	114,823
UnitedHealth Group Inc 4.25% 1/15/2029	300,000	296,465
UnitedHealth Group Inc 4.45% 12/15/2048	68,000	54,208
UnitedHealth Group Inc 4.75% 7/15/2045	182,000	155,290
UnitedHealth Group Inc 4.95% 5/15/2062	630,000	517,957
UnitedHealth Group Inc 5.05% 4/15/2053	360,000	309,420
UnitedHealth Group Inc 5.15% 7/15/2034	500,000	493,449
UnitedHealth Group Inc 5.25% 2/15/2028	100,000	101,895
UnitedHealth Group Inc 5.35% 2/15/2033	100,000	100,910
UnitedHealth Group Inc 5.5% 4/15/2064	320,000	287,427
UnitedHealth Group Inc 5.625% 7/15/2054	150,000	140,196
UnitedHealth Group Inc 5.95% 2/15/2041	100,000	100,338
UnitedHealth Group Inc 6.05% 2/15/2063	440,000	428,760
UnitedHealth Group Inc 6.625% 11/15/2037	310,000	334,175
UnitedHealth Group Inc 6.875% 2/15/2038	126,000	139,557
Universal Health Services Inc 2.65% 1/15/2032	140,000	116,366
Universal Health Services Inc 2.65% 10/15/2030	180,000	158,022
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	43,045
		34,384,085
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	140,000	139,226
Agilent Technologies Inc 4.75% 9/9/2034	140,000	135,086
Danaher Corp 2.6% 10/1/2050	245,000	143,545
Revvity Inc 2.25% 9/15/2031	100,000	84,091
Revvity Inc 3.3% 9/15/2029	150,000	141,022
Revvity Inc 3.625% 3/15/2051	45,000	29,614
Thermo Fisher Scientific Inc 2.6% 10/1/2029	520,000	483,514
Thermo Fisher Scientific Inc 2.8% 10/15/2041	410,000	286,117
Thermo Fisher Scientific Inc 4.953% 8/10/2026	430,000	432,749
Thermo Fisher Scientific Inc 5.086% 8/10/2033	120,000	121,081
		1,996,045
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 2.35% 11/13/2040	210,000	140,191
Bristol-Myers Squibb Co 2.55% 11/13/2050	510,000	287,970
Bristol-Myers Squibb Co 3.2% 6/15/2026	1,626,000	1,607,154
Bristol-Myers Squibb Co 3.4% 7/26/2029	31,000	29,849
Bristol-Myers Squibb Co 3.7% 3/15/2052	230,000	162,678
Bristol-Myers Squibb Co 3.9% 2/20/2028	270,000	268,042
Bristol-Myers Squibb Co 3.9% 3/15/2062	120,000	83,448
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	86,760
Bristol-Myers Squibb Co 4.25% 10/26/2049	100,000	78,775
Bristol-Myers Squibb Co 4.35% 11/15/2047	100,000	81,343
Bristol-Myers Squibb Co 4.55% 2/20/2048	159,000	133,211
Bristol-Myers Squibb Co 4.9% 2/22/2029	560,000	570,468
Bristol-Myers Squibb Co 5% 8/15/2045	110,000	99,452
Bristol-Myers Squibb Co 5.2% 2/22/2034	280,000	282,142
Bristol-Myers Squibb Co 5.5% 2/22/2044	250,000	242,733
Bristol-Myers Squibb Co 5.55% 2/22/2054	193,000	183,277
Bristol-Myers Squibb Co 6.4% 11/15/2063	550,000	579,194
Eli Lilly & Co 2.25% 5/15/2050	685,000	379,093
Eli Lilly & Co 3.95% 3/15/2049	220,000	171,200
Eli Lilly & Co 4.15% 3/15/2059	100,000	77,305
Eli Lilly & Co 4.2% 8/14/2029	290,000	289,541
Eli Lilly & Co 4.6% 8/14/2034	290,000	282,710
Eli Lilly & Co 4.75% 2/12/2030	100,000	101,624
Eli Lilly & Co 4.875% 2/27/2053	60,000	53,257
Eli Lilly & Co 4.95% 2/27/2063	210,000	184,896
Eli Lilly & Co 5.1% 2/12/2035	100,000	100,617
Eli Lilly & Co 5.1% 2/9/2064	290,000	261,228
Eli Lilly & Co 5.5% 2/12/2055	100,000	97,820
Eli Lilly & Co 5.6% 2/12/2065	100,000	97,860
Haleon US Capital LLC 3.375% 3/24/2027	1,140,000	1,120,955
Haleon US Capital LLC 3.625% 3/24/2032	250,000	231,639
Johnson & Johnson 2.1% 9/1/2040	590,000	397,130
Johnson & Johnson 2.25% 9/1/2050	100,000	57,051
Johnson & Johnson 2.45% 9/1/2060	310,000	165,789
Johnson & Johnson 3.4% 1/15/2038	388,000	327,355
Johnson & Johnson 4.5% 12/5/2043	100,000	90,717
Johnson & Johnson 4.9% 6/1/2031	100,000	102,622
Merck & Co Inc 2.15% 12/10/2031	380,000	328,046
Merck & Co Inc 2.35% 6/24/2040	210,000	143,394
Merck & Co Inc 2.45% 6/24/2050	200,000	113,745
Merck & Co Inc 2.75% 12/10/2051	150,000	89,891
Merck & Co Inc 3.6% 9/15/2042	130,000	100,441
Merck & Co Inc 3.7% 2/10/2045	322,000	248,187
Merck & Co Inc 3.9% 3/7/2039	100,000	85,862
Merck & Co Inc 4.15% 5/18/2043	100,000	83,360
Merck & Co Inc 4.5% 5/17/2033	400,000	393,043
Merck & Co Inc 4.9% 5/17/2044	300,000	273,975
Merck & Co Inc 5% 5/17/2053	170,000	152,156
Mylan Inc 5.2% 4/15/2048	74,000	55,832
Mylan Inc 5.4% 11/29/2043	170,000	135,253
Novartis Capital Corp 2.2% 8/14/2030	290,000	261,081
Novartis Capital Corp 2.75% 8/14/2050	310,000	192,245
Novartis Capital Corp 4.4% 5/6/2044	120,000	104,507
Pfizer Inc 2.55% 5/28/2040	120,000	83,757
Pfizer Inc 2.7% 5/28/2050	100,000	60,162
Pfizer Inc 3.45% 3/15/2029	100,000	97,238
Pfizer Inc 3.9% 3/15/2039	70,000	59,425
Pfizer Inc 4% 12/15/2036	190,000	171,655
Pfizer Inc 4% 3/15/2049	300,000	230,896
Pfizer Inc 4.125% 12/15/2046	200,000	159,646
Pfizer Inc 4.3% 6/15/2043	106,000	89,271
Pfizer Inc 4.4% 5/15/2044	110,000	93,791
Pfizer Inc 7.2% 3/15/2039	230,000	268,180
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	1,590,000	1,591,014
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	500,000	502,574
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	300,000	301,926
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	360,000	353,992
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	200,000	186,440
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	878,000	804,748
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	134,885
Pharmacia LLC 6.6% 12/1/2028 (b)	190,000	203,266
Royalty Pharma PLC 3.35% 9/2/2051	390,000	242,052
Royalty Pharma PLC 5.9% 9/2/2054	100,000	93,949
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	14,000	13,789
Utah Acquisition Sub Inc 3.95% 6/15/2026	193,000	190,478
Viatris Inc 2.7% 6/22/2030	428,000	374,365
Viatris Inc 3.85% 6/22/2040	200,000	142,169
Viatris Inc 4% 6/22/2050	70,000	44,791
Wyeth LLC 5.95% 4/1/2037	50,000	52,387
Wyeth LLC 6% 2/15/2036	100,000	105,910
Zoetis Inc 3% 9/12/2027	50,000	48,613
Zoetis Inc 3.9% 8/20/2028	500,000	494,189
Zoetis Inc 3.95% 9/12/2047	290,000	223,790
		19,687,462
TOTAL HEALTH CARE		78,036,744

Industrials - 1.5%
Aerospace & Defense - 0.5%
Boeing Co 2.75% 2/1/2026	140,000	138,111
Boeing Co 2.95% 2/1/2030	220,000	201,816
Boeing Co 3.2% 3/1/2029	320,000	302,750
Boeing Co 3.25% 2/1/2035	100,000	82,300
Boeing Co 3.375% 6/15/2046	120,000	78,950
Boeing Co 3.75% 2/1/2050	360,000	246,635
Boeing Co 3.825% 3/1/2059	100,000	65,226
Boeing Co 3.9% 5/1/2049	130,000	91,113
Boeing Co 3.95% 8/1/2059	160,000	106,068
Boeing Co 5.705% 5/1/2040	700,000	675,498
Boeing Co 5.805% 5/1/2050	320,000	299,658
Boeing Co 5.93% 5/1/2060	330,000	305,515
Boeing Co 6.298% 5/1/2029	320,000	336,573
Boeing Co 6.388% 5/1/2031	120,000	128,037
Boeing Co 6.528% 5/1/2034	486,000	518,743
Boeing Co 6.858% 5/1/2054	70,000	74,656
Boeing Co 6.875% 3/15/2039	160,000	171,318
GE Aerospace 4.25% 5/1/2040	50,000	43,656
GE Aerospace 4.35% 5/1/2050	170,000	140,037
GE Aerospace 4.5% 3/11/2044	200,000	173,063
GE Aerospace 6.75% 3/15/2032	130,000	145,106
General Dynamics Corp 2.625% 11/15/2027	180,000	173,634
General Dynamics Corp 2.85% 6/1/2041	120,000	85,687
General Dynamics Corp 3.75% 5/15/2028	100,000	99,104
General Dynamics Corp 4.25% 4/1/2040	204,000	178,237
General Dynamics Corp 4.25% 4/1/2050	30,000	24,557
Howmet Aerospace Inc 5.9% 2/1/2027	455,000	465,431
Howmet Aerospace Inc 5.95% 2/1/2037	50,000	52,361
Huntington Ingalls Industries Inc 3.483% 12/1/2027	170,000	165,399
L3Harris Technologies Inc 1.8% 1/15/2031	575,000	489,316
L3Harris Technologies Inc 5.5% 8/15/2054	90,000	84,618
L3Harris Technologies Inc 5.6% 7/31/2053	170,000	161,819
Lockheed Martin Corp 3.6% 3/1/2035	450,000	401,112
Lockheed Martin Corp 3.9% 6/15/2032	160,000	152,021
Lockheed Martin Corp 4.07% 12/15/2042	110,000	90,787
Lockheed Martin Corp 4.09% 9/15/2052	119,000	91,657
Lockheed Martin Corp 4.15% 6/15/2053	150,000	115,906
Lockheed Martin Corp 4.3% 6/15/2062	100,000	76,495
Lockheed Martin Corp 4.7% 5/15/2046	136,000	118,782
Lockheed Martin Corp 4.8% 8/15/2034	390,000	382,856
Lockheed Martin Corp 5.1% 11/15/2027	210,000	215,036
Lockheed Martin Corp 5.2% 2/15/2055	30,000	27,569
Lockheed Martin Corp 5.7% 11/15/2054	100,000	98,362
Lockheed Martin Corp 5.9% 11/15/2063	150,000	151,876
Lockheed Martin Corp 6.15% 9/1/2036	100,000	108,379
Northrop Grumman Corp 3.25% 1/15/2028	100,000	97,309
Northrop Grumman Corp 3.85% 4/15/2045	230,000	177,672
Northrop Grumman Corp 4.03% 10/15/2047	328,000	254,873
Northrop Grumman Corp 4.4% 5/1/2030	210,000	208,366
Northrop Grumman Corp 4.7% 3/15/2033	120,000	118,038
Northrop Grumman Corp 4.75% 6/1/2043	110,000	97,502
Northrop Grumman Corp 5.15% 5/1/2040	150,000	143,525
Northrop Grumman Corp 5.2% 6/1/2054	105,000	95,517
Northrop Grumman Corp 5.25% 5/1/2050	70,000	64,446
RTX Corp 1.9% 9/1/2031	470,000	396,532
RTX Corp 2.25% 7/1/2030	130,000	116,093
RTX Corp 2.82% 9/1/2051	210,000	125,294
RTX Corp 3.75% 11/1/2046	200,000	149,130
RTX Corp 3.95% 8/16/2025	80,000	79,836
RTX Corp 4.125% 11/16/2028	400,000	395,873
RTX Corp 4.15% 5/15/2045	200,000	159,959
RTX Corp 4.35% 4/15/2047	100,000	81,391
RTX Corp 4.45% 11/16/2038	360,000	324,827
RTX Corp 4.5% 6/1/2042	40,000	34,602
RTX Corp 4.875% 10/15/2040	210,000	193,192
RTX Corp 5.15% 2/27/2033	100,000	100,684
RTX Corp 5.375% 2/27/2053	100,000	92,980
RTX Corp 5.7% 4/15/2040	160,000	162,770
RTX Corp 6.1% 3/15/2034	500,000	532,693
RTX Corp 6.125% 7/15/2038	640,000	675,458
Textron Inc 4% 3/15/2026	200,000	198,870
		13,413,262
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031	350,000	307,481
FedEx Corp 3.25% 5/15/2041	310,000	213,944
FedEx Corp 4.05% 2/15/2048	80,000	57,205
FedEx Corp 4.25% 5/15/2030	130,000	126,163
FedEx Corp 4.55% 4/1/2046	490,000	388,521
FedEx Corp 4.95% 10/17/2048	80,000	65,394
FedEx Corp 5.25% 5/15/2050	178,000	153,426
United Parcel Service Inc 3.05% 11/15/2027	150,000	146,216
United Parcel Service Inc 3.4% 11/15/2046	190,000	132,833
United Parcel Service Inc 3.4% 9/1/2049	100,000	67,885
United Parcel Service Inc 3.75% 11/15/2047	160,000	117,758
United Parcel Service Inc 4.45% 4/1/2030	150,000	150,551
United Parcel Service Inc 4.875% 3/3/2033	160,000	160,074
United Parcel Service Inc 5.2% 4/1/2040	100,000	95,339
United Parcel Service Inc 5.25% 5/14/2035	200,000	199,870
United Parcel Service Inc 5.5% 5/22/2054	380,000	358,334
United Parcel Service Inc 5.95% 5/14/2055	120,000	119,423
United Parcel Service Inc 6.2% 1/15/2038	234,000	249,481
		3,109,898
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	100,000	96,885
Carrier Global Corp 2.722% 2/15/2030	410,000	377,541
Carrier Global Corp 3.377% 4/5/2040	150,000	116,249
Carrier Global Corp 3.577% 4/5/2050	100,000	71,614
Carrier Global Corp 5.9% 3/15/2034	521,000	547,394
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	300,000	260,019
Johnson Controls International plc / Tyco Fire & Security Finance SCA 2% 9/16/2031	280,000	237,381
Johnson Controls International plc 4.625% 7/2/2044 (e)	170,000	142,061
Masco Corp 1.5% 2/15/2028	100,000	92,025
Masco Corp 2% 2/15/2031	90,000	76,052
Masco Corp 3.125% 2/15/2051	90,000	54,530
Owens Corning 3.4% 8/15/2026	100,000	98,508
Owens Corning 3.875% 6/1/2030	70,000	66,800
Owens Corning 4.3% 7/15/2047	110,000	86,543
Owens Corning 5.7% 6/15/2034	120,000	122,492
Owens Corning 5.95% 6/15/2054	100,000	98,522
		2,544,616
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	420,988
Republic Services Inc 3.95% 5/15/2028	750,000	743,132
Republic Services Inc 5% 12/15/2033	140,000	140,592
Republic Services Inc 5.2% 11/15/2034	200,000	201,538
Veralto Corp 5.45% 9/18/2033	110,000	111,665
Waste Connections Inc 3.05% 4/1/2050	420,000	269,907
Waste Management Inc 1.5% 3/15/2031	140,000	118,311
Waste Management Inc 2.5% 11/15/2050	150,000	86,153
Waste Management Inc 2.95% 6/1/2041	130,000	93,308
Waste Management Inc 3.15% 11/15/2027	50,000	48,656
Waste Management Inc 4.15% 4/15/2032	220,000	212,044
Waste Management Inc 4.65% 3/15/2030	140,000	140,803
Waste Management Inc 4.95% 3/15/2035	140,000	138,160
Waste Management Inc 4.95% 7/3/2027	70,000	70,995
Waste Management Inc 4.95% 7/3/2031	70,000	71,094
Waste Management Inc 5.35% 10/15/2054	140,000	132,407
		2,999,753
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	220,000	133,430
Hubbell Inc 3.35% 3/1/2026	110,000	108,946
Regal Rexnord Corp 6.3% 2/15/2030	290,000	300,673
Regal Rexnord Corp 6.4% 4/15/2033	110,000	113,826
Rockwell Automation Inc 4.2% 3/1/2049	170,000	136,435
		793,310
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 2.875% 6/15/2052	280,000	171,880
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	30,000	19,347
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	550,000	541,073
Burlington Northern Santa Fe LLC 3.3% 9/15/2051	350,000	235,030
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	182,000	143,295
Burlington Northern Santa Fe LLC 4.15% 12/15/2048	100,000	80,014
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	151,000	130,071
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	100,000	94,324
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	340,000	315,664
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	170,000	164,511
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	100,000	102,209
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	70,000	74,927
CSX Corp 2.4% 2/15/2030	340,000	310,564
CSX Corp 2.5% 5/15/2051	110,000	61,856
CSX Corp 3.35% 11/1/2025	250,000	248,836
CSX Corp 3.8% 3/1/2028	50,000	49,312
CSX Corp 3.95% 5/1/2050	370,000	280,907
CSX Corp 4.25% 3/15/2029	150,000	148,963
CSX Corp 4.3% 3/1/2048	210,000	169,726
CSX Corp 4.4% 3/1/2043	50,000	42,447
CSX Corp 4.65% 3/1/2068	280,000	223,213
CSX Corp 4.75% 11/15/2048	160,000	138,251
CSX Corp 6.15% 5/1/2037	100,000	105,942
Norfolk Southern Corp 2.9% 6/15/2026	370,000	364,272
Norfolk Southern Corp 3.05% 5/15/2050	100,000	63,526
Norfolk Southern Corp 3.155% 5/15/2055	100,000	61,907
Norfolk Southern Corp 3.8% 8/1/2028	72,000	70,774
Norfolk Southern Corp 3.95% 10/1/2042	305,000	242,407
Norfolk Southern Corp 4.1% 5/15/2121	200,000	134,551
Norfolk Southern Corp 4.15% 2/28/2048	100,000	78,347
Norfolk Southern Corp 4.55% 6/1/2053	80,000	65,538
Norfolk Southern Corp 5.35% 8/1/2054	60,000	56,042
Norfolk Southern Corp 5.55% 3/15/2034	230,000	236,610
Uber Technologies Inc 4.3% 1/15/2030	110,000	108,436
Uber Technologies Inc 4.8% 9/15/2034	110,000	106,147
Uber Technologies Inc 5.35% 9/15/2054	110,000	99,901
Union Pacific Corp 2.15% 2/5/2027	120,000	115,949
Union Pacific Corp 2.75% 3/1/2026	360,000	355,665
Union Pacific Corp 2.891% 4/6/2036	390,000	317,184
Union Pacific Corp 2.973% 9/16/2062	100,000	56,485
Union Pacific Corp 3.25% 2/5/2050	270,000	181,592
Union Pacific Corp 3.375% 2/14/2042	150,000	113,103
Union Pacific Corp 3.5% 2/14/2053	100,000	68,815
Union Pacific Corp 3.799% 4/6/2071	330,000	218,469
Union Pacific Corp 3.85% 2/14/2072	230,000	154,724
Union Pacific Corp 3.875% 2/1/2055	80,000	58,098
Union Pacific Corp 4% 4/15/2047	90,000	70,324
Union Pacific Corp 5.1% 2/20/2035	120,000	120,213
Union Pacific Corp 5.15% 1/20/2063	320,000	283,824
Union Pacific Corp 5.6% 12/1/2054	120,000	116,233
		7,771,498
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	330,000	320,890
3M Co 2.375% 8/26/2029	270,000	248,502
3M Co 2.875% 10/15/2027	210,000	202,555
3M Co 3.25% 8/26/2049	100,000	66,398
3M Co 3.375% 3/1/2029	110,000	105,751
3M Co 3.7% 4/15/2050	96,000	68,104
3M Co 3.875% 6/15/2044	140,000	109,913
3M Co 5.15% 3/15/2035	250,000	247,288
3M Co 5.7% 3/15/2037	100,000	102,689
Honeywell International Inc 1.35% 6/1/2025	100,000	99,963
Honeywell International Inc 1.95% 6/1/2030	100,000	88,525
Honeywell International Inc 2.5% 11/1/2026	580,000	564,887
Honeywell International Inc 2.7% 8/15/2029	210,000	196,131
Honeywell International Inc 2.8% 6/1/2050	200,000	122,773
Honeywell International Inc 4.7% 2/1/2030	110,000	110,931
Honeywell International Inc 4.875% 9/1/2029	120,000	122,226
Honeywell International Inc 5% 2/15/2033	440,000	440,885
Honeywell International Inc 5% 3/1/2035	190,000	188,491
Honeywell International Inc 5.25% 3/1/2054	120,000	110,967
Honeywell International Inc 5.35% 3/1/2064	70,000	63,965
Honeywell International Inc 5.7% 3/15/2037	100,000	102,899
Trane Technologies Financing Ltd 3.8% 3/21/2029	180,000	176,853
Trane Technologies Financing Ltd 5.25% 3/3/2033	80,000	81,697
		3,943,283
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	540,000	503,516
Caterpillar Inc 2.6% 4/9/2030	210,000	194,171
Caterpillar Inc 3.25% 4/9/2050	130,000	88,815
Caterpillar Inc 3.25% 9/19/2049	170,000	116,499
Caterpillar Inc 3.803% 8/15/2042	200,000	161,723
Caterpillar Inc 5.2% 5/15/2035	100,000	100,359
Caterpillar Inc 5.2% 5/27/2041	300,000	292,758
Caterpillar Inc 5.5% 5/15/2055	100,000	97,557
Caterpillar Inc 6.05% 8/15/2036	100,000	107,837
Cummins Inc 1.5% 9/1/2030	190,000	163,583
Cummins Inc 4.875% 10/1/2043	250,000	228,159
Cummins Inc 5.15% 2/20/2034	120,000	120,953
Cummins Inc 5.3% 5/9/2035	100,000	99,877
Deere & Co 2.875% 9/7/2049	190,000	122,059
Deere & Co 5.7% 1/19/2055	250,000	251,678
Eaton Corp 4.15% 11/2/2042	100,000	83,611
Eaton Corp 4.15% 3/15/2033	340,000	325,446
Illinois Tool Works Inc 3.9% 9/1/2042	100,000	80,831
Ingersoll Rand Inc 5.4% 8/14/2028	220,000	225,903
Ingersoll Rand Inc 5.45% 6/15/2034	80,000	80,784
Ingersoll Rand Inc 5.7% 8/14/2033	340,000	349,919
Otis Worldwide Corp 2.293% 4/5/2027	170,000	163,364
Otis Worldwide Corp 2.565% 2/15/2030	220,000	200,636
Otis Worldwide Corp 3.362% 2/15/2050	200,000	133,971
Parker-Hannifin Corp 3.25% 3/1/2027	180,000	176,985
Parker-Hannifin Corp 3.25% 6/14/2029	210,000	200,967
Parker-Hannifin Corp 4% 6/14/2049	160,000	122,572
Parker-Hannifin Corp 4.1% 3/1/2047	150,000	117,720
Parker-Hannifin Corp 4.25% 9/15/2027	170,000	169,722
Stanley Black & Decker Inc 2.75% 11/15/2050	151,000	83,193
Stanley Black & Decker Inc 3% 5/15/2032	190,000	163,473
Stanley Black & Decker Inc 6% 3/6/2028	100,000	103,646
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	200,000	196,598
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	200,000	200,568
		5,829,453
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	94,732	86,758
American Airls Pass Thru Tr 2021-1a equipment trust certificate 2.875% 1/11/2036	181,848	158,233
Southwest Airlines Co 5.125% 6/15/2027	251,000	252,503
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	65,146	64,827
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	248,382	248,624
		810,945
Professional Services - 0.0%
Leidos Inc 5.75% 3/15/2033	140,000	143,850
Paychex Inc 5.6% 4/15/2035	120,000	122,018
Verisk Analytics Inc 5.25% 3/15/2035	260,000	257,542
		523,410
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	190,000	176,004
Air Lease Corp 2.2% 1/15/2027	140,000	134,872
Air Lease Corp 3.625% 12/1/2027	140,000	137,257
Air Lease Corp 3.75% 6/1/2026	290,000	287,599
Air Lease Corp 4.625% 10/1/2028	350,000	350,175
Air Lease Corp 5.2% 7/15/2031	300,000	303,518
Ferguson Enterprises Inc 5% 10/3/2034	100,000	96,265
GATX Corp 6.05% 3/15/2034	400,000	416,115
GATX Corp 6.9% 5/1/2034	300,000	327,231
WW Grainger Inc 3.75% 5/15/2046	120,000	91,104
WW Grainger Inc 4.45% 9/15/2034	100,000	96,325
		2,416,465
TOTAL INDUSTRIALS		44,155,893

Information Technology - 2.0%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	260,000	264,316
Cisco Systems Inc 4.85% 2/26/2029	300,000	305,963
Cisco Systems Inc 5.05% 2/26/2034	300,000	302,294
Cisco Systems Inc 5.1% 2/24/2035	260,000	261,529
Cisco Systems Inc 5.3% 2/26/2054	140,000	132,502
Cisco Systems Inc 5.35% 2/26/2064	100,000	93,667
Cisco Systems Inc 5.5% 1/15/2040	192,000	194,242
Cisco Systems Inc 5.5% 2/24/2055	130,000	126,302
Cisco Systems Inc 5.9% 2/15/2039	400,000	420,965
Motorola Solutions Inc 2.3% 11/15/2030	330,000	290,027
Motorola Solutions Inc 4.6% 2/23/2028	110,000	110,200
Motorola Solutions Inc 5.4% 4/15/2034	230,000	231,163
		2,733,170
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.2% 9/15/2031	140,000	121,322
Amphenol Corp 5.25% 4/5/2034	180,000	182,128
Amphenol Corp 5.375% 11/15/2054	88,000	83,939
Corning Inc 5.35% 11/15/2048	400,000	363,325
Corning Inc 5.75% 8/15/2040	100,000	98,970
Dell International LLC / EMC Corp 3.375% 12/15/2041	215,000	155,847
Dell International LLC / EMC Corp 4.9% 10/1/2026	450,000	451,218
Dell International LLC / EMC Corp 5.3% 10/1/2029	90,000	91,832
Dell International LLC / EMC Corp 5.5% 4/1/2035	220,000	217,137
Dell International LLC / EMC Corp 5.75% 2/1/2033	110,000	113,844
Dell International LLC / EMC Corp 8.1% 7/15/2036	420,000	496,526
Dell International LLC / EMC Corp 8.35% 7/15/2046	92,000	113,878
Keysight Technologies Inc 4.95% 10/15/2034	120,000	117,002
Teledyne Technologies Inc 2.25% 4/1/2028	100,000	94,348
Teledyne Technologies Inc 2.75% 4/1/2031	100,000	88,977
Vontier Corp 1.8% 4/1/2026	180,000	175,525
Vontier Corp 2.4% 4/1/2028	70,000	65,622
		3,031,440
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	430,000	416,404
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	70,000	63,470
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	110,000	108,358
IBM Corporation 1.7% 5/15/2027	800,000	761,102
IBM Corporation 1.95% 5/15/2030	100,000	88,186
IBM Corporation 2.85% 5/15/2040	110,000	79,049
IBM Corporation 2.95% 5/15/2050	100,000	61,699
IBM Corporation 3.43% 2/9/2052	180,000	119,660
IBM Corporation 3.5% 5/15/2029	520,000	501,520
IBM Corporation 4.15% 5/15/2039	450,000	387,567
IBM Corporation 4.5% 2/6/2028	680,000	684,538
IBM Corporation 4.7% 2/19/2046	204,000	175,096
IBM Corporation 5.2% 2/10/2035	600,000	596,984
IBM Corporation 5.6% 11/30/2039	540,000	541,688
IBM Corporation 5.7% 2/10/2055	100,000	96,162
IBM Corporation 5.875% 11/29/2032	120,000	127,660
		4,809,143
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	70,000	57,415
Analog Devices Inc 1.7% 10/1/2028	150,000	137,747
Analog Devices Inc 2.1% 10/1/2031	380,000	328,409
Analog Devices Inc 2.8% 10/1/2041	150,000	106,818
Analog Devices Inc 2.95% 10/1/2051	160,000	100,783
Applied Materials Inc 1.75% 6/1/2030	170,000	149,591
Applied Materials Inc 2.75% 6/1/2050	190,000	115,639
Applied Materials Inc 3.3% 4/1/2027	190,000	187,132
Applied Materials Inc 4.35% 4/1/2047	90,000	74,743
Applied Materials Inc 5.1% 10/1/2035	120,000	121,937
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	770,000	763,562
Broadcom Inc 2.45% 2/15/2031 (c)	160,000	141,461
Broadcom Inc 2.6% 2/15/2033 (c)	100,000	84,418
Broadcom Inc 3.137% 11/15/2035 (c)	290,000	240,182
Broadcom Inc 3.15% 11/15/2025	230,000	228,501
Broadcom Inc 3.187% 11/15/2036 (c)	220,000	178,940
Broadcom Inc 3.419% 4/15/2033 (c)	190,000	169,486
Broadcom Inc 3.459% 9/15/2026	432,000	426,610
Broadcom Inc 3.469% 4/15/2034 (c)	230,000	202,022
Broadcom Inc 3.75% 2/15/2051 (c)	630,000	455,685
Broadcom Inc 4.15% 11/15/2030	250,000	243,756
Broadcom Inc 4.15% 4/15/2032 (c)	100,000	95,200
Broadcom Inc 4.3% 11/15/2032	410,000	391,617
Broadcom Inc 4.55% 2/15/2032	480,000	469,998
Broadcom Inc 4.8% 10/15/2034	480,000	467,365
Broadcom Inc 4.926% 5/15/2037 (c)	200,000	190,560
Broadcom Inc 5% 4/15/2030	292,000	296,332
Broadcom Inc 5.05% 7/12/2029	200,000	203,582
Intel Corp 2% 8/12/2031	50,000	42,145
Intel Corp 2.45% 11/15/2029	720,000	651,243
Intel Corp 2.8% 8/12/2041	220,000	143,436
Intel Corp 3.05% 8/12/2051	50,000	28,748
Intel Corp 3.1% 2/15/2060	210,000	113,373
Intel Corp 3.2% 8/12/2061	100,000	54,794
Intel Corp 3.25% 11/15/2049	180,000	109,750
Intel Corp 3.734% 12/8/2047	110,000	74,756
Intel Corp 4.15% 8/5/2032	110,000	102,290
Intel Corp 4.6% 3/25/2040	110,000	93,462
Intel Corp 4.75% 3/25/2050	390,000	307,699
Intel Corp 4.875% 2/10/2028	1,000,000	1,008,131
Intel Corp 5.05% 8/5/2062	470,000	367,557
Intel Corp 5.2% 2/10/2033	540,000	534,237
Intel Corp 5.7% 2/10/2053	120,000	107,685
Intel Corp 5.9% 2/10/2063	190,000	171,983
KLA Corp 3.3% 3/1/2050	110,000	74,303
KLA Corp 4.1% 3/15/2029	160,000	158,773
KLA Corp 4.65% 7/15/2032	450,000	447,075
KLA Corp 5% 3/15/2049	100,000	89,683
KLA Corp 5.25% 7/15/2062	120,000	108,561
Lam Research Corp 2.875% 6/15/2050	150,000	94,363
Lam Research Corp 3.125% 6/15/2060	50,000	29,907
Lam Research Corp 4% 3/15/2029	210,000	207,056
Marvell Technology Inc 1.65% 4/15/2026	230,000	224,082
Marvell Technology Inc 2.45% 4/15/2028	120,000	113,132
Marvell Technology Inc 5.95% 9/15/2033	70,000	72,292
Microchip Technology Inc 5.05% 3/15/2029	160,000	161,010
Micron Technology Inc 3.366% 11/1/2041	90,000	64,013
Micron Technology Inc 4.663% 2/15/2030	120,000	118,396
Micron Technology Inc 5.3% 1/15/2031	100,000	100,619
Micron Technology Inc 5.327% 2/6/2029	310,000	314,588
Micron Technology Inc 5.375% 4/15/2028	300,000	306,148
Micron Technology Inc 5.65% 11/1/2032	120,000	121,942
Micron Technology Inc 5.8% 1/15/2035	150,000	151,173
Micron Technology Inc 5.875% 9/15/2033	100,000	102,665
NVIDIA Corp 2% 6/15/2031	480,000	421,103
NVIDIA Corp 3.5% 4/1/2040	90,000	74,167
NVIDIA Corp 3.5% 4/1/2050	277,000	203,283
QUALCOMM Inc 2.15% 5/20/2030	380,000	342,466
QUALCOMM Inc 4.3% 5/20/2047	313,000	256,346
QUALCOMM Inc 4.5% 5/20/2030	320,000	320,647
QUALCOMM Inc 4.5% 5/20/2052	180,000	148,097
QUALCOMM Inc 4.65% 5/20/2035	150,000	147,191
QUALCOMM Inc 4.8% 5/20/2045	130,000	115,804
QUALCOMM Inc 5% 5/20/2035	320,000	317,972
Texas Instruments Inc 2.25% 9/4/2029	510,000	469,375
Texas Instruments Inc 2.9% 11/3/2027	160,000	155,405
Texas Instruments Inc 3.875% 3/15/2039	210,000	181,772
Texas Instruments Inc 4.5% 5/23/2030	360,000	361,085
Texas Instruments Inc 4.9% 3/14/2033	270,000	272,901
Texas Instruments Inc 5.05% 5/18/2063	210,000	185,421
Texas Instruments Inc 5.1% 5/23/2035	360,000	361,418
		17,935,014
Software - 0.6%
Adobe Inc 2.15% 2/1/2027	240,000	232,391
Adobe Inc 4.95% 4/4/2034	160,000	161,067
AppLovin Corp 5.125% 12/1/2029	150,000	150,996
AppLovin Corp 5.5% 12/1/2034	300,000	300,133
Autodesk Inc 2.85% 1/15/2030	140,000	129,816
Cadence Design Systems Inc 4.3% 9/10/2029	180,000	178,776
Cadence Design Systems Inc 4.7% 9/10/2034	90,000	87,511
Fortinet Inc 1% 3/15/2026	210,000	204,139
Microsoft Corp 2.4% 8/8/2026	520,000	509,810
Microsoft Corp 2.5% 9/15/2050	230,000	138,318
Microsoft Corp 2.525% 6/1/2050	1,270,000	770,694
Microsoft Corp 2.675% 6/1/2060	200,000	115,560
Microsoft Corp 2.921% 3/17/2052	170,000	110,512
Microsoft Corp 3.041% 3/17/2062	460,000	290,422
Microsoft Corp 3.3% 2/6/2027	1,650,000	1,630,313
Microsoft Corp 3.45% 8/8/2036	830,000	734,631
Microsoft Corp 3.5% 2/12/2035	180,000	165,907
Microsoft Corp 3.75% 2/12/2045	100,000	82,652
Microsoft Corp 5.3% 2/8/2041	280,000	291,340
Oracle Corp 2.65% 7/15/2026	100,000	97,905
Oracle Corp 2.875% 3/25/2031	820,000	739,260
Oracle Corp 3.25% 11/15/2027	600,000	583,638
Oracle Corp 3.25% 5/15/2030	110,000	103,054
Oracle Corp 3.6% 4/1/2040	610,000	476,492
Oracle Corp 3.6% 4/1/2050	210,000	142,689
Oracle Corp 3.8% 11/15/2037	340,000	283,581
Oracle Corp 3.85% 4/1/2060	650,000	432,484
Oracle Corp 3.9% 5/15/2035	100,000	88,643
Oracle Corp 3.95% 3/25/2051	200,000	143,024
Oracle Corp 4% 11/15/2047	388,000	288,025
Oracle Corp 4.1% 3/25/2061	880,000	614,784
Oracle Corp 4.125% 5/15/2045	110,000	84,801
Oracle Corp 4.2% 9/27/2029	500,000	492,452
Oracle Corp 4.3% 7/8/2034	100,000	93,006
Oracle Corp 4.375% 5/15/2055	200,000	151,678
Oracle Corp 4.5% 7/8/2044	120,000	98,872
Oracle Corp 4.7% 9/27/2034	600,000	572,281
Oracle Corp 4.9% 2/6/2033	260,000	256,438
Oracle Corp 5.375% 7/15/2040	270,000	255,789
Oracle Corp 5.375% 9/27/2054	150,000	133,037
Oracle Corp 5.5% 8/3/2035	150,000	150,694
Oracle Corp 6% 8/3/2055	340,000	329,640
Oracle Corp 6.125% 7/8/2039	114,000	117,004
Oracle Corp 6.125% 8/3/2065	210,000	203,895
Oracle Corp 6.25% 11/9/2032	150,000	160,145
Roper Technologies Inc 1% 9/15/2025	60,000	59,373
Roper Technologies Inc 1.4% 9/15/2027	60,000	56,096
Roper Technologies Inc 1.75% 2/15/2031	60,000	50,854
Roper Technologies Inc 2% 6/30/2030	400,000	351,647
Roper Technologies Inc 4.9% 10/15/2034	260,000	252,272
Salesforce Inc 1.5% 7/15/2028	140,000	129,285
Salesforce Inc 1.95% 7/15/2031	100,000	86,617
Salesforce Inc 2.9% 7/15/2051	600,000	372,756
Salesforce Inc 3.7% 4/11/2028	140,000	138,543
Synopsys Inc 4.65% 4/1/2028	230,000	231,391
Synopsys Inc 4.85% 4/1/2030	170,000	171,639
Synopsys Inc 5% 4/1/2032	170,000	170,300
Synopsys Inc 5.15% 4/1/2035	170,000	168,027
Synopsys Inc 5.7% 4/1/2055	170,000	162,294
VMware LLC 1.4% 8/15/2026	690,000	664,362
VMware LLC 4.7% 5/15/2030	100,000	99,445
		16,543,200
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc 0.7% 2/8/2026	2,500,000	2,439,126
Apple Inc 1.7% 8/5/2031	280,000	240,465
Apple Inc 2.05% 9/11/2026	290,000	282,504
Apple Inc 2.375% 2/8/2041	920,000	630,091
Apple Inc 2.4% 8/20/2050	330,000	190,568
Apple Inc 2.55% 8/20/2060	110,000	62,028
Apple Inc 2.65% 5/11/2050	330,000	201,545
Apple Inc 2.7% 8/5/2051	190,000	115,441
Apple Inc 2.8% 2/8/2061	590,000	341,681
Apple Inc 2.85% 8/5/2061	490,000	286,769
Apple Inc 2.95% 9/11/2049	180,000	117,735
Apple Inc 3% 11/13/2027	890,000	870,036
Apple Inc 3.35% 2/9/2027	240,000	237,215
Apple Inc 3.75% 11/13/2047	90,000	69,347
Apple Inc 3.75% 9/12/2047	110,000	84,979
Apple Inc 4% 5/10/2028	500,000	500,599
Apple Inc 4.3% 5/10/2033	1,000,000	993,468
Apple Inc 4.375% 5/13/2045	510,000	442,734
Apple Inc 4.45% 5/6/2044	100,000	89,558
Apple Inc 4.5% 2/23/2036	110,000	108,167
Apple Inc 4.65% 2/23/2046	201,000	180,448
Hewlett Packard Enterprise Co 1.75% 4/1/2026	180,000	175,783
Hewlett Packard Enterprise Co 4.55% 10/15/2029	270,000	267,729
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (b)	1,108,000	1,108,224
Hewlett Packard Enterprise Co 5% 10/15/2034	270,000	262,897
Hewlett Packard Enterprise Co 5.25% 7/1/2028	140,000	142,650
Hewlett Packard Enterprise Co 5.6% 10/15/2054	350,000	326,655
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)	50,000	51,969
HP Inc 2.2% 6/17/2025	190,000	189,818
HP Inc 2.65% 6/17/2031	330,000	285,654
HP Inc 3.4% 6/17/2030	250,000	231,290
HP Inc 4.2% 4/15/2032	140,000	130,896
HP Inc 5.5% 1/15/2033	100,000	99,625
		11,757,694
TOTAL INFORMATION TECHNOLOGY		56,809,661

Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	98,951
Air Products and Chemicals Inc 2.05% 5/15/2030	40,000	35,632
Air Products and Chemicals Inc 2.7% 5/15/2040	320,000	228,155
Air Products and Chemicals Inc 2.8% 5/15/2050	40,000	24,703
Air Products and Chemicals Inc 4.8% 3/3/2033	120,000	119,619
Albemarle Corp 4.65% 6/1/2027	160,000	158,139
Albemarle Corp 5.05% 6/1/2032	130,000	120,629
CF Industries Inc 5.375% 3/15/2044	240,000	216,134
Dow Chemical Co/The 2.1% 11/15/2030	450,000	389,501
Dow Chemical Co/The 3.6% 11/15/2050	290,000	189,473
Dow Chemical Co/The 4.375% 11/15/2042	100,000	78,626
Dow Chemical Co/The 5.15% 2/15/2034	220,000	215,315
Dow Chemical Co/The 5.25% 11/15/2041	130,000	115,474
Dow Chemical Co/The 5.55% 11/30/2048	80,000	71,273
Dow Chemical Co/The 6.9% 5/15/2053	170,000	177,304
Dow Chemical Co/The 7.375% 11/1/2029	110,000	120,930
DuPont de Nemours Inc 4.493% 11/15/2025	320,000	319,765
DuPont de Nemours Inc 4.725% 11/15/2028	240,000	243,055
DuPont de Nemours Inc 5.319% 11/15/2038	368,000	374,780
Eastman Chemical Co 4.5% 12/1/2028	406,000	404,015
Eastman Chemical Co 4.8% 9/1/2042	80,000	67,965
Ecolab Inc 1.3% 1/30/2031	560,000	470,547
Ecolab Inc 2.125% 8/15/2050	150,000	79,020
Ecolab Inc 5.5% 12/8/2041	100,000	99,695
Huntsman Intl LLC 2.95% 6/15/2031	100,000	82,516
Huntsman Intl LLC 4.5% 5/1/2029	120,000	112,279
International Flavors & Fragrances Inc 4.45% 9/26/2028	130,000	128,839
International Flavors & Fragrances Inc 5% 9/26/2048	90,000	73,846
Linde Inc/CT 2% 8/10/2050	100,000	50,682
Linde Inc/CT 3.2% 1/30/2026	230,000	228,128
LYB International Finance II BV 3.5% 3/2/2027	680,000	665,943
LYB International Finance III LLC 2.25% 10/1/2030	140,000	122,315
LYB International Finance III LLC 3.375% 10/1/2040	220,000	157,584
LYB International Finance III LLC 3.625% 4/1/2051	110,000	71,149
LYB International Finance III LLC 3.8% 10/1/2060	100,000	62,141
LYB International Finance III LLC 4.2% 5/1/2050	100,000	71,393
LYB International Finance III LLC 5.5% 3/1/2034	130,000	126,814
LYB International Finance III LLC 5.625% 5/15/2033	160,000	160,775
LyondellBasell Industries NV 4.625% 2/26/2055	140,000	105,788
Mosaic Co/The 4.05% 11/15/2027	170,000	167,742
Mosaic Co/The 5.45% 11/15/2033	150,000	150,231
Rohm and Haas Co 7.85% 7/15/2029	120,000	132,989
RPM International Inc 2.95% 1/15/2032	70,000	60,887
RPM International Inc 3.75% 3/15/2027	100,000	98,417
RPM International Inc 4.55% 3/1/2029	120,000	119,069
Sherwin-Williams Co/The 2.2% 3/15/2032	140,000	118,705
Sherwin-Williams Co/The 2.95% 8/15/2029	120,000	112,212
Sherwin-Williams Co/The 3.45% 6/1/2027	210,000	206,108
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	57,418
Sherwin-Williams Co/The 4% 12/15/2042	60,000	46,830
Sherwin-Williams Co/The 4.5% 6/1/2047	200,000	163,753
Sherwin-Williams Co/The 4.8% 9/1/2031	170,000	169,925
Westlake Corp 3.125% 8/15/2051	80,000	47,345
Westlake Corp 3.375% 6/15/2030	210,000	196,082
Westlake Corp 3.6% 8/15/2026	858,000	845,862
		9,332,467
Construction Materials - 0.0%
CRH America Finance Inc 5.4% 5/21/2034	200,000	201,847
CRH America Finance Inc 5.5% 1/9/2035	200,000	201,537
Martin Marietta Materials Inc 2.5% 3/15/2030	110,000	100,018
Martin Marietta Materials Inc 4.25% 12/15/2047	120,000	94,837
Martin Marietta Materials Inc 5.15% 12/1/2034	90,000	89,318
Martin Marietta Materials Inc 5.5% 12/1/2054	90,000	84,007
Vulcan Materials Co 4.7% 3/1/2048	120,000	101,210
Vulcan Materials Co 5.35% 12/1/2034	300,000	302,177
		1,174,951
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 2.69% 5/25/2031	220,000	194,123
Amcor Flexibles North America Inc 5.5% 3/17/2035 (c)	150,000	148,448
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	153,022
Avery Dennison Corp 2.65% 4/30/2030	140,000	126,734
Avery Dennison Corp 5.75% 3/15/2033	100,000	102,407
International Paper Co 4.4% 8/15/2047	50,000	39,011
International Paper Co 5% 9/15/2035	328,000	316,146
International Paper Co 5.15% 5/15/2046	110,000	96,256
International Paper Co 6% 11/15/2041	70,000	69,023
Packaging Corp of America 5.7% 12/1/2033	250,000	256,081
Sonoco Products Co 5% 9/1/2034	270,000	256,583
WRKCo Inc 3.9% 6/1/2028	170,000	166,497
WRKCo Inc 4.9% 3/15/2029	140,000	140,791
		2,065,122
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.375% 8/1/2028	110,000	108,915
Freeport-McMoRan Inc 4.625% 8/1/2030	190,000	186,540
Freeport-McMoRan Inc 5.45% 3/15/2043	260,000	240,087
Newmont Corp 2.25% 10/1/2030	160,000	143,131
Newmont Corp 2.6% 7/15/2032	120,000	104,747
Newmont Corp 4.875% 3/15/2042	520,000	471,024
Newmont Corp 5.45% 6/9/2044	100,000	95,097
Nucor Corp 2.979% 12/15/2055	110,000	64,608
Nucor Corp 3.125% 4/1/2032	200,000	179,204
		1,593,353
TOTAL MATERIALS		14,165,893

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	310,000	314,491
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	190,000	176,665
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	350,000	341,410
Piedmont Operating Partnership LP 3.15% 8/15/2030	100,000	88,131
Store Capital LLC 2.7% 12/1/2031	100,000	83,666
Store Capital LLC 4.5% 3/15/2028	200,000	196,285
VICI Properties LP 4.75% 2/15/2028	580,000	580,159
VICI Properties LP 5.125% 5/15/2032	140,000	137,184
VICI Properties LP 5.625% 4/1/2035	140,000	138,359
VICI Properties LP 6.125% 4/1/2054	190,000	181,004
WP Carey Inc 2.4% 2/1/2031	140,000	121,445
WP Carey Inc 2.45% 2/1/2032	130,000	109,282
		2,468,081
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	370,000	298,564
Alexandria Real Estate Equities Inc 3.375% 8/15/2031	340,000	307,613
Alexandria Real Estate Equities Inc 3.95% 1/15/2027	395,000	391,097
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	100,000	98,475
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	140,000	113,150
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	150,000	134,906
Healthpeak OP LLC 2.875% 1/15/2031	430,000	386,074
Healthpeak OP LLC 3% 1/15/2030	320,000	296,086
Omega Healthcare Investors Inc 3.375% 2/1/2031	110,000	99,245
Omega Healthcare Investors Inc 4.5% 4/1/2027	140,000	139,670
Omega Healthcare Investors Inc 4.75% 1/15/2028	201,000	201,134
Ventas Realty LP 4% 3/1/2028	184,000	181,070
Ventas Realty LP 4.875% 4/15/2049	160,000	133,885
Ventas Realty LP 5% 1/15/2035	130,000	125,005
Welltower OP LLC 2.05% 1/15/2029	390,000	358,099
Welltower OP LLC 2.75% 1/15/2032	490,000	430,768
Welltower OP LLC 4.25% 4/15/2028	174,000	173,465
		3,868,306
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	130,000	136,810
Prologis LP 1.625% 3/15/2031	150,000	126,969
Prologis LP 1.75% 2/1/2031	340,000	291,337
Prologis LP 2.125% 10/15/2050	100,000	51,811
Prologis LP 2.125% 4/15/2027	170,000	163,445
Prologis LP 2.875% 11/15/2029	370,000	345,293
Prologis LP 4.625% 1/15/2033	100,000	97,938
Prologis LP 4.875% 6/15/2028	100,000	101,443
Prologis LP 5.125% 1/15/2034	100,000	100,098
Prologis LP 5.25% 3/15/2054	140,000	128,394
Prologis LP 5.25% 6/15/2053	100,000	91,468
		1,635,006
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	160,000	132,369
Boston Properties LP 2.75% 10/1/2026	100,000	97,303
Boston Properties LP 3.25% 1/30/2031	227,000	204,609
Boston Properties LP 3.4% 6/21/2029	230,000	215,798
Boston Properties LP 3.65% 2/1/2026	130,000	129,001
Boston Properties LP 4.5% 12/1/2028	280,000	275,996
Boston Properties LP 5.75% 1/15/2035	130,000	128,616
COPT Defense Properties LP 2.75% 4/15/2031	200,000	173,587
Highwoods Realty LP 4.125% 3/15/2028	140,000	136,443
Highwoods Realty LP 4.2% 4/15/2029	170,000	163,232
Kilroy Realty LP 2.65% 11/15/2033	100,000	76,774
Kilroy Realty LP 4.75% 12/15/2028	130,000	127,525
Kilroy Realty LP 6.25% 1/15/2036	70,000	68,339
		1,929,592
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.5% 4/1/2029	140,000	143,858
CBRE Services Inc 5.95% 8/15/2034	100,000	103,354
Digital Realty Trust LP 3.7% 8/15/2027	370,000	364,456
Essex Portfolio LP 2.65% 3/15/2032	320,000	274,352
Essex Portfolio LP 3% 1/15/2030	230,000	212,454
Essex Portfolio LP 5.375% 4/1/2035	90,000	89,625
Extra Space Storage LP 3.9% 4/1/2029	520,000	504,638
Extra Space Storage LP 4% 6/15/2029	80,000	77,718
Extra Space Storage LP 5.35% 1/15/2035	130,000	128,100
Extra Space Storage LP 5.4% 2/1/2034	100,000	99,417
Extra Space Storage LP 5.4% 6/15/2035	40,000	39,251
Mid-America Apartments LP 2.875% 9/15/2051	65,000	39,283
Mid-America Apartments LP 4.2% 6/15/2028	260,000	257,941
Mid-America Apartments LP 5% 3/15/2034	50,000	49,768
Tanger Properties LP 3.125% 9/1/2026	100,000	97,810
		2,482,025
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	270,000	172,596
American Homes 4 Rent LP 5.5% 2/1/2034	90,000	89,817
AvalonBay Communities Inc 2.3% 3/1/2030	408,000	368,864
AvalonBay Communities Inc 3.35% 5/15/2027	170,000	166,721
AvalonBay Communities Inc 4.15% 7/1/2047	60,000	46,965
AvalonBay Communities Inc 5.3% 12/7/2033	100,000	101,401
Camden Property Trust 2.8% 5/15/2030	170,000	155,762
Camden Property Trust 3.15% 7/1/2029	190,000	180,085
ERP Operating LP 1.85% 8/1/2031	240,000	203,931
ERP Operating LP 2.5% 2/15/2030	160,000	145,856
ERP Operating LP 3.5% 3/1/2028	160,000	156,498
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	170,000	157,782
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	110,000	102,474
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	160,000	159,542
Sun Communities Operating LP 2.3% 11/1/2028	170,000	157,427
Sun Communities Operating LP 2.7% 7/15/2031	100,000	87,112
UDR Inc 2.1% 6/15/2033	100,000	78,876
UDR Inc 3% 8/15/2031	250,000	224,291
UDR Inc 3.2% 1/15/2030	100,000	94,155
		2,850,155
Retail REITs - 0.2%
Agree LP 2.9% 10/1/2030	100,000	90,806
Agree LP 4.8% 10/1/2032	170,000	165,036
Brixmor Operating Partnership LP 4.05% 7/1/2030	48,000	45,987
Brixmor Operating Partnership LP 4.125% 5/15/2029	44,000	42,809
Brixmor Operating Partnership LP 4.125% 6/15/2026	170,000	169,044
Brixmor Operating Partnership LP 5.5% 2/15/2034	190,000	189,460
Federal Realty OP LP 1.25% 2/15/2026	200,000	195,080
Federal Realty OP LP 5.375% 5/1/2028	290,000	295,547
Kimco Realty OP LLC 1.9% 3/1/2028	610,000	569,536
Kimco Realty OP LLC 2.8% 10/1/2026	216,000	210,942
Kimco Realty OP LLC 4.6% 2/1/2033	120,000	115,961
Kimco Realty OP LLC 4.85% 3/1/2035	200,000	192,009
Kite Realty Group LP 5.5% 3/1/2034	70,000	69,636
NNN REIT Inc 3% 4/15/2052	200,000	119,806
NNN REIT Inc 3.6% 12/15/2026	530,000	521,318
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	110,000	104,736
Realty Income Corp 2.85% 12/15/2032	338,000	291,769
Realty Income Corp 3% 1/15/2027	640,000	625,573
Realty Income Corp 3.2% 2/15/2031	160,000	146,957
Realty Income Corp 3.25% 1/15/2031	238,000	219,833
Realty Income Corp 4.9% 7/15/2033	150,000	147,275
Regency Centers LP 3.7% 6/15/2030	150,000	143,588
Regency Centers LP 5.1% 1/15/2035	200,000	197,282
Regency Centers LP 5.25% 1/15/2034	130,000	130,130
Simon Property Group LP 2.2% 2/1/2031	250,000	218,793
Simon Property Group LP 2.65% 2/1/2032	130,000	112,871
Simon Property Group LP 2.65% 7/15/2030	138,000	125,441
Simon Property Group LP 3.375% 12/1/2027	150,000	146,550
Simon Property Group LP 3.5% 9/1/2025	230,000	229,425
Simon Property Group LP 4.25% 10/1/2044	120,000	96,375
Simon Property Group LP 4.25% 11/30/2046	116,000	91,741
Simon Property Group LP 4.75% 3/15/2042	110,000	96,631
Simon Property Group LP 4.75% 9/26/2034	120,000	114,661
Simon Property Group LP 5.85% 3/8/2053	130,000	126,789
Simon Property Group LP 6.25% 1/15/2034	160,000	170,754
		6,530,151
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	120,000	118,731
American Tower Corp 2.1% 6/15/2030	120,000	105,465
American Tower Corp 2.7% 4/15/2031	360,000	318,641
American Tower Corp 3.1% 6/15/2050	120,000	75,893
American Tower Corp 3.125% 1/15/2027	950,000	926,646
American Tower Corp 3.6% 1/15/2028	70,000	68,414
American Tower Corp 3.7% 10/15/2049	150,000	105,786
American Tower Corp 3.8% 8/15/2029	100,000	96,512
American Tower Corp 5.25% 7/15/2028	470,000	479,349
American Tower Corp 5.4% 1/31/2035	30,000	30,213
American Tower Corp 5.65% 3/15/2033	370,000	380,148
Crown Castle Inc 1.35% 7/15/2025	90,000	89,605
Crown Castle Inc 2.25% 1/15/2031	100,000	86,089
Crown Castle Inc 3.25% 1/15/2051	190,000	119,774
Crown Castle Inc 3.3% 7/1/2030	480,000	443,847
Crown Castle Inc 3.65% 9/1/2027	464,000	453,277
Crown Castle Inc 5.1% 5/1/2033	280,000	274,372
Crown Castle Inc 5.2% 9/1/2034	330,000	321,851
CubeSmart LP 3% 2/15/2030	210,000	193,325
EPR Properties 4.5% 6/1/2027	210,000	207,774
EPR Properties 4.75% 12/15/2026	130,000	129,228
Equinix Inc 1.45% 5/15/2026	200,000	193,931
Equinix Inc 2.5% 5/15/2031	210,000	184,445
Public Storage Operating Co 5.1% 8/1/2033	580,000	588,149
Weyerhaeuser Co 4% 11/15/2029	270,000	262,915
Weyerhaeuser Co 6.95% 10/1/2027	150,000	157,661
		6,412,041
TOTAL REAL ESTATE		28,175,357

Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 3.45% 5/15/2051	70,000	45,627
AEP Texas Inc 3.8% 10/1/2047	80,000	56,612
AEP Texas Inc 4.15% 5/1/2049	120,000	88,042
AEP Texas Inc 5.25% 5/15/2052	100,000	87,036
AEP Transmission Co LLC 2.75% 8/15/2051	100,000	58,865
AEP Transmission Co LLC 3.65% 4/1/2050	139,000	99,088
AEP Transmission Co LLC 5.4% 3/15/2053	100,000	93,392
Alabama Power Co 1.45% 9/15/2030	800,000	686,245
Alabama Power Co 3% 3/15/2052	170,000	106,147
Alabama Power Co 3.45% 10/1/2049	330,000	227,384
Alabama Power Co 5.85% 11/15/2033	190,000	199,802
American Electric Power Co Inc 2.3% 3/1/2030	120,000	107,366
American Electric Power Co Inc 3.25% 3/1/2050	174,000	109,927
American Electric Power Co Inc 4.3% 12/1/2028	194,000	192,190
American Electric Power Co Inc 6.95% 12/15/2054 (b)	140,000	143,155
Appalachian Power Co 3.7% 5/1/2050	100,000	67,555
Appalachian Power Co 4.5% 8/1/2032	140,000	134,196
Appalachian Power Co 5.65% 4/1/2034	120,000	121,147
Appalachian Power Co 7% 4/1/2038	100,000	109,282
Arizona Public Service Co 2.6% 8/15/2029	160,000	147,499
Arizona Public Service Co 3.35% 5/15/2050	200,000	131,457
Arizona Public Service Co 4.2% 8/15/2048	100,000	75,548
Arizona Public Service Co 5.55% 8/1/2033	160,000	161,387
Baltimore Gas and Electric Co 2.9% 6/15/2050	120,000	73,309
Baltimore Gas and Electric Co 3.75% 8/15/2047	210,000	154,088
Baltimore Gas and Electric Co 4.55% 6/1/2052	100,000	81,275
Baltimore Gas and Electric Co 5.3% 6/1/2034	230,000	232,104
Baltimore Gas and Electric Co 5.45% 6/1/2035	60,000	60,402
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050	100,000	61,836
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	70,000	47,358
CenterPoint Energy Houston Electric LLC 4.25% 2/1/2049	185,000	145,644
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	250,000	252,439
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	330,000	326,987
Cleco Corporate Holdings LLC 4.973% 5/1/2046	50,000	41,408
Commonwealth Edison Co 2.55% 6/15/2026	470,000	461,242
Commonwealth Edison Co 2.75% 9/1/2051	330,000	192,602
Commonwealth Edison Co 3% 3/1/2050	200,000	125,178
Commonwealth Edison Co 3.2% 11/15/2049	120,000	78,165
Commonwealth Edison Co 4% 3/1/2048	208,000	158,652
Commonwealth Edison Co 6.45% 1/15/2038	240,000	259,676
Connecticut Light and Power Co/The 4% 4/1/2048	60,000	45,890
Connecticut Light and Power Co/The 4.15% 6/1/2045	160,000	128,167
Connecticut Light and Power Co/The 5.25% 1/15/2053	120,000	109,957
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	1,170,000	1,137,964
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	270,000	257,256
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	240,000	160,043
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	100,000	74,943
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	245,000	185,062
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	220,000	170,972
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	385,000	320,752
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	330,000	333,735
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	150,000	153,598
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	300,000	317,463
Consolidated Edison Co of New York Inc 6.75% 4/1/2038	110,000	122,422
Dayton Power & Light Co/The 3.95% 6/15/2049	55,000	39,460
Dominion Energy South Carolina Inc 2.3% 12/1/2031	230,000	198,660
Dominion Energy South Carolina Inc 5.1% 6/1/2065	60,000	51,421
Dominion Energy South Carolina Inc 5.3% 1/15/2035	150,000	150,479
Dominion Energy South Carolina Inc 5.3% 5/15/2033	100,000	101,065
DTE Electric Co 2.95% 3/1/2050	80,000	50,761
DTE Electric Co 3% 3/1/2032	180,000	161,287
DTE Electric Co 3.25% 4/1/2051	240,000	160,199
DTE Electric Co 3.65% 3/1/2052	190,000	136,047
DTE Electric Co 3.95% 3/1/2049	56,000	42,893
DTE Electric Co 4.05% 5/15/2048	100,000	78,551
DTE Electric Co 5.2% 3/1/2034	110,000	110,320
Duke Energy Carolinas LLC 3.2% 8/15/2049	120,000	78,550
Duke Energy Carolinas LLC 3.7% 12/1/2047	360,000	261,472
Duke Energy Carolinas LLC 3.75% 6/1/2045	150,000	113,403
Duke Energy Carolinas LLC 3.875% 3/15/2046	240,000	182,032
Duke Energy Carolinas LLC 3.95% 3/15/2048	210,000	158,578
Duke Energy Carolinas LLC 4% 9/30/2042	179,000	143,525
Duke Energy Carolinas LLC 4.25% 12/15/2041	130,000	108,157
Duke Energy Corp 2.45% 6/1/2030	200,000	179,673
Duke Energy Corp 3.15% 8/15/2027	352,000	342,984
Duke Energy Corp 3.3% 6/15/2041	515,000	374,952
Duke Energy Corp 3.75% 9/1/2046	110,000	79,094
Duke Energy Corp 4.2% 6/15/2049	310,000	233,951
Duke Energy Corp 5% 8/15/2052	100,000	84,446
Duke Energy Corp 5.45% 6/15/2034	140,000	141,284
Duke Energy Corp 6.1% 9/15/2053	50,000	49,555
Duke Energy Corp 6.45% 9/1/2054 (b)	150,000	151,528
Duke Energy Florida LLC 3.2% 1/15/2027	240,000	235,761
Duke Energy Florida LLC 4.2% 7/15/2048	140,000	109,239
Duke Energy Florida LLC 6.35% 9/15/2037	100,000	107,729
Duke Energy Florida LLC 6.4% 6/15/2038	360,000	387,847
Duke Energy Indiana LLC 6.12% 10/15/2035	70,000	73,617
Duke Energy Indiana LLC 6.35% 8/15/2038	170,000	181,899
Duke Energy Indiana LLC 6.45% 4/1/2039	110,000	118,502
Duke Energy Ohio Inc 2.125% 6/1/2030	210,000	187,389
Duke Energy Ohio Inc 3.65% 2/1/2029	210,000	205,097
Duke Energy Ohio Inc 4.3% 2/1/2049	65,000	50,551
Duke Energy Ohio Inc 5.55% 3/15/2054	50,000	46,852
Duke Energy Progress LLC 2% 8/15/2031	270,000	230,984
Duke Energy Progress LLC 3.45% 3/15/2029	600,000	580,450
Duke Energy Progress LLC 4.1% 5/15/2042	130,000	105,519
Duke Energy Progress LLC 4.15% 12/1/2044	220,000	174,932
Duke Energy Progress LLC 4.2% 8/15/2045	180,000	145,430
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	101,612
Edison International 4.125% 3/15/2028	320,000	307,760
Edison International 6.95% 11/15/2029	70,000	72,625
Entergy Arkansas LLC 3.35% 6/15/2052	100,000	64,854
Entergy Arkansas LLC 5.3% 9/15/2033	70,000	70,863
Entergy Corp 0.9% 9/15/2025	500,000	494,559
Entergy Corp 2.4% 6/15/2031	120,000	104,544
Entergy Corp 3.75% 6/15/2050	190,000	131,591
Entergy Louisiana LLC 3.12% 9/1/2027	490,000	476,166
Entergy Louisiana LLC 4% 3/15/2033	190,000	176,374
Entergy Louisiana LLC 4.2% 9/1/2048	200,000	155,225
Entergy Louisiana LLC 5.7% 3/15/2054	350,000	333,921
Entergy Mississippi LLC 5% 9/1/2033	100,000	98,703
Entergy Mississippi LLC 5.8% 4/15/2055	80,000	77,352
Entergy Mississippi LLC 5.85% 6/1/2054	80,000	77,979
Entergy Tex Inc 3.55% 9/30/2049	294,000	200,974
Entergy Tex Inc 5.25% 4/15/2035	60,000	59,861
Evergy Kansas Central Inc 5.25% 3/15/2035	500,000	497,302
Eversource Energy 1.65% 8/15/2030	100,000	85,686
Eversource Energy 2.55% 3/15/2031	200,000	175,517
Eversource Energy 3.45% 1/15/2050	120,000	81,006
Eversource Energy 4.75% 5/15/2026	270,000	270,305
Eversource Energy 5.45% 3/1/2028	250,000	255,495
Eversource Energy 5.95% 7/15/2034	110,000	113,278
Exelon Corp 3.35% 3/15/2032	190,000	172,508
Exelon Corp 3.95% 6/15/2025	163,000	162,934
Exelon Corp 4.05% 4/15/2030	650,000	633,411
Exelon Corp 4.45% 4/15/2046	125,000	100,378
Exelon Corp 4.7% 4/15/2050	110,000	89,667
Exelon Corp 5.1% 6/15/2045	160,000	141,087
Exelon Corp 5.875% 3/15/2055	110,000	106,230
FirstEnergy Corp 1.6% 1/15/2026	97,000	95,128
FirstEnergy Corp 2.25% 9/1/2030	150,000	131,438
FirstEnergy Corp 4.85% 7/15/2047 (e)	150,000	123,664
Florida Power & Light Co 2.875% 12/4/2051	190,000	116,427
Florida Power & Light Co 3.95% 3/1/2048	160,000	123,764
Florida Power & Light Co 3.99% 3/1/2049	133,000	102,006
Florida Power & Light Co 4.05% 10/1/2044	170,000	136,888
Florida Power & Light Co 4.05% 6/1/2042	210,000	173,351
Florida Power & Light Co 4.125% 2/1/2042	405,000	337,261
Florida Power & Light Co 5.3% 6/15/2034	300,000	304,763
Florida Power & Light Co 5.6% 6/15/2054	130,000	126,171
Florida Power & Light Co 5.625% 4/1/2034	140,000	145,749
Florida Power & Light Co 5.7% 3/15/2055	100,000	98,421
Georgia Power Co 2.65% 9/15/2029	640,000	595,579
Georgia Power Co 4.65% 5/16/2028	170,000	171,569
Georgia Power Co 4.95% 5/17/2033	340,000	337,387
Georgia Power Co 5.2% 3/15/2035	440,000	437,874
Georgia Power Co 5.25% 3/15/2034	100,000	100,536
Indiana Michigan Power Co 3.25% 5/1/2051	80,000	50,905
Indiana Michigan Power Co 3.75% 7/1/2047	120,000	87,435
Interstate Power and Light Co 2.3% 6/1/2030	104,000	93,103
Interstate Power and Light Co 4.1% 9/26/2028	260,000	256,383
IPALCO Enterprises Inc 5.75% 4/1/2034	70,000	69,074
ITC Holdings Corp 3.25% 6/30/2026	220,000	216,407
ITC Holdings Corp 5.3% 7/1/2043	35,000	31,383
Jersey Central Power & Light Co 5.1% 1/15/2035	120,000	117,434
Kentucky Utilities Co 5.125% 11/1/2040	170,000	158,691
Louisville Gas and Electric Co 4.25% 4/1/2049	60,000	46,441
MidAmerican Energy Co 3.65% 8/1/2048	280,000	203,562
MidAmerican Energy Co 3.95% 8/1/2047	100,000	76,288
MidAmerican Energy Co 4.25% 7/15/2049	100,000	78,966
MidAmerican Energy Co 5.35% 1/15/2034	200,000	204,774
MidAmerican Energy Co 5.8% 10/15/2036	110,000	114,997
Mississippi Power Co 3.95% 3/30/2028	120,000	118,771
Mississippi Power Co 4.25% 3/15/2042	50,000	41,293
Nevada Power Co 3.125% 8/1/2050	150,000	93,067
Nevada Power Co 6% 3/15/2054	70,000	69,226
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	300,000	287,770
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	400,000	341,586
NextEra Energy Capital Holdings Inc 3% 1/15/2052	110,000	66,440
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	900,000	909,108
NextEra Energy Capital Holdings Inc 5% 7/15/2032	80,000	79,832
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	240,000	239,852
NextEra Energy Capital Holdings Inc 5.55% 3/15/2054	140,000	129,557
NextEra Energy Capital Holdings Inc 5.749% 9/1/2025	310,000	310,804
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	220,000	212,750
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	580,000	593,025
Northern States Power Co/MN 2.6% 6/1/2051	187,000	109,089
Northern States Power Co/MN 3.2% 4/1/2052	80,000	52,387
Northern States Power Co/MN 4% 8/15/2045	110,000	86,511
NSTAR Electric Co 3.1% 6/1/2051	100,000	64,080
NSTAR Electric Co 4.95% 9/15/2052	100,000	87,159
NSTAR Electric Co 5.2% 3/1/2035	210,000	207,863
Oglethorpe Power Corp 3.75% 8/1/2050	100,000	68,268
Oglethorpe Power Corp 5.05% 10/1/2048	50,000	43,118
Oglethorpe Power Corp 5.375% 11/1/2040	120,000	113,825
Oglethorpe Power Corp 5.8% 6/1/2054	100,000	94,370
Oglethorpe Power Corp 5.95% 11/1/2039	110,000	110,432
Ohio Power Co 4% 6/1/2049	200,000	145,683
Ohio Power Co 5% 6/1/2033	100,000	97,886
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	63,673
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	100,000	75,047
Oncor Electric Delivery Co LLC 3.8% 6/1/2049	390,000	283,135
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	100,000	76,479
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	146,231
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	150,000	122,027
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (c)	200,000	200,347
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	100,000	94,290
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	239,546
Oncor Electric Delivery Co LLC 5.8% 4/1/2055 (c)	50,000	48,549
Pacific Gas and Electric Co 2.5% 2/1/2031	445,000	382,570
Pacific Gas and Electric Co 3.15% 1/1/2026	110,000	108,797
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	71,266
Pacific Gas and Electric Co 3.5% 6/15/2025	506,000	505,603
Pacific Gas and Electric Co 4.2% 3/1/2029	200,000	194,351
Pacific Gas and Electric Co 4.5% 7/1/2040	130,000	106,501
Pacific Gas and Electric Co 4.55% 7/1/2030	753,000	729,160
Pacific Gas and Electric Co 4.75% 2/15/2044	370,000	295,019
Pacific Gas and Electric Co 4.95% 7/1/2050	230,000	182,481
Pacific Gas and Electric Co 5.25% 3/1/2052	230,000	187,255
Pacific Gas and Electric Co 5.8% 5/15/2034	120,000	118,600
Pacific Gas and Electric Co 5.9% 6/15/2032	300,000	301,864
Pacific Gas and Electric Co 6.1% 1/15/2029	860,000	888,500
Pacific Gas and Electric Co 6.15% 1/15/2033	100,000	101,691
Pacific Gas and Electric Co 6.15% 3/1/2055	180,000	166,727
Pacific Gas and Electric Co 6.7% 4/1/2053	90,000	89,130
Pacific Gas and Electric Co 6.75% 1/15/2053	340,000	338,568
PacifiCorp 2.9% 6/15/2052	100,000	57,309
PacifiCorp 4.15% 2/15/2050	250,000	184,495
PacifiCorp 5.3% 2/15/2031	110,000	111,809
PacifiCorp 5.35% 12/1/2053	100,000	87,761
PacifiCorp 5.5% 5/15/2054	160,000	143,974
PacifiCorp 5.8% 1/15/2055	270,000	252,438
PacifiCorp 6% 1/15/2039	330,000	332,507
PacifiCorp 7.375% 9/15/2055 (b)	110,000	111,917
PECO Energy Co 3.7% 9/15/2047	220,000	160,706
PECO Energy Co 4.6% 5/15/2052	210,000	173,967
PECO Energy Co 4.9% 6/15/2033	230,000	230,008
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	150,000	135,977
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	260,000	240,145
Potomac Electric Power Co 4.15% 3/15/2043	110,000	88,881
Potomac Electric Power Co 6.5% 11/15/2037	60,000	65,943
PPL Capital Funding Inc 4% 9/15/2047	90,000	63,315
PPL Electric Utilities Corp 3% 10/1/2049	70,000	44,817
PPL Electric Utilities Corp 5% 5/15/2033	100,000	100,019
PPL Electric Utilities Corp 5.25% 5/15/2053	100,000	92,988
Progress Energy Inc 7.75% 3/1/2031	240,000	273,670
Public Service Co of Colorado 3.2% 3/1/2050	210,000	135,845
Public Service Co of Colorado 5.25% 4/1/2053	120,000	106,505
Public Service Co of Colorado 5.35% 5/15/2034	160,000	159,343
Public Service Co of Colorado 5.85% 5/15/2055	130,000	125,506
Public Service Co of Colorado 6.25% 9/1/2037	130,000	137,422
Public Service Co of New Hampshire 5.35% 10/1/2033	140,000	142,372
Public Service Co of Oklahoma 5.2% 1/15/2035	160,000	156,366
Public Service Co of Oklahoma 5.25% 1/15/2033	100,000	99,639
Public Service Electric and Gas Co 2.45% 1/15/2030	80,000	73,155
Public Service Electric and Gas Co 3.15% 1/1/2050	300,000	197,507
Public Service Electric and Gas Co 3.2% 8/1/2049	110,000	73,362
Public Service Electric and Gas Co 3.65% 9/1/2042	130,000	100,065
Public Service Electric and Gas Co 3.7% 5/1/2028	120,000	118,258
Public Service Electric and Gas Co 5.2% 8/1/2033	190,000	192,287
Public Service Electric and Gas Co 5.3% 8/1/2054	130,000	120,882
Public Service Electric and Gas Co 5.45% 8/1/2053	170,000	161,474
Public Service Electric and Gas Co 5.5% 3/1/2055	100,000	95,963
Puget Sound Energy Inc 4.223% 6/15/2048	70,000	54,545
Puget Sound Energy Inc 4.3% 5/20/2045	180,000	145,451
Puget Sound Energy Inc 5.33% 6/15/2034	250,000	250,652
Southern California Edison Co 2.95% 2/1/2051	250,000	141,255
Southern California Edison Co 3.65% 2/1/2050	410,000	265,584
Southern California Edison Co 3.65% 6/1/2051	110,000	70,268
Southern California Edison Co 3.9% 3/15/2043	230,000	166,254
Southern California Edison Co 4.05% 3/15/2042	160,000	118,248
Southern California Edison Co 4.125% 3/1/2048	285,000	201,510
Southern California Edison Co 4.65% 10/1/2043	158,000	125,328
Southern California Edison Co 4.9% 6/1/2026	410,000	410,096
Southern California Edison Co 5.75% 4/15/2054	170,000	149,336
Southern California Edison Co 6.05% 3/15/2039	100,000	98,944
Southern Co/The 3.25% 7/1/2026	765,000	755,853
Southern Co/The 3.7% 4/30/2030	150,000	143,522
Southern Co/The 4% 1/15/2051 (b)	340,000	337,047
Southern Co/The 4.4% 7/1/2046	383,000	309,276
Southern Co/The 6.375% 3/15/2055 (b)	40,000	40,652
Southwestern Electric Power Co 3.25% 11/1/2051	65,000	40,169
Southwestern Electric Power Co 3.85% 2/1/2048	70,000	49,381
Southwestern Electric Power Co 5.3% 4/1/2033	190,000	187,880
Southwestern Public Service Co 4.5% 8/15/2041	160,000	134,970
Tampa Electric Co 4.3% 6/15/2048	60,000	47,042
Tampa Electric Co 4.45% 6/15/2049	140,000	111,698
Tampa Electric Co 4.9% 3/1/2029	170,000	172,772
Tucson Electric Power Co 1.5% 8/1/2030	100,000	85,094
Tucson Electric Power Co 5.5% 4/15/2053	90,000	83,195
Union Electric Co 2.625% 3/15/2051	140,000	80,524
Union Electric Co 2.95% 3/15/2030	170,000	158,855
Union Electric Co 3.9% 4/1/2052	120,000	88,553
Union Electric Co 4% 4/1/2048	100,000	75,839
Union Electric Co 5.45% 3/15/2053	100,000	93,589
Virginia Electric and Power Co 2.4% 3/30/2032	110,000	93,804
Virginia Electric and Power Co 2.45% 12/15/2050	200,000	108,691
Virginia Electric and Power Co 3.8% 4/1/2028	90,000	88,843
Virginia Electric and Power Co 3.8% 9/15/2047	180,000	131,011
Virginia Electric and Power Co 4.6% 12/1/2048	208,000	170,723
Virginia Electric and Power Co 4.625% 5/15/2052	100,000	81,318
Virginia Electric and Power Co 5% 4/1/2033	100,000	99,405
Virginia Electric and Power Co 5.05% 8/15/2034	300,000	294,786
Virginia Electric and Power Co 5.3% 8/15/2033	240,000	240,446
Virginia Electric and Power Co 5.45% 4/1/2053	80,000	73,863
Virginia Electric and Power Co 6% 5/15/2037	120,000	123,725
Virginia Electric and Power Co 8.875% 11/15/2038	160,000	207,082
Wisconsin Electric Power Co 1.7% 6/15/2028	490,000	455,497
Wisconsin Electric Power Co 5.05% 10/1/2054	110,000	96,283
Wisconsin Power and Light Co 3.95% 9/1/2032	120,000	111,765
Wisconsin Power and Light Co 4.95% 4/1/2033	170,000	168,295
Wisconsin Public Service Corp 2.85% 12/1/2051	150,000	89,427
Xcel Energy Inc 3.35% 12/1/2026	316,000	310,196
Xcel Energy Inc 3.4% 6/1/2030	73,000	68,558
Xcel Energy Inc 3.5% 12/1/2049	100,000	66,335
Xcel Energy Inc 5.45% 8/15/2033	70,000	70,179
		52,162,619
Gas Utilities - 0.1%
Atmos Energy Corp 2.85% 2/15/2052	100,000	59,907
Atmos Energy Corp 3.375% 9/15/2049	200,000	135,927
Atmos Energy Corp 4.125% 10/15/2044	210,000	170,206
Atmos Energy Corp 5.45% 10/15/2032	140,000	143,944
Atmos Energy Corp 5.5% 6/15/2041	100,000	98,340
Atmos Energy Corp 5.9% 11/15/2033	150,000	158,445
CenterPoint Energy Resources Corp 1.75% 10/1/2030	100,000	85,934
CenterPoint Energy Resources Corp 4.4% 7/1/2032	80,000	76,654
CenterPoint Energy Resources Corp 5.4% 3/1/2033	11,000	11,089
CenterPoint Energy Resources Corp 5.4% 7/1/2034	160,000	160,769
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	300,000	306,026
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	300,000	299,811
ONE Gas Inc 2% 5/15/2030	260,000	229,588
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	220,000	193,093
Piedmont Natural Gas Co Inc 3.35% 6/1/2050	200,000	128,893
Southern California Gas Co 2.55% 2/1/2030	210,000	191,175
Southern California Gas Co 3.75% 9/15/2042	50,000	37,665
Southern California Gas Co 4.3% 1/15/2049	130,000	101,032
Southern California Gas Co 5.05% 9/1/2034	100,000	98,600
Southern California Gas Co 5.2% 6/1/2033	310,000	309,173
Southern Co Gas Capital Corp 3.15% 9/30/2051	250,000	154,171
Southern Co Gas Capital Corp 3.95% 10/1/2046	120,000	89,237
Southern Co Gas Capital Corp 5.75% 9/15/2033	100,000	102,973
Southwest Gas Corp 3.18% 8/15/2051	100,000	61,467
Southwest Gas Corp 5.45% 3/23/2028	165,000	168,238
		3,572,357
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	100,000	85,509
AES Corp/The 5.45% 6/1/2028	110,000	111,438
AES Corp/The 5.8% 3/15/2032	60,000	59,474
Constellation Energy Generation LLC 3.25% 6/1/2025	100,000	99,981
Constellation Energy Generation LLC 5.6% 6/15/2042	200,000	191,777
Constellation Energy Generation LLC 5.8% 3/1/2033	100,000	104,048
Constellation Energy Generation LLC 6.125% 1/15/2034	50,000	52,794
Constellation Energy Generation LLC 6.5% 10/1/2053	230,000	240,770
Southern Power Co 5.25% 7/15/2043	90,000	81,908
		1,027,699
Multi-Utilities - 0.4%
Ameren Corp 3.5% 1/15/2031	250,000	233,034
Ameren Corp 5.375% 3/15/2035	100,000	98,962
Ameren Illinois Co 4.5% 3/15/2049	210,000	172,963
Ameren Illinois Co 4.95% 6/1/2033	210,000	209,405
Ameren Illinois Co 5.55% 7/1/2054	160,000	152,206
Berkshire Hathaway Energy Co 1.65% 5/15/2031	160,000	134,446
Berkshire Hathaway Energy Co 2.85% 5/15/2051	120,000	70,691
Berkshire Hathaway Energy Co 3.25% 4/15/2028	450,000	438,189
Berkshire Hathaway Energy Co 4.45% 1/15/2049	100,000	80,211
Berkshire Hathaway Energy Co 4.5% 2/1/2045	180,000	150,950
Berkshire Hathaway Energy Co 4.6% 5/1/2053	100,000	80,903
Berkshire Hathaway Energy Co 5.15% 11/15/2043	75,000	68,952
Berkshire Hathaway Energy Co 5.95% 5/15/2037	120,000	125,286
Berkshire Hathaway Energy Co 6.125% 4/1/2036	110,000	115,587
CenterPoint Energy Inc 2.95% 3/1/2030	120,000	110,854
CenterPoint Energy Inc 6.85% 2/15/2055 (b)	150,000	152,578
CMS Energy Corp 4.75% 6/1/2050 (b)	100,000	94,585
CMS Energy Corp 6.5% 6/1/2055 (b)	150,000	148,027
Consumers Energy Co 2.65% 8/15/2052	115,000	68,758
Consumers Energy Co 3.1% 8/15/2050	200,000	130,955
Consumers Energy Co 4.35% 4/15/2049	210,000	173,250
Consumers Energy Co 4.625% 5/15/2033	160,000	155,757
Dominion Energy Inc 3.375% 4/1/2030	660,000	619,348
Dominion Energy Inc 4.85% 8/15/2052	380,000	312,045
Dominion Energy Inc 5.25% 8/1/2033	230,000	227,462
Dominion Energy Inc 6.625% 5/15/2055 (b)	220,000	220,257
Dominion Energy Inc 7% 6/1/2054 (b)	100,000	105,082
DTE Energy Co 2.85% 10/1/2026	200,000	195,576
DTE Energy Co 3.8% 3/15/2027	90,000	88,490
DTE Energy Co 5.2% 4/1/2030	180,000	183,086
DTE Energy Co 5.85% 6/1/2034	150,000	154,602
NiSource Inc 0.95% 8/15/2025	700,000	694,572
NiSource Inc 1.7% 2/15/2031	510,000	431,103
NiSource Inc 3.49% 5/15/2027	442,000	433,149
NiSource Inc 3.6% 5/1/2030	90,000	85,641
NiSource Inc 4.375% 5/15/2047	60,000	47,930
NiSource Inc 5% 6/15/2052	70,000	60,023
NiSource Inc 5.95% 6/15/2041	110,000	108,740
NiSource Inc 6.95% 11/30/2054 (b)	130,000	133,020
Public Service Enterprise Group Inc 1.6% 8/15/2030	100,000	85,405
Public Service Enterprise Group Inc 5.2% 4/1/2029	230,000	234,929
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,076
Public Service Enterprise Group Inc 6.125% 10/15/2033	50,000	52,414
Puget Energy Inc 4.1% 6/15/2030	253,000	240,926
Puget Energy Inc 5.725% 3/15/2035 (c)	50,000	49,506
San Diego Gas & Electric Co 2.95% 8/15/2051	220,000	134,007
San Diego Gas & Electric Co 4.1% 6/15/2049	130,000	96,706
San Diego Gas & Electric Co 4.15% 5/15/2048	220,000	167,093
San Diego Gas & Electric Co 5.35% 4/1/2053	170,000	153,763
Sempra 3.4% 2/1/2028	50,000	48,608
Sempra 3.7% 4/1/2029	170,000	164,206
Sempra 3.8% 2/1/2038	270,000	218,421
Sempra 4% 2/1/2048	136,000	98,090
Sempra 4.125% 4/1/2052 (b)	100,000	94,399
Sempra 6.4% 10/1/2054 (b)	100,000	93,783
Sempra 6.875% 10/1/2054 (b)	250,000	243,741
WEC Energy Group Inc 4.75% 1/15/2028	200,000	201,866
		9,747,614
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	220,000	191,174
American Water Capital Corp 2.95% 9/1/2027	430,000	417,138
American Water Capital Corp 3.45% 5/1/2050	130,000	89,026
American Water Capital Corp 3.75% 9/1/2047	413,000	305,276
American Water Capital Corp 4.3% 12/1/2042	100,000	83,147
American Water Capital Corp 4.3% 9/1/2045	100,000	82,240
American Water Capital Corp 5.15% 3/1/2034	100,000	99,875
		1,267,876
TOTAL UTILITIES		67,778,165

TOTAL UNITED STATES		629,301,610
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $819,403,733)		771,293,567

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (b)(g) (Cost $218,926)	210,000	214,664

U.S. Government Agency - Mortgage Securities - 24.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.9%
Fannie Mae 2% 2/1/2052	414,828	328,620
Fannie Mae 2% 4/1/2052	488,917	386,089
Fannie Mae 2.5% 11/1/2032	125,492	119,288
Fannie Mae 3% 3/1/2050	20,097	17,403
Fannie Mae 5.5% 4/1/2053	733,498	728,212
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	547,766	481,073
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	378,291	279,568
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,783,379	2,444,490
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,841,109	2,099,660
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,022,661	755,775
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	695,724	611,016
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	333,367	292,778
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	136,100	100,667
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	181,494	134,129
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	129,032	95,358
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	375,000	329,342
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	176,777	156,083
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	2,127,596	1,573,684
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	267,394	197,612
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,345,290	1,186,540
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	173,193	127,994
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	465,932	344,337
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	292,585	256,962
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	962,868	711,586
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	690,671	510,425
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	79,290	69,636
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	31,391	23,199
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	313,756	284,804
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	67,989	61,864
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,228,969	1,110,572
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	2,120,180	1,659,695
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	261,390	204,782
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	116,924	91,529
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	806,780	628,529
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	99,461	77,486
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	90,493	82,341
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	683,600	535,555
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	536,295	420,151
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	157,667	122,980
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	208,896	197,141
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	2,747,456	2,482,771
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	9,148,275	7,135,616
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,061,856	3,168,231
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,694,092	1,541,474
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	146,314	132,218
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,950,463	7,012,091
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	450,631	353,603
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	54,875	42,991
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,580,388	1,242,573
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,178,470	932,828
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,097,217	866,454
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	426,944	332,214
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	63,520	49,426
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	2,430,224	2,195,341
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,957,475	3,097,945
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	927,582	727,568
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	340,005	266,159
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	77,348	60,549
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	399,372	313,630
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	79,987	62,414
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	1,001,854	905,024
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	120,191	108,762
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	27,596	24,990
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2050	148,887	116,922
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,142,040	893,285
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	809,274	634,771
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	431,140	341,946
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	20,578	18,583
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,197,858	7,194,411
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,841,930	3,781,225
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	131,273	118,791
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	13,087	12,792
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	689,443	623,023
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	27,923	25,215
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,220,742	957,896
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	355,966	279,320
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	214,346	168,194
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	116,505	91,748
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,342,711	1,838,286
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	351,103	275,066
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	58,050	45,442
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	720,899	650,998
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	899,361	812,437
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	886,071	800,431
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	618,577	485,387
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	577,792	453,384
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	73,640	57,784
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	14,092	12,822
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	183,970	166,304
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,446,696	1,136,102
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	644,588	504,992
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	310,038	243,282
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	17,105	13,401
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	17,361	16,534
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	694,955	570,618
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,663,933	7,883,590
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	948,451	773,722
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	307,890	253,574
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	124,051	115,968
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	422,893	390,449
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,336,845	1,910,383
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,078,178	1,701,169
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	423,287	348,878
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	106,866	102,311
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	49,508	47,373
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	142,891	136,141
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	19,507	18,632
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	81,412	76,107
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	993,775	917,532
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	247,660	202,731
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	21,997	17,944
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	27,461	26,140
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	24,899	23,724
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	303,352	283,587
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	75,149	70,253
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	2,501,011	2,058,237
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	1,581,000	1,298,138
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	373,424	309,881
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,492,683	1,228,421
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,310,422	1,082,932
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	923,291	753,197
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	861,072	704,862
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	488,915	398,844
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	233,418	192,167
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	97,973	95,890
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	17,684	16,833
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	77,362	65,165
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	67,399	54,983
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	20,672	16,902
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	1,045,202	965,340
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	277,522	256,231
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	549,450	451,146
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	312,643	256,707
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,917,745	2,385,693
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	100,767	97,997
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	26,705	25,382
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	19,270	18,264
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	167,946	155,822
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	237,050	223,234
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	87,004	80,438
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,659,797	1,362,838
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	66,377	54,252
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	227,944	211,667
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	6,300	5,317
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	32,816	26,811
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,732,855	3,900,876
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,731,402	2,238,451
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,323,252	1,895,249
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	45,164	36,928
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	124,985	118,930
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	308,899	287,614
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	1,347,489	1,247,478
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,796,058	1,471,913
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	726,086	593,457
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	6,343	5,962
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	102,215	95,171
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	223,075	205,891
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	519,382	430,515
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	117,642	96,815
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	1,144,899	938,273
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	316,066	257,839
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	54,262	52,017
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	17,796	16,932
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	370,908	345,349
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	183,866	171,196
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	32,287	26,702
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,666,363	1,371,353
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,168,898	961,958
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	884,578	721,893
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	246,283	201,143
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	78,679	77,648
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	164,542	157,003
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	144,034	130,894
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	214,598	192,171
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	403,423	353,004
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,449	7,380
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	636,629	549,106
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	114,341	98,621
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	225,402	193,674
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	13,540	13,168
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	3,492	3,371
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	79,027	75,357
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	45,219	40,473
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	529,091	473,642
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	159,875	139,894
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	197,399	170,508
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	121,065	105,292
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	95,255	82,457
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	22,822	19,713
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	100,569	97,048
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	4,186	4,050
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	11,857	11,452
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	90,096	80,626
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	383,959	335,972
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	323,970	290,173
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	96,246	86,297
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	23,972	20,976
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	23,916	20,927
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	70,730	61,559
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	90,615	78,157
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	40,769	40,251
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	183,021	174,635
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,117	25,153
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	53,045	46,416
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	297,021	256,187
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	87,243	75,903
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	905,969	777,313
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	8,311	8,013
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	1,361,496	1,313,025
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	92,800	89,625
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	32,352	30,789
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	532,913	476,835
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	509,148	455,195
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	76,130	68,116
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	38,059	33,124
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	598,617	515,385
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	4,175,402	3,593,545
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	961,791	819,497
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	837,096	714,427
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	84,170	81,154
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	5,610	5,334
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,785	6,082
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	627,343	543,253
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	322,313	277,498
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	245,896	211,706
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	221,383	191,708
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	147,088	127,096
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	24,764	21,445
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	598,922	510,313
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	235,684	201,147
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	124,721	120,600
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	69,705	67,183
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	6,794	6,539
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	22,183	21,090
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	166,367	148,879
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	2,187,504	1,960,094
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	204,232	178,388
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	147,847	131,913
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	725,981	650,161
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	675,876	606,408
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,009,163	868,848
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	63,367	54,873
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	548,566	467,408
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	488,729	416,423
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	23,419	19,951
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	122,993	120,037
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	77,626	74,761
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	2,318,788	2,174,638
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	239,116	214,088
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	571,957	494,040
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	399,027	343,546
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,850,113	2,428,447
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,295,893	1,971,648
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	13,817	13,307
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	13,157	12,689
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	84,571	80,353
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	83,446	79,414
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	28,225	24,732
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,238,937	1,055,446
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	248,204	211,638
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	228,670	195,839
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	258,639	246,628
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	321,072	286,988
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,698,507	2,361,251
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	696,050	599,053
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	84,783	81,886
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	178,553	159,697
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,757,657	1,543,480
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,452	3,901
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	358,298	309,824
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	349,237	300,679
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,666	10,369
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	237,348	212,470
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	317,060	283,834
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	77,593	67,896
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	93,448	81,769
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	233,028	201,283
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	99,045	85,924
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	626,768	534,823
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	2,475	2,460
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	27,545	26,577
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	22,629	21,862
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	505,013	483,474
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	474,435	439,289
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	18,297	16,607
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	19,511	17,690
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	12,566	11,394
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	78,974	71,283
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	52,136	47,059
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	172,113	153,685
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	209,808	190,228
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	108,484	98,360
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	175,025	158,911
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	652,214	592,368
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	14,883	13,453
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	12,901	11,645
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	72,402	65,148
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	1,995	1,984
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	18,725	18,090
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	100,558	91,173
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	891,402	805,708
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	58,478	52,783
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	93,330	90,312
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	164,122	148,139
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	446,571	396,663
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	32,456	31,987
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	25,936	25,218
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,512	3,389
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	660,565	610,230
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	261,889	242,194
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	48,496	43,455
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	4,444	3,982
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	18,825	18,587
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	9,238	8,939
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	104,690	95,018
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	478,070	424,343
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	34,315	33,645
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	83,379	81,073
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	2,960	2,878
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	126,119	122,632
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2045	92,886	84,785
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	768,903	683,932
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	446,823	397,026
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	466,861	439,134
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	47,262	42,866
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	28,634	25,881
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	20,462	18,495
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	99,679	90,408
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,160,956	1,031,572
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	540,059	481,728
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	435,118	388,122
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	84,897	75,595
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	16,520	16,104
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	9,273	9,040
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	409,132	400,631
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,115,279	1,030,607
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	81,729	75,631
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	611,904	555,183
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	168,685	151,467
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	35,689	32,046
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	177,451	157,675
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	38,044	37,430
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	26,794	26,053
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	31,470	30,403
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	15,572	15,068
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	316,981	293,149
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	52,993	48,131
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	29,896	26,928
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	452,614	406,415
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	309,896	278,749
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	872,946	777,297
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	535,646	475,783
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	7,407	7,342
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	45,677	44,414
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	14,109	13,719
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	2,109,771	1,947,206
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	659,880	596,443
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	20,212	18,205
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	45,522	40,876
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	2,132,645	1,914,964
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	314,434	280,767
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	519,402	461,355
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,315	5,059
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	60,304	57,271
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	395,057	368,569
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,772	11,224
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	9,375	8,951
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,269	5,035
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	34,050	32,176
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	67,801	63,637
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	139,404	130,057
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	74,825	69,598
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	190,588	176,856
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,624,497	1,491,845
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	573,662	526,280
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	227,651	208,990
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2054	1,000,000	917,092
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	12,924	12,678
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	245,731	234,091
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	68,257	64,788
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	39,598	37,351
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	2,862	2,662
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	331,845	308,662
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	49,232	46,929
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	68,172	64,825
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	33,690	31,774
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	196,672	182,932
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	39,246	36,504
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	7,718	7,160
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	357,836	328,504
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	320,967	311,956
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	107,081	102,566
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,341	11,772
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	59,717	56,822
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	30,706	28,945
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	167,944	160,127
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	8,957	8,420
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	31,391	29,256
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	160,547	149,883
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	5,180	4,803
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	53,579	50,620
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	64,646	61,424
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	626,199	583,039
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	89,087	82,780
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	541,716	503,364
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	350,000	320,982
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	8,744	8,699
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	26,392	25,956
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,511,914	2,368,046
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	95,929	89,408
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	288,885	265,363
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2055	256,425	235,166
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	34,544	33,801
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	9,266	8,837
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	63,753	59,917
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	7,507	7,055
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	127,562	118,770
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	176,573	163,961
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	14,651	13,605
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	137,706	127,321
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,571,069	1,443,270
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	451,266	413,994
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,305,235	2,117,355
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	40,464	38,576
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,467	5,134
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	64,949	60,635
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	48,597	45,248
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	18,623	17,340
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	194,516	180,319
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2055	575,000	527,328
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	62,351	58,560
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,408	6,958
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	27,392	25,504
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	5,341	4,973
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	315,890	294,118
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	30,791	28,640
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	571,363	524,885
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2038	266,862	258,536
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	14,494	13,873
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	66,650	62,598
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	13,997	13,032
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	15,086	13,999
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	72,673	68,209
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	244,448	228,975
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	150,469	140,098
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	18,688	17,400
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	161,432	149,902
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	29,648	28,433
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	96,262	92,105
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	474,672	448,087
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	48,914	48,154
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,316	8,914
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	20,206	19,327
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	425,217	402,571
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	310,693	293,972
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	596,145	562,673
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	449,110	442,788
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	17,763	16,985
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	124,457	119,005
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	94,258	90,041
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,869,875	1,770,292
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	62,801	60,089
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	46,904	44,879
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	26,106	24,979
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	24,929	23,852
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	203,036	194,142
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,053,062	993,853
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	130,177	126,224
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	174,608	167,178
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	12,547	12,005
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	12,212	11,712
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	143,325	137,092
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	21,025	20,117
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	167,859	160,769
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	264,354	250,192
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	754,317	712,023
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	25,884	24,782
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	46,155	43,654
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	44,126	42,248
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	19,251	18,413
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	73,836	72,631
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	398,872	381,899
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	109,480	104,889
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	87,560	83,834
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	54,677	52,385
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	36,371	34,812
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	21,045	20,092
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,849	10,329
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	57,386	54,890
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	211,617	200,430
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	92,025	88,080
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,324,743	1,251,294
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	489,941	462,777
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	28,335	27,795
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	325,821	308,468
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	379,989	358,921
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	44,769	44,187
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	657,272	662,692
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	13,633	13,417
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	75,700	74,573
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	531,776	515,872
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	145,987	141,533
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	637,759	617,704
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	61,384	61,690
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	20,422	20,099
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,150,632	1,119,933
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	463,158	449,317
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	278,346	269,854
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	405,957	400,677
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	22,185	21,896
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	65,315	64,282
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	59,582	58,807
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	675,454	656,800
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,578,125	1,530,743
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,267,410	1,228,644
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	604,327	585,729
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	456,590	443,745
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	68,268	67,380
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	163,163	160,735
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	18,503	18,262
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	60,906	59,138
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	988,396	989,102
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	361,277	350,848
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	46,494	45,802
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	1,062,811	1,031,715
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	652,469	633,379
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,890,848	1,831,980
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	487,275	473,322
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	233,224	226,401
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	11,571	11,446
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	24,518	23,800
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	337,012	326,414
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	88,362	87,405
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	7,226	7,132
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053 (h)	1,350,819	1,322,377
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	794,250	772,252
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	5,304	5,247
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	109,528	108,103
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	60,202	61,067
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,700	18,925
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	751,139	747,838
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	723,666	722,747
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,847,330	1,848,447
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	996,936	988,364
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	143,920	143,288
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	439,517	436,075
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	18,040	18,350
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	240,770	239,712
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	70,319	69,764
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	1,019,810	1,012,141
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	15,294	15,514
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	888,488	883,472
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	670,836	667,049
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	918,323	912,852
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	495,244	491,056
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	878,725	871,293
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	371,692	368,548
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	30,479	30,218
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	396,790	393,186
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	19,210	19,426
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	1,856,277	1,840,577
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	877,940	871,338
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	11,439	11,567
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	853,954	853,403
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	560,922	556,757
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	272,793	270,434
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	59,221	58,709
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,212,663	1,203,544
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	66,244	65,746
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	38,888	38,535
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	75,663	77,872
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	443,787	439,756
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	740,507	749,022
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	29,738	30,089
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	898,869	909,486
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	40,006	40,504
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,300,892	1,321,541
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	975,451	985,372
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	967,318	977,155
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	838,854	853,743
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	217,358	219,721
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	946,140	956,354
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	643,909	657,350
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	982,469	992,691
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	406,351	410,922
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	536,148	541,769
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	92,880	93,844
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	889,640	911,393
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,620,732	1,641,393
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	48,603	49,918
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	758,545	779,362
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,329,360	1,365,843
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	171,199	175,897
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2043	428,535	441,468
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	489,939	507,151
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2029	4,471	4,590
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	740,946	760,702
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	263,499	270,895
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	312,562	320,945
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	5,132,941	5,277,019
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	626,721	643,823
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	3,246,180	3,393,621
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	182,130	190,943
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	172,029	179,889
Freddie Mac 4.5% 12/1/2054	665,283	628,293
Freddie Mac 5.5% 1/1/2055	274,210	271,633
Freddie Mac Gold Pool 1.5% 1/1/2037	36,150	31,749
Freddie Mac Gold Pool 1.5% 10/1/2036	642,935	564,655
Freddie Mac Gold Pool 1.5% 10/1/2041	506,326	414,242
Freddie Mac Gold Pool 1.5% 10/1/2051	707,831	523,107
Freddie Mac Gold Pool 1.5% 10/1/2051	577,799	427,010
Freddie Mac Gold Pool 1.5% 11/1/2036	1,348,962	1,184,720
Freddie Mac Gold Pool 1.5% 11/1/2037	501,063	440,057
Freddie Mac Gold Pool 1.5% 11/1/2051	102,373	75,657
Freddie Mac Gold Pool 1.5% 2/1/2037	142,840	125,449
Freddie Mac Gold Pool 1.5% 2/1/2051	268,797	198,817
Freddie Mac Gold Pool 1.5% 2/1/2052	265,962	196,554
Freddie Mac Gold Pool 1.5% 3/1/2037	694,773	610,181
Freddie Mac Gold Pool 1.5% 3/1/2052	477,094	352,586
Freddie Mac Gold Pool 1.5% 6/1/2051	443,277	327,594
Freddie Mac Gold Pool 1.5% 7/1/2036	2,499,782	2,197,765
Freddie Mac Gold Pool 1.5% 7/1/2041	1,301,957	1,068,568
Freddie Mac Gold Pool 1.5% 7/1/2051	867,637	641,208
Freddie Mac Gold Pool 1.5% 9/1/2051	521,910	385,706
Freddie Mac Gold Pool 2% 1/1/2036	18,516	16,808
Freddie Mac Gold Pool 2% 1/1/2037	174,965	158,711
Freddie Mac Gold Pool 2% 1/1/2051	3,177,344	2,487,252
Freddie Mac Gold Pool 2% 1/1/2051	833,368	653,670
Freddie Mac Gold Pool 2% 1/1/2051	67,459	52,807
Freddie Mac Gold Pool 2% 1/1/2052	3,546,054	2,762,583
Freddie Mac Gold Pool 2% 1/1/2052	192,426	152,376
Freddie Mac Gold Pool 2% 11/1/2030	32,131	30,628
Freddie Mac Gold Pool 2% 11/1/2035	294,654	268,109
Freddie Mac Gold Pool 2% 11/1/2035	238,432	216,952
Freddie Mac Gold Pool 2% 11/1/2036	270,970	245,373
Freddie Mac Gold Pool 2% 11/1/2050	1,989,762	1,558,846
Freddie Mac Gold Pool 2% 11/1/2050	501,331	396,363
Freddie Mac Gold Pool 2% 11/1/2050	194,920	154,534
Freddie Mac Gold Pool 2% 11/1/2050	139,543	109,802
Freddie Mac Gold Pool 2% 11/1/2051	1,723,487	1,347,005
Freddie Mac Gold Pool 2% 11/1/2051	1,582,388	1,234,256
Freddie Mac Gold Pool 2% 11/1/2051	1,529,882	1,195,692
Freddie Mac Gold Pool 2% 12/1/2035	511,343	465,277
Freddie Mac Gold Pool 2% 12/1/2051	624,913	494,655
Freddie Mac Gold Pool 2% 12/1/2051	361,375	285,371
Freddie Mac Gold Pool 2% 2/1/2036	971,762	886,039
Freddie Mac Gold Pool 2% 2/1/2036	801,387	725,685
Freddie Mac Gold Pool 2% 2/1/2052	869,628	676,676
Freddie Mac Gold Pool 2% 3/1/2028	155,355	151,083
Freddie Mac Gold Pool 2% 3/1/2037	517,617	467,508
Freddie Mac Gold Pool 2% 3/1/2051	4,706,322	3,684,148
Freddie Mac Gold Pool 2% 3/1/2051	3,584,343	2,812,574
Freddie Mac Gold Pool 2% 3/1/2051	69,890	55,213
Freddie Mac Gold Pool 2% 3/1/2051	56,755	44,961
Freddie Mac Gold Pool 2% 3/1/2052	832,531	657,436
Freddie Mac Gold Pool 2% 3/1/2052	263,161	206,662
Freddie Mac Gold Pool 2% 3/1/2052	42,121	32,815
Freddie Mac Gold Pool 2% 4/1/2036	1,501,162	1,358,419
Freddie Mac Gold Pool 2% 4/1/2037	981,298	886,455
Freddie Mac Gold Pool 2% 4/1/2042	2,560,000	2,175,170
Freddie Mac Gold Pool 2% 4/1/2051	727,393	565,999
Freddie Mac Gold Pool 2% 4/1/2052	584,424	458,953
Freddie Mac Gold Pool 2% 4/1/2052	313,374	246,291
Freddie Mac Gold Pool 2% 5/1/2051	4,492,972	3,514,327
Freddie Mac Gold Pool 2% 5/1/2051	62,479	49,514
Freddie Mac Gold Pool 2% 5/1/2052	2,586,094	2,042,195
Freddie Mac Gold Pool 2% 6/1/2051	20,840	16,216
Freddie Mac Gold Pool 2% 7/1/2051	1,660,145	1,304,244
Freddie Mac Gold Pool 2% 7/1/2051	603,156	479,695
Freddie Mac Gold Pool 2% 8/1/2037	138,076	124,731
Freddie Mac Gold Pool 2% 8/1/2051	605,343	472,733
Freddie Mac Gold Pool 2% 8/1/2051	104,296	81,709
Freddie Mac Gold Pool 2% 9/1/2035	970,152	882,752
Freddie Mac Gold Pool 2% 9/1/2041	4,499,360	3,798,696
Freddie Mac Gold Pool 2% 9/1/2050	1,717,741	1,347,882
Freddie Mac Gold Pool 2% 9/1/2050	44,083	34,591
Freddie Mac Gold Pool 2% 9/1/2051	1,582,000	1,235,437
Freddie Mac Gold Pool 2.5% 1/1/2035	240,107	224,462
Freddie Mac Gold Pool 2.5% 1/1/2050	165,143	136,577
Freddie Mac Gold Pool 2.5% 1/1/2052	658,650	537,310
Freddie Mac Gold Pool 2.5% 10/1/2034	66,813	62,626
Freddie Mac Gold Pool 2.5% 10/1/2049	88,319	73,042
Freddie Mac Gold Pool 2.5% 10/1/2050	1,067,847	886,806
Freddie Mac Gold Pool 2.5% 10/1/2050	1,006,486	828,299
Freddie Mac Gold Pool 2.5% 10/1/2051	3,329,907	2,725,818
Freddie Mac Gold Pool 2.5% 10/1/2051	852,810	695,701
Freddie Mac Gold Pool 2.5% 10/1/2051	26,088	21,282
Freddie Mac Gold Pool 2.5% 11/1/2037	72,753	67,172
Freddie Mac Gold Pool 2.5% 11/1/2049	26,337	21,781
Freddie Mac Gold Pool 2.5% 11/1/2050	940,341	767,400
Freddie Mac Gold Pool 2.5% 11/1/2050	536,707	444,876
Freddie Mac Gold Pool 2.5% 11/1/2050	524,183	427,778
Freddie Mac Gold Pool 2.5% 11/1/2051	1,583,166	1,295,959
Freddie Mac Gold Pool 2.5% 11/1/2051	696,142	567,895
Freddie Mac Gold Pool 2.5% 12/1/2034	50,566	47,271
Freddie Mac Gold Pool 2.5% 12/1/2049	160,923	133,087
Freddie Mac Gold Pool 2.5% 12/1/2051	1,308,136	1,076,546
Freddie Mac Gold Pool 2.5% 2/1/2030	46,578	45,100
Freddie Mac Gold Pool 2.5% 2/1/2033	31,450	29,701
Freddie Mac Gold Pool 2.5% 2/1/2036	40,473	37,571
Freddie Mac Gold Pool 2.5% 2/1/2050	48,447	40,006
Freddie Mac Gold Pool 2.5% 2/1/2052	3,777,741	3,088,868
Freddie Mac Gold Pool 2.5% 2/1/2052	767,672	626,247
Freddie Mac Gold Pool 2.5% 3/1/2033	18,439	17,571
Freddie Mac Gold Pool 2.5% 3/1/2035	211,173	196,952
Freddie Mac Gold Pool 2.5% 3/1/2037	333,819	310,503
Freddie Mac Gold Pool 2.5% 3/1/2050	149,754	123,663
Freddie Mac Gold Pool 2.5% 3/1/2052	2,507,518	2,050,270
Freddie Mac Gold Pool 2.5% 4/1/2033	151,382	144,043
Freddie Mac Gold Pool 2.5% 4/1/2042	822,049	716,304
Freddie Mac Gold Pool 2.5% 4/1/2052	3,902,526	3,194,556
Freddie Mac Gold Pool 2.5% 4/1/2052	1,007,293	823,298
Freddie Mac Gold Pool 2.5% 5/1/2035	283,334	264,253
Freddie Mac Gold Pool 2.5% 5/1/2051	1,779,461	1,458,312
Freddie Mac Gold Pool 2.5% 6/1/2031	4,061	3,899
Freddie Mac Gold Pool 2.5% 7/1/2031	7,041	6,764
Freddie Mac Gold Pool 2.5% 7/1/2035	73,538	68,470
Freddie Mac Gold Pool 2.5% 7/1/2051	1,636,095	1,340,820
Freddie Mac Gold Pool 2.5% 7/1/2051	607,702	497,457
Freddie Mac Gold Pool 2.5% 7/1/2052	949,070	774,227
Freddie Mac Gold Pool 2.5% 8/1/2031	11,883	11,404
Freddie Mac Gold Pool 2.5% 8/1/2032	25,389	24,229
Freddie Mac Gold Pool 2.5% 8/1/2035	245,452	228,539
Freddie Mac Gold Pool 2.5% 8/1/2050	518,937	427,066
Freddie Mac Gold Pool 2.5% 8/1/2050	269,249	221,582
Freddie Mac Gold Pool 2.5% 8/1/2051	6,509,605	5,328,677
Freddie Mac Gold Pool 2.5% 9/1/2034	3,969	3,720
Freddie Mac Gold Pool 2.5% 9/1/2035	249,490	232,298
Freddie Mac Gold Pool 2.5% 9/1/2050	995,831	819,531
Freddie Mac Gold Pool 2.5% 9/1/2051	2,698,185	2,208,699
Freddie Mac Gold Pool 2.5% 9/1/2051	1,252,113	1,024,963
Freddie Mac Gold Pool 3% 1/1/2033	5,400	5,208
Freddie Mac Gold Pool 3% 1/1/2052	777,734	668,261
Freddie Mac Gold Pool 3% 10/1/2043	515,455	463,442
Freddie Mac Gold Pool 3% 10/1/2049	487,108	420,750
Freddie Mac Gold Pool 3% 10/1/2050	854,203	735,167
Freddie Mac Gold Pool 3% 10/1/2050	734,048	632,673
Freddie Mac Gold Pool 3% 11/1/2030	29,598	28,973
Freddie Mac Gold Pool 3% 11/1/2034	45,967	43,746
Freddie Mac Gold Pool 3% 12/1/2034	29,074	27,670
Freddie Mac Gold Pool 3% 12/1/2051	619,653	528,364
Freddie Mac Gold Pool 3% 2/1/2029	33,342	32,606
Freddie Mac Gold Pool 3% 2/1/2033	5,187	5,001
Freddie Mac Gold Pool 3% 2/1/2035	108,386	103,149
Freddie Mac Gold Pool 3% 3/1/2033	8,089	7,799
Freddie Mac Gold Pool 3% 3/1/2035	33,445	31,830
Freddie Mac Gold Pool 3% 3/1/2045	60,207	53,356
Freddie Mac Gold Pool 3% 3/1/2047	25,714	22,755
Freddie Mac Gold Pool 3% 4/1/2033	17,549	16,914
Freddie Mac Gold Pool 3% 4/1/2035	16,653	15,833
Freddie Mac Gold Pool 3% 4/1/2045	81,910	72,531
Freddie Mac Gold Pool 3% 4/1/2050	83,492	72,300
Freddie Mac Gold Pool 3% 4/1/2052	919,390	784,662
Freddie Mac Gold Pool 3% 5/1/2029	66,546	65,457
Freddie Mac Gold Pool 3% 5/1/2049	3,352	2,902
Freddie Mac Gold Pool 3% 5/1/2052	877,111	748,578
Freddie Mac Gold Pool 3% 6/1/2051	487,624	419,215
Freddie Mac Gold Pool 3% 7/1/2032	29,793	28,928
Freddie Mac Gold Pool 3% 7/1/2038	1,686,929	1,590,663
Freddie Mac Gold Pool 3% 7/1/2045	25,755	22,646
Freddie Mac Gold Pool 3% 7/1/2047	152,492	133,133
Freddie Mac Gold Pool 3% 7/1/2049	340,646	294,560
Freddie Mac Gold Pool 3% 7/1/2052	444,451	378,696
Freddie Mac Gold Pool 3% 8/1/2033	130,370	125,459
Freddie Mac Gold Pool 3% 8/1/2049	82,581	71,409
Freddie Mac Gold Pool 3% 8/1/2050	70,255	60,509
Freddie Mac Gold Pool 3% 8/1/2052	6,717,378	5,809,628
Freddie Mac Gold Pool 3% 9/1/2034	30,498	29,082
Freddie Mac Gold Pool 3.5% 1/1/2050	209,133	187,590
Freddie Mac Gold Pool 3.5% 1/1/2052	122,864	109,709
Freddie Mac Gold Pool 3.5% 10/1/2037	205,792	197,208
Freddie Mac Gold Pool 3.5% 10/1/2043	319,300	295,276
Freddie Mac Gold Pool 3.5% 10/1/2047	137,326	124,125
Freddie Mac Gold Pool 3.5% 11/1/2045	47,362	43,176
Freddie Mac Gold Pool 3.5% 12/1/2025	4,911	4,885
Freddie Mac Gold Pool 3.5% 12/1/2033	18,499	17,959
Freddie Mac Gold Pool 3.5% 12/1/2049	422,875	379,315
Freddie Mac Gold Pool 3.5% 2/1/2043	42,288	39,159
Freddie Mac Gold Pool 3.5% 2/1/2048	138,293	124,991
Freddie Mac Gold Pool 3.5% 2/1/2048	6,857	6,198
Freddie Mac Gold Pool 3.5% 3/1/2048	186,579	168,633
Freddie Mac Gold Pool 3.5% 3/1/2048	180,994	163,584
Freddie Mac Gold Pool 3.5% 3/1/2048	58,771	53,192
Freddie Mac Gold Pool 3.5% 3/1/2049	69,871	62,761
Freddie Mac Gold Pool 3.5% 3/1/2050	1,005,699	913,104
Freddie Mac Gold Pool 3.5% 4/1/2033	13,995	13,626
Freddie Mac Gold Pool 3.5% 4/1/2052	5,715,195	5,072,900
Freddie Mac Gold Pool 3.5% 4/1/2052	74,571	66,610
Freddie Mac Gold Pool 3.5% 5/1/2048	102,509	92,649
Freddie Mac Gold Pool 3.5% 5/1/2052	1,209,500	1,074,706
Freddie Mac Gold Pool 3.5% 6/1/2034	18,617	18,015
Freddie Mac Gold Pool 3.5% 6/1/2042	196,000	181,742
Freddie Mac Gold Pool 3.5% 6/1/2049	524,576	471,032
Freddie Mac Gold Pool 3.5% 6/1/2052	296,074	263,078
Freddie Mac Gold Pool 3.5% 6/1/2052	265,242	236,759
Freddie Mac Gold Pool 3.5% 7/1/2033	11,906	11,577
Freddie Mac Gold Pool 3.5% 7/1/2046	551,124	503,654
Freddie Mac Gold Pool 3.5% 7/1/2049	188,004	168,814
Freddie Mac Gold Pool 3.5% 7/1/2052	2,398,680	2,129,107
Freddie Mac Gold Pool 3.5% 8/1/2037	113,415	109,074
Freddie Mac Gold Pool 3.5% 8/1/2043	213,000	196,737
Freddie Mac Gold Pool 3.5% 8/1/2046	234,688	213,140
Freddie Mac Gold Pool 3.5% 8/1/2048	137,173	123,721
Freddie Mac Gold Pool 3.5% 9/1/2033	36,412	35,405
Freddie Mac Gold Pool 3.5% 9/1/2042	60,556	56,044
Freddie Mac Gold Pool 3.5% 9/1/2049	54,182	48,652
Freddie Mac Gold Pool 4% 1/1/2039	191,880	183,032
Freddie Mac Gold Pool 4% 1/1/2041	64,483	61,618
Freddie Mac Gold Pool 4% 1/1/2041	31,581	30,178
Freddie Mac Gold Pool 4% 1/1/2044	37,984	35,878
Freddie Mac Gold Pool 4% 1/1/2047	436,770	410,488
Freddie Mac Gold Pool 4% 10/1/2037	275,585	267,848
Freddie Mac Gold Pool 4% 10/1/2042	13,640	12,957
Freddie Mac Gold Pool 4% 10/1/2045	3,700	3,467
Freddie Mac Gold Pool 4% 10/1/2048	40,485	37,695
Freddie Mac Gold Pool 4% 10/1/2049	70,806	65,705
Freddie Mac Gold Pool 4% 10/1/2052	270,472	248,385
Freddie Mac Gold Pool 4% 11/1/2036	72,875	70,349
Freddie Mac Gold Pool 4% 11/1/2037	68,231	66,315
Freddie Mac Gold Pool 4% 11/1/2041	524,366	500,114
Freddie Mac Gold Pool 4% 11/1/2048	193,265	179,998
Freddie Mac Gold Pool 4% 11/1/2052	301,975	277,293
Freddie Mac Gold Pool 4% 12/1/2040	34,325	32,809
Freddie Mac Gold Pool 4% 12/1/2048	216,050	200,957
Freddie Mac Gold Pool 4% 12/1/2048	90,703	84,366
Freddie Mac Gold Pool 4% 12/1/2052	714,636	656,057
Freddie Mac Gold Pool 4% 2/1/2041	41,379	39,560
Freddie Mac Gold Pool 4% 2/1/2041	11,296	10,773
Freddie Mac Gold Pool 4% 2/1/2043	55,534	52,559
Freddie Mac Gold Pool 4% 2/1/2048	3,478	3,245
Freddie Mac Gold Pool 4% 2/1/2055	1,635,450	1,499,859
Freddie Mac Gold Pool 4% 3/1/2053	361,297	331,653
Freddie Mac Gold Pool 4% 4/1/2042	24,995	23,874
Freddie Mac Gold Pool 4% 4/1/2048	845	787
Freddie Mac Gold Pool 4% 4/1/2049	827,881	774,701
Freddie Mac Gold Pool 4% 4/1/2049	627,466	583,043
Freddie Mac Gold Pool 4% 4/1/2055	108,125	99,160
Freddie Mac Gold Pool 4% 5/1/2039	84,767	80,858
Freddie Mac Gold Pool 4% 5/1/2045	27,759	26,378
Freddie Mac Gold Pool 4% 5/1/2048	32,852	30,628
Freddie Mac Gold Pool 4% 5/1/2049	300,556	279,089
Freddie Mac Gold Pool 4% 5/1/2052	883,484	812,445
Freddie Mac Gold Pool 4% 5/1/2052	204,642	187,995
Freddie Mac Gold Pool 4% 6/1/2034	19,388	19,031
Freddie Mac Gold Pool 4% 6/1/2046	152,221	144,464
Freddie Mac Gold Pool 4% 6/1/2047	2,189,675	2,032,658
Freddie Mac Gold Pool 4% 7/1/2042	11,342	10,835
Freddie Mac Gold Pool 4% 7/1/2045	53,200	50,747
Freddie Mac Gold Pool 4% 7/1/2048	102,822	95,860
Freddie Mac Gold Pool 4% 7/1/2049	111,634	103,661
Freddie Mac Gold Pool 4% 7/1/2052	23,952	22,004
Freddie Mac Gold Pool 4% 8/1/2048	16,912	15,746
Freddie Mac Gold Pool 4% 8/1/2049	75,071	69,709
Freddie Mac Gold Pool 4% 9/1/2040	10,543	10,079
Freddie Mac Gold Pool 4% 9/1/2045	176,674	165,596
Freddie Mac Gold Pool 4% 9/1/2048	246,528	229,536
Freddie Mac Gold Pool 4% 9/1/2048	6,637	6,173
Freddie Mac Gold Pool 4% 9/1/2049	75,169	69,753
Freddie Mac Gold Pool 4% 9/1/2052	342,980	314,973
Freddie Mac Gold Pool 4.5% 1/1/2049	90,379	86,590
Freddie Mac Gold Pool 4.5% 1/1/2049	22,769	21,785
Freddie Mac Gold Pool 4.5% 1/1/2049	3,262	3,121
Freddie Mac Gold Pool 4.5% 1/1/2053	309,906	293,304
Freddie Mac Gold Pool 4.5% 10/1/2050	17,821	17,147
Freddie Mac Gold Pool 4.5% 10/1/2052	361,259	343,262
Freddie Mac Gold Pool 4.5% 10/1/2054	1,053,070	993,943
Freddie Mac Gold Pool 4.5% 11/1/2040	783,412	770,561
Freddie Mac Gold Pool 4.5% 11/1/2048	239,753	229,401
Freddie Mac Gold Pool 4.5% 11/1/2048	117,566	112,490
Freddie Mac Gold Pool 4.5% 12/1/2048	34,018	32,549
Freddie Mac Gold Pool 4.5% 12/1/2054	173,851	164,076
Freddie Mac Gold Pool 4.5% 2/1/2049	11,456	10,961
Freddie Mac Gold Pool 4.5% 2/1/2053	300,641	285,288
Freddie Mac Gold Pool 4.5% 3/1/2049	324,214	310,114
Freddie Mac Gold Pool 4.5% 3/1/2049	192,444	184,134
Freddie Mac Gold Pool 4.5% 3/1/2049	30,507	29,209
Freddie Mac Gold Pool 4.5% 4/1/2050	85,261	81,500
Freddie Mac Gold Pool 4.5% 4/1/2053	392,836	371,670
Freddie Mac Gold Pool 4.5% 5/1/2049	22,022	21,065
Freddie Mac Gold Pool 4.5% 7/1/2041	129,485	127,189
Freddie Mac Gold Pool 4.5% 7/1/2052	132,873	125,848
Freddie Mac Gold Pool 4.5% 8/1/2048	342,677	327,988
Freddie Mac Gold Pool 4.5% 8/1/2052	1,404,056	1,329,829
Freddie Mac Gold Pool 4.5% 8/1/2052	276,675	262,481
Freddie Mac Gold Pool 4.5% 9/1/2048	348,673	333,618
Freddie Mac Gold Pool 4.5% 9/1/2052	1,380,784	1,307,248
Freddie Mac Gold Pool 4.5% 9/1/2052	837,389	792,792
Freddie Mac Gold Pool 4.5% 9/1/2053	170,238	160,800
Freddie Mac Gold Pool 4.5% 9/1/2054	997,690	941,672
Freddie Mac Gold Pool 5% 1/1/2053	34,116	33,153
Freddie Mac Gold Pool 5% 10/1/2053	494,572	479,994
Freddie Mac Gold Pool 5% 10/1/2054	629,056	609,275
Freddie Mac Gold Pool 5% 11/1/2054	2,456,627	2,379,185
Freddie Mac Gold Pool 5% 12/1/2053 (h)	1,274,939	1,250,784
Freddie Mac Gold Pool 5% 12/1/2053	391,662	379,713
Freddie Mac Gold Pool 5% 12/1/2054	1,259,888	1,220,171
Freddie Mac Gold Pool 5% 12/1/2054	197,247	191,196
Freddie Mac Gold Pool 5% 2/1/2049	52,017	51,406
Freddie Mac Gold Pool 5% 2/1/2055	674,999	653,720
Freddie Mac Gold Pool 5% 3/1/2049	60,713	59,924
Freddie Mac Gold Pool 5% 4/1/2040	398,696	399,548
Freddie Mac Gold Pool 5% 4/1/2053	1,543,232	1,506,398
Freddie Mac Gold Pool 5% 4/1/2053	1,000,165	970,043
Freddie Mac Gold Pool 5% 4/1/2053	31,440	30,486
Freddie Mac Gold Pool 5% 4/1/2053	17,488	16,985
Freddie Mac Gold Pool 5% 4/1/2054	682,006	660,986
Freddie Mac Gold Pool 5% 5/1/2039	388,321	388,599
Freddie Mac Gold Pool 5% 5/1/2049	15,183	14,957
Freddie Mac Gold Pool 5% 5/1/2050	46,274	45,527
Freddie Mac Gold Pool 5% 5/1/2053	539,867	524,072
Freddie Mac Gold Pool 5% 6/1/2053	648,142	629,178
Freddie Mac Gold Pool 5% 6/1/2053	65,202	63,365
Freddie Mac Gold Pool 5% 6/1/2054	235,747	228,334
Freddie Mac Gold Pool 5% 7/1/2053	58,654	56,902
Freddie Mac Gold Pool 5% 8/1/2048	13,282	13,138
Freddie Mac Gold Pool 5% 8/1/2049	116,550	114,815
Freddie Mac Gold Pool 5% 8/1/2052	546,049	530,849
Freddie Mac Gold Pool 5% 8/1/2052	212,382	206,122
Freddie Mac Gold Pool 5% 8/1/2053	386,401	374,854
Freddie Mac Gold Pool 5% 9/1/2052	732,233	711,278
Freddie Mac Gold Pool 5% 9/1/2052	78,099	76,503
Freddie Mac Gold Pool 5% 9/1/2054	486,626	471,324
Freddie Mac Gold Pool 5.5% 1/1/2040	1,094,674	1,110,210
Freddie Mac Gold Pool 5.5% 1/1/2053	749,550	745,319
Freddie Mac Gold Pool 5.5% 1/1/2053	749,444	744,370
Freddie Mac Gold Pool 5.5% 10/1/2053	47,394	47,097
Freddie Mac Gold Pool 5.5% 10/1/2054	940,462	939,562
Freddie Mac Gold Pool 5.5% 11/1/2053	964,380	956,827
Freddie Mac Gold Pool 5.5% 11/1/2054	3,280,037	3,249,221
Freddie Mac Gold Pool 5.5% 11/1/2054	830,613	832,413
Freddie Mac Gold Pool 5.5% 11/1/2054	684,224	678,619
Freddie Mac Gold Pool 5.5% 11/1/2054	275,000	272,416
Freddie Mac Gold Pool 5.5% 12/1/2052	193,776	192,924
Freddie Mac Gold Pool 5.5% 12/1/2054	885,271	876,954
Freddie Mac Gold Pool 5.5% 2/1/2054	26,202	25,995
Freddie Mac Gold Pool 5.5% 3/1/2053	817,028	812,416
Freddie Mac Gold Pool 5.5% 3/1/2054	906,365	901,163
Freddie Mac Gold Pool 5.5% 3/1/2054	37,540	37,305
Freddie Mac Gold Pool 5.5% 4/1/2053	1,361,991	1,353,451
Freddie Mac Gold Pool 5.5% 4/1/2053	320,643	318,633
Freddie Mac Gold Pool 5.5% 4/1/2053	95,424	94,736
Freddie Mac Gold Pool 5.5% 4/1/2054	746,298	739,986
Freddie Mac Gold Pool 5.5% 5/1/2053	672,944	667,673
Freddie Mac Gold Pool 5.5% 5/1/2054	192,982	191,214
Freddie Mac Gold Pool 5.5% 5/1/2055	1,475,000	1,461,603
Freddie Mac Gold Pool 5.5% 6/1/2028	26,595	26,849
Freddie Mac Gold Pool 5.5% 6/1/2049	92,295	93,620
Freddie Mac Gold Pool 5.5% 6/1/2053	62,406	61,937
Freddie Mac Gold Pool 5.5% 6/1/2054	26,223	25,993
Freddie Mac Gold Pool 5.5% 7/1/2053	391,318	388,376
Freddie Mac Gold Pool 5.5% 8/1/2053	506,766	502,955
Freddie Mac Gold Pool 5.5% 8/1/2054	39,492	39,145
Freddie Mac Gold Pool 5.5% 9/1/2053	825,875	827,149
Freddie Mac Gold Pool 5.5% 9/1/2053	352,513	349,862
Freddie Mac Gold Pool 5.5% 9/1/2054	490,602	486,147
Freddie Mac Gold Pool 5.5% 9/1/2054	271,725	269,257
Freddie Mac Gold Pool 6% 1/1/2053	240,674	243,893
Freddie Mac Gold Pool 6% 1/1/2054	4,286,702	4,338,671
Freddie Mac Gold Pool 6% 10/1/2028	1,163	1,177
Freddie Mac Gold Pool 6% 11/1/2052	244,012	247,885
Freddie Mac Gold Pool 6% 11/1/2053	889,250	899,753
Freddie Mac Gold Pool 6% 11/1/2053	748,196	757,033
Freddie Mac Gold Pool 6% 11/1/2054	636,762	643,238
Freddie Mac Gold Pool 6% 11/1/2054	496,617	502,094
Freddie Mac Gold Pool 6% 12/1/2052	506,064	514,097
Freddie Mac Gold Pool 6% 12/1/2053	1,252,680	1,267,476
Freddie Mac Gold Pool 6% 12/1/2053	947,154	966,119
Freddie Mac Gold Pool 6% 2/1/2053	305,171	309,252
Freddie Mac Gold Pool 6% 3/1/2054	1,744,316	1,763,146
Freddie Mac Gold Pool 6% 3/1/2054	620,455	627,686
Freddie Mac Gold Pool 6% 3/1/2055	971,694	981,803
Freddie Mac Gold Pool 6% 4/1/2054	1,792,482	1,834,378
Freddie Mac Gold Pool 6% 5/1/2054	2,391,363	2,449,499
Freddie Mac Gold Pool 6% 5/1/2054	705,405	712,800
Freddie Mac Gold Pool 6% 5/1/2054	71,879	72,633
Freddie Mac Gold Pool 6% 6/1/2053	474,615	480,665
Freddie Mac Gold Pool 6% 8/1/2054	294,453	297,448
Freddie Mac Gold Pool 6.5% 1/1/2053	160,457	165,626
Freddie Mac Gold Pool 6.5% 1/1/2054	30,970	31,809
Freddie Mac Gold Pool 6.5% 10/1/2053	290,761	298,741
Freddie Mac Gold Pool 6.5% 12/1/2053	1,718,296	1,765,453
Freddie Mac Gold Pool 6.5% 12/1/2053	524,003	543,010
Freddie Mac Gold Pool 6.5% 2/1/2054	1,047,753	1,085,103
Freddie Mac Gold Pool 6.5% 6/1/2054	1,045,659	1,086,855
Freddie Mac Gold Pool 6.5% 6/1/2054	530,913	553,032
Freddie Mac Gold Pool 6.5% 8/1/2053	362,792	372,976
Freddie Mac Gold Pool 6.5% 9/1/2053	810,083	832,821
Freddie Mac Gold Pool 6.5% 9/1/2054	629,239	655,848
Freddie Mac Gold Pool 7% 1/1/2054	200,515	210,399
Freddie Mac Non Gold Pool 5.5% 11/1/2053	25,937	25,758
Freddie Mac Non Gold Pool 5.5% 2/1/2055	262,674	260,206
Freddie Mac Non Gold Pool 5.5% 4/1/2054	606,697	602,135
Freddie Mac Non Gold Pool 6% 1/1/2055	2,069,085	2,091,162
Ginnie Mae I Pool 2% 8/20/2052	525,479	424,953
Ginnie Mae I Pool 2.5% 7/20/2052	352,453	295,684
Ginnie Mae I Pool 3% 10/20/2042	313,182	283,608
Ginnie Mae I Pool 3% 11/20/2052	216,315	189,751
Ginnie Mae I Pool 3% 7/20/2052	319,951	280,461
Ginnie Mae I Pool 3% 8/20/2052	349,416	305,524
Ginnie Mae I Pool 3.5% 1/20/2053	135,268	120,767
Ginnie Mae I Pool 3.5% 10/20/2052	589,792	526,750
Ginnie Mae I Pool 3.5% 10/20/2054	555,639	494,729
Ginnie Mae I Pool 3.5% 11/20/2052	904,242	807,520
Ginnie Mae I Pool 3.5% 12/20/2052	1,783,550	1,592,912
Ginnie Mae I Pool 3.5% 7/20/2052	406,054	363,413
Ginnie Mae I Pool 3.5% 8/20/2052	321,725	287,639
Ginnie Mae I Pool 3.5% 9/20/2052	1,114,734	995,583
Ginnie Mae I Pool 4% 1/20/2053	507,568	467,150
Ginnie Mae I Pool 4% 10/20/2052	1,709,502	1,578,314
Ginnie Mae I Pool 4% 10/20/2054	320,616	293,957
Ginnie Mae I Pool 4% 12/20/2052	741,098	682,084
Ginnie Mae I Pool 4% 3/20/2047	140,957	131,373
Ginnie Mae I Pool 4% 8/20/2052	988,243	910,551
Ginnie Mae I Pool 4% 9/20/2052	498,433	458,936
Ginnie Mae I Pool 4.5% 10/20/2052	499,151	475,427
Ginnie Mae I Pool 4.5% 10/20/2054	888,568	839,601
Ginnie Mae I Pool 4.5% 11/20/2052	1,610,851	1,534,288
Ginnie Mae I Pool 4.5% 4/20/2053	269,460	255,453
Ginnie Mae I Pool 4.5% 5/20/2053	355,980	337,365
Ginnie Mae I Pool 4.5% 7/20/2052	563,576	536,789
Ginnie Mae I Pool 4.5% 8/20/2052	485,919	462,824
Ginnie Mae I Pool 4.5% 9/20/2052	660,483	629,091
Ginnie Mae I Pool 5% 10/20/2052	321,254	313,228
Ginnie Mae I Pool 5% 11/20/2049	105,219	103,831
Ginnie Mae I Pool 5% 11/20/2052	731,533	713,257
Ginnie Mae I Pool 5% 4/20/2053	1,104,960	1,077,355
Ginnie Mae I Pool 5% 6/20/2053	439,896	429,147
Ginnie Mae I Pool 5% 7/20/2052	317,337	308,715
Ginnie Mae I Pool 5% 9/20/2052	634,807	619,344
Ginnie Mae I Pool 5.5% 1/20/2053	214,427	214,097
Ginnie Mae I Pool 5.5% 10/20/2052	444,978	444,709
Ginnie Mae I Pool 5.5% 10/20/2054	643,283	639,226
Ginnie Mae I Pool 5.5% 11/20/2052	240,251	240,106
Ginnie Mae I Pool 5.5% 12/20/2052	1,034,548	1,033,277
Ginnie Mae I Pool 5.5% 5/20/2053	410,885	409,995
Ginnie Mae I Pool 5.5% 6/20/2053	489,853	488,638
Ginnie Mae I Pool 6% 1/20/2053	260,136	263,939
Ginnie Mae I Pool 6% 12/20/2052	1,062,929	1,078,467
Ginnie Mae I Pool 6% 4/20/2053	242,182	245,722
Ginnie Mae I Pool 6% 6/20/2053	224,996	228,285
Ginnie Mae I Pool 6.5% 12/20/2052	226,539	232,332
Ginnie Mae II Pool 1.5% 11/20/2051	354,253	272,188
Ginnie Mae II Pool 1.5% 4/20/2051	72,109	55,405
Ginnie Mae II Pool 1.5% 5/20/2051	90,453	69,499
Ginnie Mae II Pool 2% 1/20/2051	2,711,140	2,179,146
Ginnie Mae II Pool 2% 1/20/2052	322,467	259,191
Ginnie Mae II Pool 2% 10/20/2050	109,591	88,086
Ginnie Mae II Pool 2% 11/20/2051	2,533,185	2,036,902
Ginnie Mae II Pool 2% 12/20/2050	10,045,797	8,074,558
Ginnie Mae II Pool 2% 12/20/2051	344,856	277,186
Ginnie Mae II Pool 2% 2/20/2051	2,254,198	1,811,867
Ginnie Mae II Pool 2% 2/20/2052	684,751	550,386
Ginnie Mae II Pool 2% 3/20/2051	1,384,402	1,112,747
Ginnie Mae II Pool 2% 3/20/2052	317,020	254,912
Ginnie Mae II Pool 2% 4/20/2051	2,311,670	1,858,062
Ginnie Mae II Pool 2% 6/1/2055 (h)	1,375,000	1,104,712
Ginnie Mae II Pool 2% 7/20/2051	1,889,207	1,519,678
Ginnie Mae II Pool 2% 8/20/2051	3,295,281	2,648,663
Ginnie Mae II Pool 2% 9/20/2050	446,437	359,114
Ginnie Mae II Pool 2.5% 1/20/2051	807,677	677,710
Ginnie Mae II Pool 2.5% 1/20/2052	467,241	391,763
Ginnie Mae II Pool 2.5% 10/20/2047	22,071	18,816
Ginnie Mae II Pool 2.5% 10/20/2050	857,895	719,848
Ginnie Mae II Pool 2.5% 10/20/2053	878,356	737,427
Ginnie Mae II Pool 2.5% 11/20/2050	574,128	481,742
Ginnie Mae II Pool 2.5% 11/20/2051	3,023,929	2,535,445
Ginnie Mae II Pool 2.5% 12/20/2049	584,282	492,089
Ginnie Mae II Pool 2.5% 12/20/2050	176,525	148,119
Ginnie Mae II Pool 2.5% 2/20/2051	1,020,267	856,092
Ginnie Mae II Pool 2.5% 2/20/2052	1,291,703	1,083,647
Ginnie Mae II Pool 2.5% 3/20/2047	16,449	14,023
Ginnie Mae II Pool 2.5% 3/20/2050	125,006	104,969
Ginnie Mae II Pool 2.5% 3/20/2051	235,084	197,256
Ginnie Mae II Pool 2.5% 3/20/2052	129,281	108,417
Ginnie Mae II Pool 2.5% 4/20/2050	88,577	74,379
Ginnie Mae II Pool 2.5% 4/20/2051	172,165	144,462
Ginnie Mae II Pool 2.5% 4/20/2052	922,966	774,015
Ginnie Mae II Pool 2.5% 5/20/2050	485,898	408,014
Ginnie Mae II Pool 2.5% 5/20/2051	2,584,913	2,168,963
Ginnie Mae II Pool 2.5% 5/20/2052	1,174,747	985,530
Ginnie Mae II Pool 2.5% 6/1/2055 (h)	550,000	460,919
Ginnie Mae II Pool 2.5% 6/20/2050	260,666	218,721
Ginnie Mae II Pool 2.5% 6/20/2051	1,447,473	1,214,101
Ginnie Mae II Pool 2.5% 6/20/2052	93,976	78,810
Ginnie Mae II Pool 2.5% 7/20/2051	7,554,391	6,334,059
Ginnie Mae II Pool 2.5% 8/20/2050	1,555,588	1,304,948
Ginnie Mae II Pool 2.5% 8/20/2051	2,435,702	2,043,001
Ginnie Mae II Pool 2.5% 9/20/2050	1,355,202	1,137,130
Ginnie Mae II Pool 2.5% 9/20/2051	579,714	486,067
Ginnie Mae II Pool 3% 1/20/2043	3,041	2,750
Ginnie Mae II Pool 3% 1/20/2048	607,583	534,917
Ginnie Mae II Pool 3% 1/20/2050	592,899	519,026
Ginnie Mae II Pool 3% 11/20/2051	376,256	328,317
Ginnie Mae II Pool 3% 11/20/2054	642,731	560,138
Ginnie Mae II Pool 3% 12/20/2049	491,996	430,695
Ginnie Mae II Pool 3% 12/20/2051	395,883	345,444
Ginnie Mae II Pool 3% 12/20/2054	269,073	234,496
Ginnie Mae II Pool 3% 2/20/2046	246,327	218,022
Ginnie Mae II Pool 3% 2/20/2050	19,438	16,992
Ginnie Mae II Pool 3% 3/20/2043	12,711	11,495
Ginnie Mae II Pool 3% 3/20/2051	1,050,459	917,933
Ginnie Mae II Pool 3% 3/20/2052	2,397,760	2,091,512
Ginnie Mae II Pool 3% 4/20/2050	241,416	211,110
Ginnie Mae II Pool 3% 4/20/2051	220,073	192,103
Ginnie Mae II Pool 3% 4/20/2052	2,052,760	1,789,935
Ginnie Mae II Pool 3% 5/20/2051	1,743,854	1,522,214
Ginnie Mae II Pool 3% 5/20/2052	3,870,963	3,376,553
Ginnie Mae II Pool 3% 6/1/2055 (h)	300,000	261,449
Ginnie Mae II Pool 3% 6/20/2050	656,785	573,925
Ginnie Mae II Pool 3% 6/20/2052	1,469,792	1,282,066
Ginnie Mae II Pool 3% 7/20/2042	44,465	40,299
Ginnie Mae II Pool 3% 7/20/2046	100,621	88,996
Ginnie Mae II Pool 3% 7/20/2049	271,544	238,559
Ginnie Mae II Pool 3% 7/20/2050	508,410	444,269
Ginnie Mae II Pool 3% 8/20/2043	3,380	3,048
Ginnie Mae II Pool 3% 8/20/2046	924,706	817,870
Ginnie Mae II Pool 3% 8/20/2050	423,928	370,445
Ginnie Mae II Pool 3% 8/20/2051	608,287	530,595
Ginnie Mae II Pool 3% 9/20/2046	235,287	208,103
Ginnie Mae II Pool 3.5% 1/20/2050	577,712	519,392
Ginnie Mae II Pool 3.5% 1/20/2055	645,235	574,302
Ginnie Mae II Pool 3.5% 10/20/2051	70,470	63,091
Ginnie Mae II Pool 3.5% 11/20/2047	99,329	89,705
Ginnie Mae II Pool 3.5% 11/20/2053	455,584	408,312
Ginnie Mae II Pool 3.5% 12/20/2046	52,667	47,680
Ginnie Mae II Pool 3.5% 12/20/2049	102,370	92,036
Ginnie Mae II Pool 3.5% 12/20/2054	408,640	363,717
Ginnie Mae II Pool 3.5% 2/20/2046	619,103	561,634
Ginnie Mae II Pool 3.5% 2/20/2051	1,965,359	1,765,728
Ginnie Mae II Pool 3.5% 3/20/2049	220,460	198,411
Ginnie Mae II Pool 3.5% 3/20/2050	750,174	674,444
Ginnie Mae II Pool 3.5% 4/20/2046	99,552	90,155
Ginnie Mae II Pool 3.5% 4/20/2049	56,450	50,805
Ginnie Mae II Pool 3.5% 4/20/2050	149,005	133,870
Ginnie Mae II Pool 3.5% 5/20/2044	4,045	3,705
Ginnie Mae II Pool 3.5% 5/20/2046	112,799	102,153
Ginnie Mae II Pool 3.5% 5/20/2050	122,281	109,937
Ginnie Mae II Pool 3.5% 5/20/2051	1,279,001	1,147,088
Ginnie Mae II Pool 3.5% 5/20/2052	159,180	142,215
Ginnie Mae II Pool 3.5% 5/20/2054	464,785	415,178
Ginnie Mae II Pool 3.5% 6/1/2055 (h)	2,125,000	1,891,443
Ginnie Mae II Pool 3.5% 6/20/2052	1,236,639	1,105,230
Ginnie Mae II Pool 3.5% 7/1/2055 (h)	1,050,000	934,226
Ginnie Mae II Pool 3.5% 7/20/2046	43,645	39,526
Ginnie Mae II Pool 3.5% 7/20/2047	14,022	12,668
Ginnie Mae II Pool 3.5% 7/20/2049	52,477	47,212
Ginnie Mae II Pool 3.5% 8/20/2046	30,325	27,462
Ginnie Mae II Pool 3.5% 8/20/2047	543,186	490,728
Ginnie Mae II Pool 3.5% 9/20/2046	30,884	27,969
Ginnie Mae II Pool 3.5% 9/20/2047	13,362	12,072
Ginnie Mae II Pool 4% 1/20/2047	83,208	77,603
Ginnie Mae II Pool 4% 1/20/2049	132,944	123,365
Ginnie Mae II Pool 4% 1/20/2051	130,923	121,203
Ginnie Mae II Pool 4% 1/20/2055	721,173	660,984
Ginnie Mae II Pool 4% 10/20/2048	73,326	68,158
Ginnie Mae II Pool 4% 10/20/2049	42,549	39,443
Ginnie Mae II Pool 4% 11/20/2047	25,389	23,647
Ginnie Mae II Pool 4% 12/20/2045	8,333	7,796
Ginnie Mae II Pool 4% 12/20/2047	36,888	34,357
Ginnie Mae II Pool 4% 12/20/2049	124,508	115,420
Ginnie Mae II Pool 4% 12/20/2050	80,582	74,600
Ginnie Mae II Pool 4% 12/20/2053	376,999	346,565
Ginnie Mae II Pool 4% 12/20/2054	323,704	296,688
Ginnie Mae II Pool 4% 2/20/2050	105,364	97,673
Ginnie Mae II Pool 4% 2/20/2054	403,024	370,301
Ginnie Mae II Pool 4% 3/20/2046	15,240	14,257
Ginnie Mae II Pool 4% 3/20/2048	148,693	138,351
Ginnie Mae II Pool 4% 3/20/2050	713,291	661,228
Ginnie Mae II Pool 4% 4/20/2047	53,776	50,120
Ginnie Mae II Pool 4% 4/20/2048	28,502	26,519
Ginnie Mae II Pool 4% 4/20/2049	57,213	53,037
Ginnie Mae II Pool 4% 4/20/2050	68,311	63,240
Ginnie Mae II Pool 4% 4/20/2054	580,098	532,998
Ginnie Mae II Pool 4% 5/20/2048	10,013	9,317
Ginnie Mae II Pool 4% 5/20/2049	77,825	72,144
Ginnie Mae II Pool 4% 5/20/2050	260,388	241,382
Ginnie Mae II Pool 4% 5/20/2054	146,411	134,478
Ginnie Mae II Pool 4% 6/20/2049	149,649	138,726
Ginnie Mae II Pool 4% 6/20/2051	221,846	204,700
Ginnie Mae II Pool 4% 7/20/2047	82,483	76,875
Ginnie Mae II Pool 4% 8/20/2047	12,366	11,517
Ginnie Mae II Pool 4% 8/20/2048	52,417	48,722
Ginnie Mae II Pool 4% 8/20/2050	155,930	144,548
Ginnie Mae II Pool 4% 8/20/2053	723,640	665,677
Ginnie Mae II Pool 4% 9/20/2047	12,542	11,681
Ginnie Mae II Pool 4% 9/20/2048	52,236	48,554
Ginnie Mae II Pool 4% 9/20/2050	140,486	130,057
Ginnie Mae II Pool 4.5% 1/20/2047	53,807	52,119
Ginnie Mae II Pool 4.5% 1/20/2050	93,524	89,773
Ginnie Mae II Pool 4.5% 1/20/2051	66,330	63,898
Ginnie Mae II Pool 4.5% 1/20/2055	867,459	819,114
Ginnie Mae II Pool 4.5% 10/20/2047	5,915	5,708
Ginnie Mae II Pool 4.5% 10/20/2048	34,096	32,803
Ginnie Mae II Pool 4.5% 10/20/2049	14,515	13,965
Ginnie Mae II Pool 4.5% 10/20/2050	63,284	61,003
Ginnie Mae II Pool 4.5% 11/20/2048	25,611	24,616
Ginnie Mae II Pool 4.5% 11/20/2053	379,906	359,742
Ginnie Mae II Pool 4.5% 11/20/2054	296,495	279,970
Ginnie Mae II Pool 4.5% 12/20/2048	15,988	15,367
Ginnie Mae II Pool 4.5% 12/20/2049	15,916	15,277
Ginnie Mae II Pool 4.5% 12/20/2050	276,901	265,796
Ginnie Mae II Pool 4.5% 2/20/2049	8,780	8,428
Ginnie Mae II Pool 4.5% 2/20/2050	68,506	65,759
Ginnie Mae II Pool 4.5% 2/20/2055	745,511	703,962
Ginnie Mae II Pool 4.5% 3/20/2051	44,696	42,959
Ginnie Mae II Pool 4.5% 3/20/2055	598,915	565,536
Ginnie Mae II Pool 4.5% 4/20/2050	127,228	122,006
Ginnie Mae II Pool 4.5% 4/20/2051	53,416	51,390
Ginnie Mae II Pool 4.5% 5/20/2049	48,848	46,889
Ginnie Mae II Pool 4.5% 5/20/2054	583,517	551,042
Ginnie Mae II Pool 4.5% 6/20/2045	77,118	75,574
Ginnie Mae II Pool 4.5% 6/20/2049	22,216	21,325
Ginnie Mae II Pool 4.5% 6/20/2054	1,391,135	1,313,604
Ginnie Mae II Pool 4.5% 7/20/2053	1,091,259	1,034,107
Ginnie Mae II Pool 4.5% 8/20/2048	164,210	158,085
Ginnie Mae II Pool 4.5% 8/20/2050	57,506	55,271
Ginnie Mae II Pool 4.5% 9/20/2047	6,081	5,868
Ginnie Mae II Pool 4.5% 9/20/2049	49,777	47,843
Ginnie Mae II Pool 4.5% 9/20/2050	60,095	57,892
Ginnie Mae II Pool 5% 1/20/2049	6,459	6,365
Ginnie Mae II Pool 5% 1/20/2055	4,460,607	4,330,002
Ginnie Mae II Pool 5% 10/20/2047	31,742	31,611
Ginnie Mae II Pool 5% 10/20/2048	7,505	7,399
Ginnie Mae II Pool 5% 11/20/2045	26,088	26,268
Ginnie Mae II Pool 5% 11/20/2048	7,043	6,943
Ginnie Mae II Pool 5% 11/20/2049	26,306	26,017
Ginnie Mae II Pool 5% 11/20/2050	38,634	38,414
Ginnie Mae II Pool 5% 11/20/2053	557,458	542,965
Ginnie Mae II Pool 5% 12/20/2053	470,212	457,840
Ginnie Mae II Pool 5% 12/20/2054	1,166,812	1,132,648
Ginnie Mae II Pool 5% 2/20/2049	48,316	47,633
Ginnie Mae II Pool 5% 2/20/2055	1,019,075	989,237
Ginnie Mae II Pool 5% 3/20/2048	8,541	8,484
Ginnie Mae II Pool 5% 3/20/2050	54,662	54,266
Ginnie Mae II Pool 5% 4/20/2048	18,593	18,447
Ginnie Mae II Pool 5% 4/20/2049	8,877	8,751
Ginnie Mae II Pool 5% 4/20/2055	424,377	411,951
Ginnie Mae II Pool 5% 5/20/2049	35,478	34,977
Ginnie Mae II Pool 5% 5/20/2054	478,504	464,867
Ginnie Mae II Pool 5% 6/1/2055 (h)	900,000	873,298
Ginnie Mae II Pool 5% 6/20/2054	699,676	679,736
Ginnie Mae II Pool 5% 7/20/2048	31,167	30,756
Ginnie Mae II Pool 5% 7/20/2050	32,941	32,702
Ginnie Mae II Pool 5% 7/20/2053	1,517,245	1,480,170
Ginnie Mae II Pool 5% 9/20/2048	8,361	8,250
Ginnie Mae II Pool 5% 9/20/2053	714,322	696,867
Ginnie Mae II Pool 5.5% 1/20/2055	1,637,331	1,627,004
Ginnie Mae II Pool 5.5% 10/20/2046	22,074	22,661
Ginnie Mae II Pool 5.5% 10/20/2048	8,515	8,672
Ginnie Mae II Pool 5.5% 10/20/2053	1,265,196	1,261,664
Ginnie Mae II Pool 5.5% 12/20/2044	15,009	15,381
Ginnie Mae II Pool 5.5% 12/20/2048	12,191	12,401
Ginnie Mae II Pool 5.5% 2/20/2054	1,193,812	1,189,360
Ginnie Mae II Pool 5.5% 6/1/2055 (h)	5,975,000	5,934,021
Ginnie Mae II Pool 5.5% 7/1/2055 (h)	4,675,000	4,638,554
Ginnie Mae II Pool 5.5% 7/20/2054	542,452	539,412
Ginnie Mae II Pool 5.5% 8/20/2053	494,668	493,750
Ginnie Mae II Pool 5.5% 8/20/2054	2,114,788	2,102,441
Ginnie Mae II Pool 5.5% 9/20/2053	1,143,376	1,141,256
Ginnie Mae II Pool 6% 1/20/2055	1,851,915	1,871,319
Ginnie Mae II Pool 6% 12/20/2054	3,695,494	3,737,679
Ginnie Mae II Pool 6% 3/20/2055	199,568	201,721
Ginnie Mae II Pool 6% 6/1/2055 (h)	3,575,000	3,609,723
Ginnie Mae II Pool 6% 7/1/2055 (h)	1,650,000	1,663,512
Ginnie Mae II Pool 6.5% 3/20/2055	1,775,005	1,818,867
Ginnie Mae II Pool 6.5% 6/1/2055 (h)	975,000	995,849
Ginnie Mae II Pool 6.5% 7/1/2055 (h)	975,000	995,164
Ginnie Mae II Pool 6.5% 7/20/2053	421,296	431,048
Ginnie Mae II Pool 6.5% 7/20/2054	1,062,910	1,085,688
Ginnie Mae II Pool 6.5% 9/20/2053	337,729	345,758
Uniform Mortgage Backed Securities 2% 6/1/2040 (h)	5,250,000	4,741,204
Uniform Mortgage Backed Securities 2% 6/1/2055 (h)	28,625,000	22,250,344
Uniform Mortgage Backed Securities 2% 7/1/2055 (h)	14,100,000	10,966,054
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (h)	4,700,000	3,830,316
Uniform Mortgage Backed Securities 3% 6/1/2055 (h)	2,500,000	2,128,124
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (h)	1,950,000	1,729,710
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (h)	1,150,000	1,019,860
Uniform Mortgage Backed Securities 4% 6/1/2055 (h)	900,000	825,186
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (h)	1,875,000	1,769,239
Uniform Mortgage Backed Securities 5% 6/1/2055 (h)	1,650,000	1,597,599
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (h)	3,300,000	3,268,034
Uniform Mortgage Backed Securities 6% 6/1/2055 (h)	6,075,000	6,135,988
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (h)	1,650,000	1,694,343
TOTAL UNITED STATES		712,808,093
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $762,845,061)		712,808,093

U.S. Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Fannie Mae 0.54% 10/27/2025	500,000	492,301
Fannie Mae 0.75% 10/8/2027	250,000	232,500
Fannie Mae 0.875% 8/5/2030	108,000	92,354
Fannie Mae 6.625% 11/15/2030	1,650,000	1,854,453
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	2,230,000	2,078,970
Federal Farm Credit Banks Funding Corp 3.8% 4/5/2032	1,000,000	950,057
Federal Home Loan Bank 0.9% 2/26/2027	3,290,000	3,115,774
Federal Home Loan Bank 0.96% 3/5/2026	1,300,000	1,268,306
Federal Home Loan Bank 3.25% 6/9/2028	210,000	206,647
Federal Home Loan Bank 4.375% 9/8/2028	30,000	30,438
Federal Home Loan Bank 4.75% 3/10/2034	1,000,000	1,015,864
Freddie Mac Non Gold Pool 6.25% 7/15/2032	830,000	931,703
Freddie Mac Non Gold Pool 6.75% 3/15/2031	870,000	986,992
		13,256,359
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 2.875% 2/1/2027	145,000	142,393
Tennessee Valley Authority 4.25% 9/15/2052	150,000	122,056
Tennessee Valley Authority 4.25% 9/15/2065	210,000	164,020
Tennessee Valley Authority 4.375% 8/1/2034	269,000	263,461
Tennessee Valley Authority 4.875% 5/15/2035	700,000	704,200
Tennessee Valley Authority 5.25% 9/15/2039	420,000	432,634
Tennessee Valley Authority 5.88% 4/1/2036	110,000	119,657
		1,948,421
TOTAL UNITED STATES		15,204,780
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,767,149)		15,204,780

U.S. Treasury Obligations - 45.9%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.44	2,000	1,215
US Treasury Bonds 1.125% 8/15/2040	2.18	76,000	45,677
US Treasury Bonds 1.25% 5/15/2050	2.33	238,000	111,181
US Treasury Bonds 1.375% 11/15/2040	1.92 to 2.06	1,276,000	795,755
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.37	290,000	139,109
US Treasury Bonds 1.75% 8/15/2041	1.96 to 3.69	6,137,000	3,986,413
US Treasury Bonds 1.875% 11/15/2051	2.04 to 3.39	1,574,000	852,788
US Treasury Bonds 1.875% 2/15/2041	1.91 to 2.32	14,910,000	10,042,118
US Treasury Bonds 2% 11/15/2041	2.11 to 3.33	3,170,000	2,136,407
US Treasury Bonds 2% 2/15/2050	1.49 to 1.71	683,000	391,124
US Treasury Bonds 2% 8/15/2051	1.85 to 3.25	8,892,000	4,996,193
US Treasury Bonds 2.25% 5/15/2041	2.07 to 3.12	6,995,000	4,979,019
US Treasury Bonds 2.25% 8/15/2046	1.93	148,000	94,703
US Treasury Bonds 2.25% 8/15/2049	2.20 to 2.22	267,000	163,350
US Treasury Bonds 2.375% 11/15/2049	2.39	38,000	23,852
US Treasury Bonds 2.375% 5/15/2051	2.60 to 3.09	1,245,000	770,295
US Treasury Bonds 2.5% 2/15/2046	1.27	329,000	222,936
US Treasury Bonds 2.5% 5/15/2046	3.05	122,000	82,398
US Treasury Bonds 2.75% 11/15/2042	1.27 to 2.83	329,000	245,413
US Treasury Bonds 2.75% 11/15/2047	3.32 to 3.37	157,000	109,078
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.18	177,000	123,326
US Treasury Bonds 2.875% 11/15/2046	2.33 to 3.19	359,000	258,704
US Treasury Bonds 2.875% 5/15/2049	2.23 to 2.58	361,000	253,179
US Treasury Bonds 2.875% 5/15/2052	2.94 to 3.20	2,960,000	2,033,497
US Treasury Bonds 2.875% 8/15/2045	2.82 to 2.91	268,000	195,923
US Treasury Bonds 3% 11/15/2044	2.28 to 3.31	264,000	198,866
US Treasury Bonds 3% 11/15/2045	3.08 to 3.17	76,000	56,617
US Treasury Bonds 3% 2/15/2047	3.00	83,000	61,002
US Treasury Bonds 3% 2/15/2048	3.07	121,000	87,881
US Treasury Bonds 3% 2/15/2049	2.52 to 2.57	264,000	190,121
US Treasury Bonds 3% 5/15/2042	1.10 to 3.04	238,000	186,226
US Treasury Bonds 3% 5/15/2047	2.77 to 4.98	1,607,000	1,177,567
US Treasury Bonds 3% 8/15/2048	3.07 to 3.39	188,000	135,874
US Treasury Bonds 3% 8/15/2052	3.59 to 4.15	7,670,000	5,408,249
US Treasury Bonds 3.125% 11/15/2041	2.27 to 2.52	229,000	183,996
US Treasury Bonds 3.125% 2/15/2042	1.10 to 2.95	264,000	211,262
US Treasury Bonds 3.125% 5/15/2048	3.13	48,000	35,603
US Treasury Bonds 3.25% 5/15/2042	3.21 to 4.49	6,160,000	4,996,819
US Treasury Bonds 3.375% 11/15/2048	3.25	68,000	52,586
US Treasury Bonds 3.375% 5/15/2044	3.04 to 3.33	186,000	149,839
US Treasury Bonds 3.375% 8/15/2042	3.51 to 4.43	14,140,000	11,639,540
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	9,520,000	7,602,984
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.23	6,910,000	5,512,614
US Treasury Bonds 3.625% 8/15/2043	2.54	86,000	72,559
US Treasury Bonds 3.75% 11/15/2043	3.17	94,000	80,543
US Treasury Bonds 3.75% 8/15/2041	2.47 to 2.94	225,000	197,771
US Treasury Bonds 3.875% 2/15/2043	3.76 to 4.59	10,190,000	8,950,482
US Treasury Bonds 3.875% 5/15/2043	4.02 to 4.24	7,160,000	6,269,887
US Treasury Bonds 3.875% 8/15/2040	2.12	126,000	113,651
US Treasury Bonds 4% 11/15/2042	3.79 to 4.13	10,370,000	9,285,606
US Treasury Bonds 4% 11/15/2052	3.60 to 3.88	6,250,000	5,348,877
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.89	19,240,000	17,289,695
US Treasury Bonds 4.125% 8/15/2053 (j)	4.20 to 5.03	4,510,000	3,943,255
US Treasury Bonds 4.25% 2/15/2054	4.27 to 4.79	29,973,000	26,770,807
US Treasury Bonds 4.25% 8/15/2054	4.02 to 4.48	17,950,000	16,051,227
US Treasury Bonds 4.375% 11/15/2039	3.18	5,000	4,814
US Treasury Bonds 4.375% 2/15/2038	2.97 to 3.10	81,000	79,598
US Treasury Bonds 4.375% 5/15/2041	2.97	433,000	411,942
US Treasury Bonds 4.375% 8/15/2043	4.41 to 5.07	4,130,000	3,862,841
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	10,730,000	10,015,784
US Treasury Bonds 4.5% 2/15/2036	1.78 to 2.83	223,000	225,727
US Treasury Bonds 4.5% 2/15/2044 (j)	4.36 to 4.85	22,650,000	21,480,340
US Treasury Bonds 4.5% 5/15/2038	3.16	69,000	68,722
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.90	4,350,000	4,178,039
US Treasury Bonds 4.625% 2/15/2055	4.69 to 4.83	5,390,000	5,141,417
US Treasury Bonds 4.625% 5/15/2044	4.47 to 4.76	8,980,000	8,645,355
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.68	8,840,000	8,408,705
US Treasury Bonds 4.75% 11/15/2043	4.22 to 4.70	18,010,000	17,657,539
US Treasury Bonds 4.75% 5/15/2055	4.90 to 4.93	6,670,000	6,499,081
US Treasury Bonds 5% 5/15/2037	2.94	391,000	409,573
US Treasury Bonds 5% 5/15/2045	5.05	1,540,000	1,555,641
US Treasury Notes 0.375% 1/31/2026	0.85 to 0.89	4,225,000	4,117,766
US Treasury Notes 0.375% 7/31/2027	0.39 to 0.46	3,005,000	2,787,255
US Treasury Notes 0.375% 9/30/2027	0.54 to 0.73	3,744,000	3,454,864
US Treasury Notes 0.5% 2/28/2026	0.67 to 0.82	5,602,000	5,449,367
US Treasury Notes 0.5% 4/30/2027	0.54	546,000	511,939
US Treasury Notes 0.5% 5/31/2027	0.69	43,000	40,202
US Treasury Notes 0.5% 6/30/2027	0.48 to 0.49	856,000	798,454
US Treasury Notes 0.5% 8/31/2027	0.46 to 1.19	2,377,000	2,205,225
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.76	2,407,000	2,222,620
US Treasury Notes 0.625% 12/31/2027	0.76 to 0.84	1,696,000	1,561,579
US Treasury Notes 0.625% 3/31/2027	0.63	884,000	832,997
US Treasury Notes 0.625% 7/31/2026	0.67 to 0.83	3,960,000	3,804,694
US Treasury Notes 0.625% 8/15/2030	1.55 to 1.70	644,000	542,721
US Treasury Notes 0.75% 1/31/2028	0.79 to 1.00	4,807,000	4,429,951
US Treasury Notes 0.75% 4/30/2026	0.81	3,206,000	3,108,417
US Treasury Notes 0.75% 5/31/2026	0.78 to 0.90	3,183,000	3,077,837
US Treasury Notes 0.875% 9/30/2026	1.05 to 1.62	6,070,000	5,823,169
US Treasury Notes 1.125% 10/31/2026	1.10 to 1.83	8,680,000	8,335,852
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.37	5,030,000	4,673,381
US Treasury Notes 1.125% 8/31/2028	1.07 to 1.42	5,215,000	4,780,077
US Treasury Notes 1.25% 11/30/2026	3.75	429,000	411,991
US Treasury Notes 1.25% 12/31/2026	1.42 to 2.91	7,670,000	7,351,216
US Treasury Notes 1.25% 3/31/2028	1.23 to 1.34	4,619,000	4,297,294
US Treasury Notes 1.25% 4/30/2028	1.23 to 1.29	3,357,000	3,117,027
US Treasury Notes 1.25% 5/31/2028	1.24	2,807,000	2,600,751
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.02	3,624,000	3,350,643
US Treasury Notes 1.25% 8/15/2031	3.02 to 3.09	3,247,000	2,742,193
US Treasury Notes 1.25% 9/30/2028	1.34 to 1.44	2,821,000	2,590,361
US Treasury Notes 1.375% 10/31/2028	1.45 to 2.02	7,420,000	6,827,849
US Treasury Notes 1.375% 12/31/2028	1.71 to 2.71	2,240,000	2,053,187
US Treasury Notes 1.375% 8/31/2026	1.68	366,000	354,148
US Treasury Notes 1.5% 1/31/2027	0.69 to 3.03	5,829,000	5,598,572
US Treasury Notes 1.5% 11/30/2028	1.77 to 1.79	1,062,000	979,571
US Treasury Notes 1.5% 2/15/2030	1.62	724,000	648,630
US Treasury Notes 1.5% 8/15/2026	3.01	283,000	274,488
US Treasury Notes 1.625% 11/30/2026	1.84	454,000	438,465
US Treasury Notes 1.625% 5/15/2031	3.75	9,580,000	8,346,575
US Treasury Notes 1.625% 8/15/2029	0.69 to 1.93	2,954,000	2,697,256
US Treasury Notes 1.625% 9/30/2026	1.68 to 1.84	1,345,000	1,303,231
US Treasury Notes 1.75% 1/31/2029	1.86 to 2.36	4,210,000	3,902,966
US Treasury Notes 1.875% 2/28/2029	3.07	820,000	762,568
US Treasury Notes 1.875% 7/31/2026	1.61 to 1.76	800,000	779,938
US Treasury Notes 2% 11/15/2026	1.54 to 3.18	562,000	546,084
US Treasury Notes 2.25% 11/15/2027	3.19	255,000	245,328
US Treasury Notes 2.25% 2/15/2027	2.51 to 4.77	4,017,000	3,904,493
US Treasury Notes 2.25% 8/15/2027	2.66 to 3.05	1,371,000	1,323,818
US Treasury Notes 2.375% 5/15/2027	2.54 to 2.88	1,576,000	1,530,628
US Treasury Notes 2.375% 5/15/2029	1.88 to 2.12	473,000	446,560
US Treasury Notes 2.5% 2/28/2026	2.41	273,000	269,508
US Treasury Notes 2.5% 3/31/2027	3.06	2,870,000	2,798,026
US Treasury Notes 2.625% 2/15/2029	1.60 to 2.72	1,038,000	992,588
US Treasury Notes 2.625% 5/31/2027	2.84	3,110,000	3,033,465
US Treasury Notes 2.625% 7/31/2029	2.87 to 3.15	13,410,000	12,746,310
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.24	629,000	610,916
US Treasury Notes 2.75% 4/30/2027	2.90 to 2.93	1,920,000	1,878,825
US Treasury Notes 2.75% 6/30/2025	2.93	237,000	236,691
US Treasury Notes 2.75% 7/31/2027	2.91 to 3.18	4,190,000	4,091,306
US Treasury Notes 2.75% 8/15/2032	3.10 to 4.02	13,225,000	12,047,665
US Treasury Notes 2.75% 8/31/2025	2.80	304,000	302,851
US Treasury Notes 2.875% 11/30/2025	2.69 to 2.71	288,000	285,959
US Treasury Notes 2.875% 4/30/2029	3.03	290,000	279,148
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.72	231,000	224,638
US Treasury Notes 2.875% 7/31/2025	2.77	258,000	257,370
US Treasury Notes 2.875% 8/15/2028	1.32 to 2.86	1,186,000	1,150,188
US Treasury Notes 3% 10/31/2025	2.59	535,000	532,087
US Treasury Notes 3% 7/15/2025	3.15	910,000	908,471
US Treasury Notes 3.125% 11/15/2028	1.98 to 3.01	331,000	322,841
US Treasury Notes 3.125% 8/31/2027	3.27 to 3.69	3,090,000	3,039,788
US Treasury Notes 3.125% 8/31/2029	3.21 to 3.61	2,250,000	2,179,248
US Treasury Notes 3.25% 6/30/2027	2.89 to 3.15	3,320,000	3,278,370
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.02	1,750,000	1,705,635
US Treasury Notes 3.375% 5/15/2033	3.96	960,000	903,713
US Treasury Notes 3.375% 9/15/2027	3.56	3,650,000	3,610,078
US Treasury Notes 3.5% 1/31/2028	3.49 to 3.77	5,420,000	5,369,611
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.07	5,650,000	5,540,311
US Treasury Notes 3.5% 2/15/2033	3.75 to 4.06	7,830,000	7,456,546
US Treasury Notes 3.5% 4/30/2028	3.41 to 4.02	4,370,000	4,326,109
US Treasury Notes 3.5% 4/30/2030	3.71 to 4.70	7,080,000	6,930,103
US Treasury Notes 3.5% 9/30/2029	3.57	1,460,000	1,434,906
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	2,180,000	2,166,375
US Treasury Notes 3.625% 3/31/2030	3.55	410,000	403,802
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	13,510,000	13,417,119
US Treasury Notes 3.625% 8/31/2029	3.71	5,210,000	5,147,317
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.15	9,740,000	9,474,052
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	8,390,000	8,349,033
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	3,600,000	3,547,828
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.82	18,850,000	18,789,621
US Treasury Notes 3.75% 5/15/2028	3.85 to 4.00	28,210,000	28,126,273
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.23	1,860,000	1,840,601
US Treasury Notes 3.75% 6/30/2030	3.86 to 4.23	6,970,000	6,894,855
US Treasury Notes 3.75% 8/31/2031	3.63	2,030,000	1,989,796
US Treasury Notes 3.875% 10/15/2027	3.86 to 4.16	25,440,000	25,433,044
US Treasury Notes 3.875% 11/30/2029	3.45 to 3.80	3,970,000	3,957,594
US Treasury Notes 3.875% 12/31/2027	3.64 to 4.01	5,110,000	5,110,599
US Treasury Notes 3.875% 12/31/2029	3.58 to 4.05	5,560,000	5,541,322
US Treasury Notes 3.875% 3/15/2028	3.88	9,070,000	9,074,960
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.11	15,380,000	15,318,720
US Treasury Notes 3.875% 8/15/2033	4.27 to 4.71	4,340,000	4,221,667
US Treasury Notes 3.875% 9/30/2029	3.96 to 4.11	5,080,000	5,066,705
US Treasury Notes 4% 1/15/2027	4.02 to 4.10	7,640,000	7,640,895
US Treasury Notes 4% 1/31/2029	3.87 to 4.22	11,640,000	11,675,920
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	9,240,000	9,217,261
US Treasury Notes 4% 10/31/2029	3.73 to 4.14	10,290,000	10,313,715
US Treasury Notes 4% 12/15/2025	3.94 to 4.24	2,220,000	2,218,157
US Treasury Notes 4% 12/15/2027	4.22 to 4.32	32,340,000	32,445,445
US Treasury Notes 4% 2/15/2034	4.35 to 4.69	6,580,000	6,429,123
US Treasury Notes 4% 2/29/2028	4.17	3,620,000	3,631,878
US Treasury Notes 4% 3/31/2030	3.95	8,710,000	8,724,970
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	23,490,000	23,258,770
US Treasury Notes 4% 5/31/2030	3.95	14,550,000	14,578,418
US Treasury Notes 4% 6/30/2028	4.01 to 4.25	9,110,000	9,145,586
US Treasury Notes 4% 7/31/2029	3.94	4,650,000	4,662,273
US Treasury Notes 4% 7/31/2030	4.38	1,020,000	1,020,239
US Treasury Notes 4.125% 10/31/2027	3.82 to 4.25	7,580,000	7,621,157
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.31	13,400,000	13,496,836
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.38	13,820,000	13,818,920
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.20	21,290,000	21,408,093
US Treasury Notes 4.125% 11/15/2032	3.36 to 3.95	9,650,000	9,607,404
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.44	10,860,000	10,941,874
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.32	6,970,000	6,966,188
US Treasury Notes 4.125% 2/15/2027	4.30 to 4.48	17,430,000	17,472,213
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	10,110,000	10,092,623
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.66	12,990,000	13,087,425
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.66	10,520,000	10,549,998
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.11	6,630,000	6,616,533
US Treasury Notes 4.125% 6/15/2026	3.88 to 4.53	21,860,000	21,855,731
US Treasury Notes 4.125% 7/31/2031	3.68 to 3.96	15,070,000	15,089,155
US Treasury Notes 4.125% 8/31/2030	4.63	880,000	885,019
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	15,030,000	15,167,384
US Treasury Notes 4.25% 1/31/2026	4.72	1,410,000	1,409,435
US Treasury Notes 4.25% 1/31/2030	4.33	10,630,000	10,761,214
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	16,370,000	16,208,858
US Treasury Notes 4.25% 2/15/2028	3.98 to 4.08	22,760,000	22,979,022
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	7,430,000	7,517,361
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	6,710,000	6,776,838
US Treasury Notes 4.25% 5/15/2035	4.39 to 4.48	10,420,000	10,302,775
US Treasury Notes 4.25% 6/30/2029	4.17 to 4.34	7,990,000	8,087,920
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	6,210,000	6,261,912
US Treasury Notes 4.375% 1/31/2032	4.44	4,670,000	4,730,564
US Treasury Notes 4.375% 11/30/2028	3.79 to 4.29	6,830,000	6,935,385
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	8,470,000	8,611,939
US Treasury Notes 4.375% 12/15/2026	3.98 to 4.15	10,500,000	10,556,602
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.41	9,890,000	10,063,075
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.49	8,680,000	8,704,413
US Treasury Notes 4.375% 7/15/2027	4.10 to 4.26	14,500,000	14,636,471
US Treasury Notes 4.375% 8/15/2026	4.66	210,000	210,689
US Treasury Notes 4.5% 11/15/2025	4.08	2,900,000	2,901,529
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.70	14,380,000	14,673,779
US Treasury Notes 4.5% 4/15/2027	4.77 to 4.88	10,820,000	10,928,623
US Treasury Notes 4.5% 5/15/2027	4.51 to 4.74	16,650,000	16,828,207
US Treasury Notes 4.5% 5/31/2029	4.49	990,000	1,010,960
US Treasury Notes 4.5% 7/15/2026	4.34 to 4.68	10,340,000	10,383,218
US Treasury Notes 4.625% 11/15/2026	4.47 to 4.50	6,220,000	6,271,752
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.31	18,370,000	18,709,031
US Treasury Notes 4.625% 4/30/2029	4.72	5,660,000	5,803,490
US Treasury Notes 4.625% 4/30/2031	4.49 to 4.71	8,070,000	8,301,382
US Treasury Notes 4.625% 5/31/2031	4.25 to 4.49	10,900,000	11,210,395
US Treasury Notes 4.625% 6/15/2027	4.41 to 4.52	11,480,000	11,640,092
US Treasury Notes 4.625% 9/15/2026	4.79	6,990,000	7,038,329
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.68	3,820,000	3,907,890
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.96	17,470,000	17,052,358
US Treasury Notes 4.875% 10/31/2028	4.65 to 4.82	3,722,000	3,837,586
US Treasury Notes 4.875% 10/31/2030	4.36 to 4.89	7,650,000	7,964,068
US Treasury Notes 4.875% 5/31/2026	4.86	2,910,000	2,929,915
US Treasury Notes 5% 10/31/2025	5.06	3,000,000	3,007,078
US Treasury Notes 5% 8/31/2025	4.85	250,000	250,332
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,347,849,946)			1,307,603,219

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $51,836,085)	4.32	51,825,720	51,836,085

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $3,092,643,003)	2,946,979,015
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(89,112,429)
NET ASSETS - 100.0%	2,857,866,586

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 6/1/2055	(1,050,000)	(934,595)
Ginnie Mae II Pool 5.5% 6/1/2055	(4,675,000)	(4,642,937)
Ginnie Mae II Pool 6% 6/1/2055	(1,650,000)	(1,666,026)
Ginnie Mae II Pool 6.5% 6/1/2055	(975,000)	(995,849)
Uniform Mortgage Backed Securities 2% 6/1/2055	(14,625,000)	(11,368,081)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(300,000)	(244,488)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(1,150,000)	(1,020,085)
Uniform Mortgage Backed Securities 5% 6/1/2055	(3,525,000)	(3,413,053)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(1,300,000)	(1,287,407)
Uniform Mortgage Backed Securities 6% 6/1/2055	(1,925,000)	(1,944,325)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(27,516,846)

TOTAL TBA SALE COMMITMENTS (Proceeds $27,443,627)		(27,516,846)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,714,359 or 0.1% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $390,742.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,756,543	432,631,627	402,552,085	715,948	-	-	51,836,085	51,825,720	0.1%
Total	21,756,543	432,631,627	402,552,085	715,948	-	-	51,836,085

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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